UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-23341

Name of Fund:
BlackRock Funds IV
BlackRock Global Long/Short Credit Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds IV, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2022

Date of reporting period: 07/31/2022

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

 Not Applicable
JULY 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Annual Report
BlackRock Funds IV
BlackRock Global Long/Short Credit Fund

Dear Shareholder,
The 12-month reporting period as of July 31, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S.
dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates four times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and began to reduce its balance sheet. Continued high inflation and the Fed’s statements led many analysts to anticipate that interest rates have room to rise before peaking, although investors’ inflation expectations began to decline near the end of the period.
The horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metals markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption have magnified supply problems for key commodities. We believe elevated energy prices will continue to exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will ultimately err on the side of protecting employment, even at the expense of higher inflation. In the meantime, however, we believe that we are likely to see a period of slowing growth paired with relatively high inflation.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Furthermore, the energy shock and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near-term. We take the opposite view on credit, where higher spreads provide near-term opportunities, while the likelihood of higher inflation leads us to take an underweight stance on credit in the long-term. We believe that investment-grade corporates, U.K. gilts, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of July 31, 2022
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
(7.81%) (4.64%)
U.S. small cap equities
(Russell 2000
®
Index)
(6.42) (14.29)
International equities (MSCI
Europe, Australasia, Far
East Index)
(11.27) (14.32)
Emerging market equities
(MSCI Emerging Markets
Index)
(16.24) (20.09)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
0.21 0.22
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(6.38) (10.00)
U.S. investment
grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(6.14) (9.12)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(3.95) (6.93)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
(6.58) (8.03)
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of July 31, 2022
2022
BlackRock Annual Report to Shareholders

BlackRock Global Long/Short Credit Fund
Investment Objective
BlackRock Global Long/Short Credit Fund’s (the “Fund”) investment objective is to seek absolute total returns over a complete market cycle.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended July 31, 2022, all of the Fund’s share classes underperformed its benchmark, the ICE BofA 3-month U.S. Treasury Bill Index. The Fund is not managed specifically to a benchmark due to the nature of its strategy, so the index return listed above is for reference purposes only.
What factors influenced performance?
The Fund’s European absolute return strategies were the largest drivers of underperformance, driven by Event Driven and Long-Short strategies. U.S. absolute return strategies detracted from performance, primarily due to positioning in high yield and the industrials sector. The Fund’s U.S. Traditional and Carry (yield) strategies were the leading contributors.
The Fund used derivatives, including currency forward contracts, futures, and swaps, in order to manage its positioning in an efficient manner. The use of derivatives contributed to performance.
Describe recent portfolio activity.
The Fund began the reporting period 114% long and 49% short, and it ended July 2022 95% long and 49% short. However, there were several occasions throughout the course of the year when net short positions were much higher.
In the United States, the investment adviser increased the Fund’s allocation to investment-grade corporate bonds and modestly reduced its weightings in high yield, floating-
rate loans, and equities. This shift reflected the investment adviser’s effort to reduce risk in the U.S. portfolio in response to slowing economic growth, tighter monetary policy, and elevated inflation.
In Europe, the investment adviser modestly increased the portfolio’s allocation to high yield corporate bonds and significantly reduced its weighting in floating-rate loans.
It maintained a short position in investment-grade corporate issues. The Fund held positions in European credit default swaps, which rise in value when the underlying securities decline. These holdings contributed to performance at a time of market weakness.
The Fund increased its short position in equities over the course of the year, and it maintained small allocations to Asia and the emerging markets.
The Fund held an above-average cash weighting at the end of the period to maintain a defensive positioning. The cash position did not have a material impact on performance.
Describe portfolio positioning at period end.
The Fund shifted to a defensive posture by reducing holdings in specific individual long positions and decreasing its short positions on the broader U.S. fixed-income market.
In addition, the Fund held an elevated cash position as noted above. The investment adviser sought to add positions in shorter-dated, higher-quality U.S. securities that offered attractive yields following the recent market downturn.
The investment adviser reduced the Fund’s allocation to floating-rate loans in both the United States and Europe following the category’s outperformance, but the portfolio maintained a healthy allocation to this area for both yield and the upside potential the investment adviser saw in certain securities. In Europe, the investment adviser moved up in quality within high yield, as many issues in the category fell to attractive prices. The Fund also held short positions in the bonds of select auto companies, as well as companies being hurt by increasing costs for labor and raw materials.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of July 31, 2022 (continued)

Fund Summary
BlackRock Global Long/Short Credit Fund
GROWTH OF $10,000 INVESTMENT
Performance
N/A — Not Applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund seeks to provide absolute total returns over a complete market cycle through diversified long and short exposure to the global fixed-income markets. Under normal circumstances, the Fund invests at least 80% of its total assets in credit-related instruments. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Global Long/
Short Credit Fund (the “Predecessor Fund”), a series of BlackRock Funds
SM
, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
An unmanaged index that measures returns of 3-month Treasury Bills. On March 1, 2021, the Fund began to track the 4pm pricing variant of the ICE BofA 3-Month U.S. Treasury Bill Index (the
"Index"). Historical index data prior to March 1, 2021 is for the 3pm pricing variant of the lndex. Index data on and after March 1, 2021 is for the 4pm pricing variant of the Index.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................... 4.41% 4.40% (6.42)% N/A 1.38% N/A 2.03% N/A
Investor A ........................... 3.97 3.94 (6.75) (10.48)% 1.09 0.27% 1.77 1.35%
Investor C ........................... 3.40 3.38 (7.37) (8.28) 0.35 0.35 1.15 1.15
Class K ............................ 4.48 4.47 (6.35) N/A 1.46 N/A 2.09 N/A
ICE BofA 3-Month U.S. Treasury Bill Index ... — — 0.22 N/A 1.10 N/A 0.65 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund seeks to provide absolute total returns over a complete market cycle through diversified long and short exposure to the global fixed-income markets. Under normal circumstances, the Fund invests at least 80% of its total assets in credit-related instruments. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BlackRock Funds
SM
, through the Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Fund Summary
as of July 31, 2022 (continued)
2022
BlackRock Annual Report to Shareholders

BlackRock Global Long/Short Credit Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Actual Hypothetical 5% Return
Expenses Paid
During the Period
Including Dividend
Expense and Interest
Expense
Excluding Dividend
Expense and Interest
Expense Annualized Expense Ratio
Beginning
Account
Value
(02/01/22)
Ending
Account
Value
(07/31/22)
Including
Dividend
Expense
and Interest
Expense
(a)
Excluding
Dividend
Expense
and Interest
Expense
(a)
Beginning
Account
Value
(02/01/22)
Ending
Account
Value
(07/31/22)
Expenses
Paid During
the Period
Ending
Account
Value
(07/31/22)
Expenses
Paid During
the Period
(a)
Including
Dividend
Expense
and Interest
Expense
Excluding
Dividend
Expense
and Interest
Expense
Institutional .... $ 1,000.00 $ 942.00 $ 6.55 $ 5.39 $ 1,000.00 $ 1,018.05 $ 6.81 $ 1,019.24 $ 5.61 1.36% 1.12%
Investor A ..... 1,000.00 940.00 7.79 6.6 4 1,000.00 1,016.76 8.10 1,017.9 5 6.9 0 1.62 1.3 8
Investor C ..... 1,000.00 937.40 11.48 10.33 1,000.00 1,012.94 11.93 1,014.13 10.74 2.39 2.15
Class K ...... 1,000.00 942.10 6.21 5.06 1,000.00 1,018.40 6.46 1,019.59 5.26 1.29 1.05
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
GEOGRAPHIC ALLOCATION
Percent of
Total Investments
(a)
Country/Geographic Region Long Short Total
United States ........................... 54.9% 3.1% 58.0%
United Kingdom .......................... 10.4 0.4 10.8
Germany .............................. 3.7 1.1 4.8
France ................................ 4.0 0.3 4.3
Spain ................................. 3.3 0.2 3.5
Luxembourg ............................ 3.5 — 3.5
Italy .................................. 2.0 0.7 2.7
Netherlands ............................ 2.4 — 2.4
Ireland ................................ 2.1 — 2.1
Other
(b)
................................ 7.6 0.3 7.9
Total ................................. 93.9% 6.1% 100.0%
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(d)
AAA/Aaa
(e)
...................................... 1.2%
AA/Aa ......................................... 0.0
(f)
A ............................................ 2.8
BBB/Baa ....................................... 20.8
BB/Ba ......................................... 24.8
B ............................................ 30.4
CCC/Caa ....................................... 5.0
CC/Ca ........................................ 0.0
(f)
C ............................................ 0.0
(f)
NR ........................................... 15.0
(a)
Total investments include the gross market values of long and short positions and exclude Short-Term Securities, Options Purchased and Options Written.
(b)
Includes holdings within countries that are 1% or less of long-term investments. Please refer to the Schedule of Investments for such countries.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
Excludes short-term securities, options purchased, options written and borrowed bonds and investments sold short.
(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.
(f)
Represents less than 0.1% of the Fund's total investments.

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / About Fund Performance
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
About Fund Performance
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of the Fund’s
Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), the Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund's performance would have been lower. With respect to the Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
2022
BlackRock Annual Report to Shareholders

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
July 31, 2022
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.1%
Palmer Square Loan Funding Ltd.,
Series 2019-3A, Class A2, (LIBOR
USD 3 Month + 1.60%), 3.08%,
08/20/27
(a)(b)
............... USD 1,500 $ 1,475,934
Ireland — 1.3%
(b)(c)
AlbaCore Euro CLO IV DAC, Series
4X, Class D, (EURIBOR 3 Month +
4.60%), 4.60%, 07/15/35 ....... EUR 1,695 1,582,449
Anchorage Capital Europe CLO 2 DAC,
Series 2X, Class ER, (EURIBOR 3
Month + 6.45%), 6.45%, 04/15/34 1,300 1,073,794
Anchorage Capital Europe CLO DAC,
Series 4X, Class E, (EURIBOR 3
Month + 5.71%), 5.86%, 04/25/34 700 566,357
Aqueduct European CLO 2 DAC,
Series 2017-2X, Class E, (EURIBOR
3 Month + 4.40%), 4.40%, 10/15/30 919 768,386
Aurium CLO II DAC, Series 2X, Class
ERR, (EURIBOR 3 Month + 6.08%),
6.08%, 06/22/34 ............ 700 549,095
Avoca CLO XIV DAC
Series 14X, Class ER, (EURIBOR 3
Month + 4.70%), 4.70%, 01/12/31 1,970 1,601,930
Series 14X, Class FR, (EURIBOR 3
Month + 6.35%), 6.35%, 01/12/31 2,200 1,576,919
Series 14X, Class SUB, 0.00%,
01/12/31 ............... 1,500 607,568
Avoca CLO XV DAC
Series 15X, Class ER, (EURIBOR 3
Month + 4.13%), 4.13%, 04/15/31 1,765 1,431,907
Series 15X, Class FR, (EURIBOR 3
Month + 5.84%), 5.84%, 04/15/31 3,425 2,835,239
BBAM European CLO I DAC, Series
1X, Class ER, (EURIBOR 3 Month +
5.91%), 6.04%, 07/22/34 ....... 700 552,193
BlueMountain CLO DAC, Series 2021-
1X, Class E, (EURIBOR 3 Month +
5.41%), 5.41%, 04/15/34 ....... 700 554,058
Capital Four CLO II DAC, Series 2X,
Class E, (EURIBOR 3 Month +
5.91%), 5.91%, 01/15/34 ....... 700 559,419
CIFC European Funding CLO III DAC,
Series 3X, Class E, (EURIBOR 3
Month + 5.61%), 5.61%, 01/15/34 600 481,583
CVC Cordatus Loan Fund XX DAC,
Series 20X, Class E, (EURIBOR 3
Month + 5.61%), 5.61%, 06/22/34 369 289,024
Invesco Euro CLO, Series 6X, Class
E, (EURIBOR 3 Month + 5.99%),
5.99%, 07/15/34 ............ 539 427,445
Invesco Euro CLO III DAC, Series
3X, Class F, (EURIBOR 3 Month +
8.07%), 8.07%, 07/15/32 ....... 918 762,710
Neuberger Berman Loan Advisers
Euro CLO, Series 2021-1X, Class
E, (EURIBOR 3 Month + 5.52%),
5.52%, 04/17/34 ............ 438 346,220
North Westerly VII ESG CLO DAC,
Series VII-X, Class E, (EURIBOR 3
Month + 5.66%), 5.66%, 05/15/34 280 220,193
Northwoods Capital 21 Euro DAC,
Series 2020-21X, Class ER,
(EURIBOR 3 Month + 6.06%),
6.19%, 07/22/34 ............ 700 550,420
Security
Par (000)
Par (000) Value
Ireland (continued)
Northwoods Capital 23 Euro DAC,
Series 2021-23X, Class E,
(EURIBOR 3 Month + 6.21%),
6.21%, 03/15/34 ............ EUR 597 $ 483,086
OCP Euro CLO DAC, Series 2017-2X,
Class F, (EURIBOR 3 Month +
6.40%), 6.40%, 01/15/32 ....... 1,000 741,324
Providus CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.29%),
5.29%, 02/15/35 ............ 400 306,405
Rockford Tower Europe CLO DAC,
Series 2021-1X, Class E, (EURIBOR
3 Month + 5.96%), 6.01%, 04/20/34 578 450,116
Sound Point Euro CLO V Funding DAC,
Series 5X, Class E, (EURIBOR 3
Month + 5.84%), 5.99%, 07/25/35 700 546,612
19,864,452
United Kingdom — 0.2%
Greene King Finance plc
(b)
Series B1,  (LIBOR GBP 3 Month +
1.92%), 3.11%, 12/15/34 ..... GBP 2,018 2,013,085
Series B2,  (LIBOR GBP 3 Month +
2.20%), 3.39%, 03/15/36
(c)
... 800 789,134
2,802,219
Total Asset-Backed Securities — 1.6%
(Cost: $33,839,657) .............................. 24,142,605
Shares
Shares
Common Stocks
Canada — 0.0%
CTC Triangle BV
(d)(e)
............ 1,393,669 398,832
Japan — 0.0%
NEW Top YK
(d)(e)(f)
.............. 59,465 —
Netherlands — 0.1%
Climate Transition Capital Acquisition I
BV
(d)
.................... 189,265 1,905,367
United Kingdom — 0.2%
(d)
Genius Sports Ltd. ............. 46,274 119,850
Hedosophia European Growth ..... 255,489 2,585,113
Hedosophia European Growth ..... 1 10
NEW Look Retailers
(e)
........... 2,879,698 35
2,705,008
United States — 1.5%
Altus Power, Inc., (Acquired 01/21/22,
cost $259,000)
(d)(g)
........... 25,900 203,056
Astra Space, Inc., (Acquired 08/13/21,
cost $456,930)
(d)(g)
........... 45,693 65,341
Berkshire Grey, Inc., Class A
(d)
..... 80,952 142,475
Caesars Entertainment, Inc.
(d)
..... 2,154 98,416
California Resources Corp.
(h)
...... 28,567 1,281,516
Cano Health, Inc., (Acquired 07/21/21,
cost $452,280)
(d)(g)
........... 45,228 275,439
CareMax Corp., (Acquired 07/15/21,
cost $288,030)
(d)(g)
........... 28,803 205,941
Chesapeake Energy Corp. ....... 5,454 513,603
Crown PropTech Acquisitions
(d)(e)
... 11,148 21,962
Crown PropTech Acquisitions
(d)
..... 29,076 289,306
DiamondRock Hospitality Co.
(d)
.... 36,679 340,381
Element Solutions, Inc. .......... 11,439 226,035

2022
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Shares
Shares Value
United States (continued)
Excelerate Energy, Inc., Class A
(d)(h)
.. 32,720 $ 724,421
Fanatics Holdings, Inc., Class
A, (Acquired 12/15/21, cost
$1,041,005)
(d)(e)(g)
............ 15,345 994,203
Forestar Group, Inc.
(d)
........... 4,202 58,156
Green Plains, Inc.
(d)(h)
........... 12,991 467,936
Informatica , Inc., Class A
(d)(h)
...... 192,258 4,402,708
Kins Technology
(d)(e)
............ 33,889 23,383
Latch, Inc. (Acquired 07/12/21, cost
$313,440)
(d)(g)
.............. 31,344 37,613
Lions Gate Entertainment Corp., Class
A
(d)
..................... 245,365 2,149,397
Mr Cooper Group, Inc.
(d)
......... 4,382 197,409
New Look Builders, Inc.
(d)(e)
....... 11,518,792 115
Offerpad Solutions, Inc., (Acquired
10/01/21, cost $449,580)
(d)(g)
.... 44,958 94,861
Park Hotels & Resorts, Inc. ....... 17,305 269,785
Pivotal Investment Corp. III
(d)
...... 11,885 117,186
Planet Labs PBC, (Acquired 01/06/22,
cost $332,000)
(d)(g)
........... 33,200 176,956
Playstudios , Inc., (Acquired 07/30/21,
cost $504,530)
(d)(g)
........... 50,453 202,821
Proof Acquisition Corp. I
(d)(e)
....... 6,703 7,440
Rocket Lab USA, Inc.
(d)
.......... 27,089 126,506
Sarcos Technology & Robotics Corp.
(d)
19,370 64,890
Sarcos Technology & Robotics Corp.
(d)(e)
5,273 13,393
Sarcos Technology & Robotics,
(Acquired 10/21/21, cost
$2,100,020)
(d)(g)
............. 210,002 703,507
Service Properties Trust ......... 27,352 178,882
Sonder Holdings, Inc., (Acquired
02/09/22, cost $429,734)
(d)(g)
.... 47,852 74,171
Sunstone Hotel Investors, Inc.
(d)
.... 15,788 178,878
SVF Investment Corp., (Acquired
06/07/22, cost $3,000,000)
(d)(g)
... 300,000 4,714,692
Taylor Morrison Home Corp.
(d)
..... 10,277 294,950
Tishman Speyer Innovation Corp. II,
Class A
(d)
................. 7,610 74,882
TPB Acquisition Corp. I, Class A
(d)
... 17,186 166,876
Tribune Resources LLC, Class A
(d)
.. 86,655 177,643
Western Digital Corp.
(d)(h)
......... 30,630 1,503,933
Xenia Hotels & Resorts, Inc.
(d)
..... 20,223 332,062
22,193,126
Total Common Stocks — 1.8%
(Cost: $42,216,972) .............................. 27,202,333
Par (000)
Pa r (000)
Corporate Bonds
Argentina — 0.0%
Genneia SA, 8.75%
,
09/02/27
(a)
.... USD 176 154,818
Australia — 0.0%
FMG Resources August 2006 Pty. Ltd.,
6.13%
,
04/15/32
(a)
........... 553 525,627
Austria — 0.4%
ams -OSRAM AG
(c)( i )
0.00%, 03/05/25
(j)
........... EUR 4,000 3,327,468
2.13%, 11/03/27 ............ 3,100 2,274,879
5,602,347
Security
Par (000)
Par (000) Value
Bahrain — 0.0%
(c)
BBK BSC, 5.50%
,
07/09/24 ....... USD 200 $ 195,538
Oil and Gas Holding Co. BSCC (The),
7.63%
,
11/07/24 ............ 200 201,850
397,388
Brazil — 0.1%
Azul Investments LLP, 7.25%
,
06/15/26
(a)
................ 200 132,500
Embraer Netherlands Finance BV,
6.95%
,
01/17/28
(a)
........... 222 222,278
Gol Finance SA
(a)
7.00%, 01/31/25 ............ 139 74,365
8.00%, 06/30/26 ............ 200 128,037
Itau Unibanco Holding SA, 5.13%
,
05/13/23
(a)
................ 200 201,500
Klabin Austria GmbH, 3.20%
,
01/12/31
(a)
................ 252 205,934
MC Brazil Downstream Trading SARL,
7.25%
,
06/30/31
(a)
........... 200 160,000
Nexa Resources SA, 5.38%
,
05/04/27
(a)
222 210,525
Oi SA
10.00%, (10.00% Cash or 4.00%
PIK), 07/27/25
(k)
.......... 165 78,375
Suzano Austria GmbH
3.75%, 01/15/31 ............ 150 130,313
Series DM3N, 3.13%, 01/15/32 .. 120 97,155
1,640,982
Canada — 0.1%
(a)
Brookfield Residential Properties, Inc.,
5.00%
,
06/15/29 ............ 115 88,378
Mattamy Group Corp.
5.25%, 12/15/27 ............ 52 45,659
4.63%, 03/01/30 ............ 379 305,004
Rockpoint Gas Storage Canada Ltd.,
7.00%
,
03/31/23 ............ 345 344,603
783,644
Cayman Islands — 0.0%
Pearl Holding II Ltd., 6.00%
,
(b)(c)(l)
... 191 1,031
Chile — 0.1%
Celulosa Arauco y Constitucion SA,
4.20%
,
01/29/30
(c)
........... 200 182,537
Kenbourne Invest SA
(a)
6.88%, 11/26/24 ............ 229 213,013
4.70%, 01/22/28 ............ 200 141,500
Sable International Finance Ltd.,
5.75%
,
09/07/27
(c)
........... 236 208,270
VTR Comunicaciones SpA
(a)
5.13%, 01/15/28 ............ 200 145,475
4.38%, 04/15/29 ............ 200 124,000
1,014,795
China — 0.5%
(c)
Agile Group Holdings Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.25%),
8.38%
(b)(l)
................. 200 37,000
CIFI Holdings Group Co. Ltd., 4.45%
,
08/17/26 ................. 200 68,000
European TopSoho SARL, Series
SMCP, 4.00%
,
09/21/21
(d)( i )(m)
.... EUR 8,600 6,392,715
Fantasia Holdings Group Co. Ltd.,
11.75%
,
04/17/22
(d)(m)
......... USD 200 15,000
Hilong Holding Ltd., 9.75%
,
11/18/24 . 200 96,038

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
China (continued)
Kaisa Group Holdings Ltd., 11.50%
,
01/30/23
(d)(m)
............... USD 200 $ 19,500
KWG Group Holdings Ltd., 5.88%
,
11/10/24 .................. 200 24,000
Modern Land China Co. Ltd., 9.80%
,
04/11/23
(d)(m)
............... 200 32,000
Pearl Holding III Ltd., 9.00%
,
10/22/25 152 54,340
Prime Bloom Holdings Ltd., 6.95%
,
07/05/22
(d)(m)
............... 1,003 137,912
Redsun Properties Group Ltd., 10.50%
,
10/03/22 ................. 200 18,000
Shui On Development Holding Ltd.,
5.50%
,
03/03/25 ............ 200 137,000
Times China Holdings Ltd., 6.75%
,
07/08/25 ................. 200 22,000
Yango Justice International Ltd., 8.25%
,
11/25/23
(d)(m)
............... 200 12,000
Yuzhou Group Holdings Co. Ltd.
(d)(m)
8.50%, 02/26/24 ............ 200 14,000
7.38%, 01/13/26 ............ 200 14,000
7,093,505
Colombia — 0.1%
Avianca Midco 2 Ltd., 9.00%
,
12/01/28
(a)
................ 116 97,267
Geopark Ltd., 5.50%
,
01/17/27
(a)
... 200 170,663
Grupo Aval Ltd., 4.38%
,
02/04/30
(a)
.. 400 316,000
Millicom International Cellular SA,
5.13%
,
01/15/28
(c)
........... 282 255,953
839,883
Cyprus — 0.1%
Bank of Cyprus PCL
(EUR Swap Annual 1 Year +
2.79%), 2.50%, 06/24/27
(b)(c)
.. EUR 1,110 862,446
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA, 6.75%
,
03/30/29
(a)
........ USD 400 366,250
France — 2.5%
Altice France SA
(c)
2.50%, 01/15/25 ............ EUR 4,100 3,865,649
2.13%, 02/15/25 ............ 2,300 2,140,279
4.13%, 01/15/29 ............ 2,943 2,519,110
BNP Paribas SA
(b)(l)
(LIBOR USD 6 Month + 0.08%),
1.57% ................. USD 740 530,059
Series TMO, (BFRTMO - 0.25%),
0.00% ................. EUR 1,503 1,149,883
Casino Guichard Perrachon SA
(EURIBOR Swap Rate 10 Year +
1.00%), 3.02%
(b)(l)
......... 7,464 1,830,860
(EURIBOR Swap Rate 5 Year +
3.82%), 3.99%
(b)(c)(l)
........ 7,500 2,925,107
5.25%, 04/15/27
(c)
........... 600 397,066
Goldstory SASU, 5.38%
,
03/01/26
(c)
. 5,112 4,519,487
Korian SA
(c)
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 9.08%),
4.13%
(b)(l)
............... GBP 1,300 1,208,572
(EURIBOR 6 Month + 9.00%),
1.88%
(b)( i )(l)
.............. EUR 6,172 2,081,502
0.88%, 03/06/27
( i )
........... 3,602 1,700,145
La Financiere Atalian SASU
(c)
4.00%, 05/15/24 ............ 4,440 4,367,731
Security
Par (000)
Par (000) Value
France (continued)
6.63%, 05/15/25 ............ GBP 256 $ 301,032
TotalEnergies SE, Series FP, 0.50%
,
12/02/22
(c)( i )
................ USD 4,000 4,001,760
Verallia SA, 1.88%
,
11/10/31
(c)
..... EUR 5,100 4,105,694
37,643,936
Germany — 2.7%
ADLER Group SA
(c)
2.00%, 11/23/23
( i )(n)
.......... 800 511,025
3.25%, 08/05/25 ............ 5,500 3,274,617
2.75%, 11/13/26 ............ 700 382,758
2.25%, 04/27/27 ............ 1,900 1,019,495
ADLER Real Estate AG
(c)
2.13%, 02/06/24 ............ 1,100 936,347
3.00%, 04/27/26 ............ 700 515,972
Aroundtown SA, 2.00%
,
11/02/26
(c)
.. 400 378,596
ATF Netherlands BV, (EUR Swap
Annual 5 Year + 4.38%), 3.75%
(b)(c)(l)
600 580,220
Bayer AG, (EUR Swap Annual 5 Year +
4.46%), 5.38%
,
03/25/82
(b)(c)
.... 1,600 1,510,488
Deutsche Bank AG, (EURIBOR Swap
Rate 5 Year + 3.30%), 4.00%
,
06/24/32
(b)(c)
............... 10,000 9,779,281
Deutsche Lufthansa AG
(c)
2.88%, 02/11/25 ............ 1,400 1,349,740
3.75%, 02/11/28 ............ 200 176,567
3.50%, 07/14/29 ............ 2,300 1,915,833
Nidda Healthcare Holding GmbH,
3.50%
,
09/30/24
(c)
........... 7,400 7,015,339
Sudzucker International Finance BV,
(EURIBOR 3 Month + 3.10%),
2.89%
(b)(c)(l)
................ 2,766 2,264,894
Tele Columbus AG, 3.88%
,
05/02/25
(c)
7,330 6,298,585
TK Elevator US Newco , Inc., 5.25%
,
07/15/27
(a)
................ USD 440 422,400
Vonovia Finance BV
(c)
2.13%, 03/22/30 ............ EUR 800 759,290
2.25%, 04/07/30 ............ 700 668,943
1.63%, 10/07/39 ............ 1,000 731,635
Vonovia SE, 1.38%
,
01/28/26
(c)
.... 700 688,649
41,180,674
Ghana — 0.4%
Tullow Oil plc, 10.25%
,
05/15/26
(a)
.. USD 6,786 6,310,980
Hong Kong — 0.0%
Melco Resorts Finance Ltd., 5.25%
,
04/26/26
(c)
................ 200 156,000
India — 0.1%
Continuum Energy Levanter Pte. Ltd.,
4.50%
,
02/09/27
(a)
........... 238 197,280
Greenko Dutch BV, 3.85%
,
03/29/26
(c)
194 168,295
HDFC Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 2.93%), 3.70%
(b)(c)(l)
.... 200 169,500
Muthoot Finance Ltd., 6.13%
,
10/31/22
(a)
................ 234 232,508
Network i2i Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 4.27%), 5.65%
(b)(c)(l)
.... 200 191,960
Periama Holdings LLC, 5.95%
,
04/19/26
(c)
................ 200 185,750
ReNew Power Pvt Ltd., 5.88%
,
03/05/27
(c)
................ 200 190,225

2022
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
India (continued)
Shriram Transport Finance Co. Ltd.,
5.95%
,
10/24/22
(c)
........... USD 200 $ 198,500
Vedanta Resources Finance II plc
13.88%, 01/21/24
(c)
.......... 200 171,912
8.95%, 03/11/25
(a)
........... 240 176,400
1,882,330
Indonesia — 0.0%
JGC Ventures Pte. Ltd.
(k)
0.00%, (0.00% Cash or 3.00% PIK),
06/30/25 ............... 10 3,915
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25
(c)(d)(m)
............ 597 267,528
Theta Capital Pte. Ltd., 8.13%
,
01/22/25
(c)
................ 200 160,413
431,856
Ireland — 0.6%
(c)
eircom Finance DAC, 1.75%
,
11/01/24 EUR 7,848 7,834,960
Smurfit Kappa Treasury ULC, 1.00%
,
09/22/33 ................. 1,600 1,273,759
9,108,719
Israel — 0.4%
Leviathan Bond Ltd., 5.75%
,
06/30/23
(a)
(c)
...................... USD 88 88,689
Teva Pharmaceutical Finance
Netherlands II BV
6.00%, 01/31/25 ............ EUR 1,600 1,674,935
3.75%, 05/09/27 ............ 1,626 1,538,565
4.38%, 05/09/30 ............ 3,364 3,018,719
6,320,908
Italy — 1.8%
Autostrade per l'Italia SpA
(c)
1.88%, 09/26/29 ............ 2,090 1,803,000
2.00%, 01/15/30 ............ 6,271 5,369,845
2.25%, 01/25/32 ............ 100 82,679
Banco BPM SpA , (EUR Swap Annual 5
Year + 3.17%), 2.88%
,
06/29/31
(b)(c)
5,455 4,632,034
Gamma Bidco SpA
(c)
5.13%, 07/15/25 ............ 5,950 5,593,169
6.25%, 07/15/25 ............ 153 150,510
Nexi SpA , 0.00%
,
02/24/28
(c)( i )(j)
.... 3,300 2,488,405
Telecom Italia Capital SA, 7.20%
,
07/18/36 ................. USD 3,900 3,234,582
Telecom Italia SpA , 1.63%
,
01/18/29
(c)
EUR 6,100 4,595,454
27,949,678
Japan — 0.8%
Nomura Holdings, Inc., 5.10%
,
07/03/25 ................. USD 382 390,685
SoftBank Group Corp.
(c)
2.13%, 07/06/24 ............ EUR 4,300 4,012,027
5.00%, 04/15/28 ............ 4,179 3,630,475
4.00%, 09/19/29 ............ 5,613 4,374,284
12,407,471
Kuwait — 0.0%
(a)
Equate Petrochemical BV, 2.63%
,
04/28/28 ................. USD 200 179,250
NBK Tier 1 Ltd., (USD Swap Semi 6
Year + 2.88%), 3.63%
(b)(l)
....... 252 226,768
406,018
Security
Par (000)
Par (000) Value
Luxembourg — 2.3%
Altice Financing SA
(c)
2.25%, 01/15/25 ............ EUR 2,000 $ 1,902,521
3.00%, 01/15/28 ............ 12,474 10,772,949
4.25%, 08/15/29 ............ 2,276 1,992,043
Altice Finco SA, 4.75%
,
01/15/28
(c)
.. 1,300 1,077,746
Altice France Holding SA
8.00%, 05/15/27
(c)
........... 696 618,872
10.50%, 05/15/27
(a)
.......... USD 375 354,150
Codere New Holdco SA
7.50%, 11/30/27 ............ EUR 1,649 1,262,986
Garfunkelux Holdco 3 SA
(c)
6.75%, 11/01/25 ............ 6,132 5,381,341
7.75%, 11/01/25 ............ GBP 100 105,583
Kleopatra Holdings 2 SCA, 6.50%
,
09/01/26
(c)
................ EUR 2,750 1,914,185
Matterhorn Telecom SA, 4.00%
,
11/15/27
(c)
................. 500 468,201
Summer BC Holdco B SARL, 5.75%
,
10/31/26
(c)
................ 3,763 3,566,049
Vivion Investments SARL
(c)
3.00%, 08/08/24 ............ 5,300 4,929,347
3.50%, 11/01/25 ............ 800 724,184
35,070,157
Mexico — 0.1%
Alpek SAB de CV, 3.25%
,
02/25/31
(a)
USD 200 167,537
Banco Mercantil del Norte SA
(a)(b)(l)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.97%), 6.75% ........... 200 188,288
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.64%), 5.88% ........... 200 166,100
Braskem Idesa SAPI, 6.99%
,
02/20/32
(a)
................ 200 168,440
FEL Energy VI SARL, 5.75%
,
12/01/40
(c)
................ 188 135,632
Grupo Bimbo SAB de CV, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.28%), 5.95%
(a)(b)(l)
200 196,360
Mexico City Airport Trust, 5.50%
,
07/31/47
(c)
................ 200 152,139
Operadora de Servicios Mega SA de
CV Sofom ER, 8.25%
,
02/11/25
(a)
. 200 128,600
1,303,096
Morocco — 0.0%
Vivo Energy Investments BV, 5.13%
,
09/24/27
(a)
................ 238 223,125
Netherlands — 1.2%
Lincoln Financing SARL, (EURIBOR 3
Month + 3.88%), 3.88%
,
04/01/24
(b)(c)
EUR 3,500 3,523,517
Trivium Packaging Finance BV, 5.50%
,
08/15/26
(a)(n)
............... USD 200 197,000
United Group BV
(c)
4.88%, 07/01/24 ............ EUR 2,000 1,957,749
4.00%, 11/15/27 ............ 143 117,504
4.63%, 08/15/28 ............ 3,260 2,677,368
5.25%, 02/01/30 ............ 140 111,707
VZ Vendor Financing II BV, 2.88%
,
01/15/29
(c)
................ 10,850 8,916,195
Ziggo BV, 2.88%
,
01/15/30
(c)
...... 1,900 1,604,005
19,105,045

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Nigeria — 0.0%
IHS Holding Ltd., 6.25%
,
11/29/28
(a)
. USD 200 $ 163,000
Norway — 0.0%
DNB Bank ASA, (LIBOR USD 6 Month
+ 0.13%), 0.93%
(b)(l)
.......... 210 149,100
Oman — 0.0%
Oryx Funding Ltd., 5.80%
,
02/03/31
(a)
200 186,725
Peru — 0.0%
Inkia Energy Ltd., 5.88%
,
11/09/27
(c)
. 232 211,889
Portugal — 0.5%
Banco Espirito Santo SA
(c)(d)(m)
2.63%, 05/08/17 ............ EUR 6,100 904,003
4.75%, 01/15/18 ............ 19,300 2,860,207
4.00%, 01/21/19 ............ 22,800 3,378,897
7,143,107
Saudi Arabia — 0.0%
Arabian Centres Sukuk II Ltd., 5.63%
,
10/07/26
(a)
................ USD 405 365,082
Singapore — 0.0%
Puma International Financing SA,
5.00%
,
01/24/26
(a)
........... 200 171,100
South Africa — 0.0%
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ................. 200 169,462
Liquid Telecommunications Financing
plc, 5.50%
,
09/04/26
(a)
........ 200 174,412
Sasol Financing USA LLC, 6.50%
,
09/27/28 ................. 200 190,600
534,474
Spain — 2.9%
Banco de Sabadell SA
(b)(c)
(EUR Swap Annual 5 Year +
2.20%), 2.00%, 01/17/30 .... EUR 600 535,579
(EUR Swap Annual 5 Year +
2.95%), 2.50%, 04/15/31 .... 900 767,114
Cellnex Finance Co. SA
(c)
1.50%, 06/08/28 ............ 1,700 1,505,069
2.00%, 02/15/33 ............ 3,000 2,360,261
Cellnex Telecom SA
(c)( i )
1.50%, 01/16/26 ............ 1,100 1,661,599
0.75%, 11/20/31 ............ 21,300 17,258,875
Cirsa Finance International SARL,
6.25%
,
12/20/23
(c)
........... 594 589,300
Codere Finance 2 Luxembourg SA
8.00%, 09/30/26
(c)(n)
.......... 5,786 5,971,741
2.00%, (2.00% Cash or 12.75%
PIK), 11/30/27
(b)(c)(k)
........ 1,099 966,164
2.00%, (2.00% Cash or 13.63%
PIK), 11/30/27
(a)(b)(k)
........ USD 746 650,296
Food Service Project SA, 5.50%
,
01/21/27
(c)
................ EUR 1,371 1,196,020
Kaixo Bondco Telecom SA, 5.13%
,
09/30/29
(c)
................ 4,293 3,787,473
Lorca Telecom Bondco SA, 4.00%
,
09/18/27
(c)
................ 1,057 985,966
Tendam Brands SAU
(c)
5.00%, 09/15/24 ............ 5,890 5,702,157
(EURIBOR 3 Month + 5.25%),
5.52%, 09/15/24
(b)
......... 600 584,102
44,521,716
Security
Par (000)
Par (000) Value
Sweden — 0.3%
(c)
Intrum AB
3.13%, 07/15/24 ............ EUR 300 $ 292,878
4.88%, 08/15/25 ............ 300 287,550
Samhallsbyggnadsbolaget i Norden AB
1.75%, 01/14/25 ............ 331 277,445
(EUR Swap Annual 5 Year +
3.23%), 2.63%
(b)(l)
......... 291 146,793
1.13%, 09/04/26 ............ 300 229,195
(EUR Swap Annual 5 Year +
3.22%), 2.88%
(b)(l)
......... 1,200 582,569
SBB Treasury OYJ
0.75%, 12/14/28 ............ 3,700 2,382,399
1.13%, 11/26/29 ............ 1,000 643,891
4,842,720
Switzerland — 0.5%
(c)
Credit Suisse Group AG, (USD Swap
Semi 5 Year + 4.60%), 7.50%
(b)(l)
. USD 2,800 2,748,967
Dufry One BV, 0.75%
,
03/30/26
( i )
... CHF 5,800 4,956,511
7,705,478
Tanzania, United Republic Of — 0.0%
HTA Group Ltd., 7.00%
,
12/18/25
(a)
.. USD 200 177,600
Thailand — 0.0%
Bangkok Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 4.73%), 5.00%
(b)(c)(l)
.... 200 185,912
United Arab Emirates — 0.0%
DP World Salaam, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 5.75%), 6.00%
(b)(c)(l)
.... 200 200,375
MAF Sukuk Ltd.
(c)
4.64%, 05/14/29 ............ 200 199,975
3.93%, 02/28/30 ............ 200 191,912
Shelf Drilling Holdings Ltd., 8.88%
,
11/15/24
(a)
................ 33 32,340
624,602
United Kingdom — 8.5%
Arqiva Broadcast Finance plc, 6.75%
,
09/30/23
(c)
................ GBP 2,600 3,079,207
BCP V Modular Services Finance II plc,
6.13%
,
11/30/28
(c)
........... 306 298,117
Bellis Acquisition Co. plc
(c)
3.25%, 02/16/26 ............ 4,184 4,139,911
4.50%, 02/16/26 ............ 321 324,459
Bellis Finco plc, 4.00%
,
02/16/27
(c)
.. 300 250,404
BP Capital Markets plc, Series BP,
1.00%
,
04/28/23
(c)( i )
.......... 2,800 3,500,542
British Telecommunications plc, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%),
4.88%
,
11/23/81
(a)(b)
.......... USD 5,750 4,844,375
Connect Finco SARL, 6.75%
,
10/01/26
(a)
................ 12,260 11,990,648
Cornwall Jersey Ltd., 0.75%
,
04/16/26
(c)
( i )
....................... GBP 1,700 1,360,232
CPUK Finance Ltd.
(c)
4.88%, 08/28/25 ............ 1,600 1,812,086
4.50%, 08/28/27 ............ 366 401,213
EC Finance plc, 3.00%
,
10/15/26
(c)
.. EUR 4,978 4,668,787
eG Global Finance plc
(c)
3.63%, 02/07/24 ............ 800 756,225
4.38%, 02/07/25 ............ 1,100 1,026,895

2022
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
United Kingdom (continued)
6.25%, 10/30/25 ............ EUR 535 $ 506,990
EnQuest plc, 7.00%
,
(7.00% Cash or
7.00% PIK), 10/15/23
(a)(c)(k)
...... USD 3,100 2,929,500
Galaxy Bidco Ltd., 6.50%
,
07/31/26
(c)
GBP 1,507 1,636,103
HSBC Bank plc
(b)(l)
Series 2M, (LIBOR USD 6 Month +
0.25%), 1.75% ........... USD 2,800 2,135,000
Series 3M, (LIBOR USD 6 Month +
0.10%), 2.98% ........... 1,180 902,700
Series 1M, (LIBOR USD 6 Month +
0.25%), 3.13% ........... 5,270 4,031,550
International Consolidated Airlines
Group SA
(c)
0.50%, 07/04/23 ............ EUR 1,300 1,275,444
2.75%, 03/25/25 ............ 1,000 912,343
1.13%, 05/18/28
( i )
........... 13,400 9,557,795
3.75%, 03/25/29 ............ 2,200 1,722,448
Intu Jersey 2 Ltd., 2.88%
,
11/01/22
(c)(d)( i )
(m)
...................... GBP 4,500 1,260,423
Ithaca Energy North Sea plc, 9.00%
,
07/15/26
(a)
................ USD 1,500 1,454,880
Jaguar Land Rover Automotive plc,
2.20%
,
01/15/24
(c)
........... EUR 4,500 4,284,077
Just Eat Takeaway.com NV, Series A,
0.00%
,
08/09/25
(c)( i )(j)
.......... 1,800 1,315,289
Kane Bidco Ltd., 5.00%
,
02/15/27
(c)
.. 1,108 1,010,885
Ladbrokes Group Finance plc, 5.13%
,
09/08/23
(c)
................ GBP 2,800 3,375,742
Lloyds Banking Group plc, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.50%),
3.37%
,
12/14/46
(b)
........... USD 3,544 2,541,402
Market Bidco Finco plc, 5.50%
,
11/04/27
(c)
................. GBP 1,090 1,108,381
Metrocentre Finance plc, 8.75%
,
(8.75% Cash or 8.75% PIK),
12/06/23
(k)
................ 560 339,137
Neptune Energy Bondco plc, 6.63%
,
05/15/25
(a)
................ USD 11,958 11,556,211
Pinewood Finance Co. Ltd., 3.25%
,
09/30/25
(c)
................ GBP 948 1,044,799
Playtech plc, 3.75%
,
10/12/23
(c)
.... EUR 3,500 3,492,217
Sherwood Financing plc, 6.00%
,
11/15/26
(c)
................. GBP 1,800 1,753,632
Stonegate Pub Co. Financing plc
(c)
8.00%, 07/13/25 ............ 2,955 3,405,174
8.25%, 07/31/25 ............ 7,839 9,023,673
Unique Pub Finance Co. plc (The),
Series N, 6.46%
,
03/30/32
(c)(n)
... 2,635 3,672,052
Very Group Funding plc (The), 6.50%
,
08/01/26
(c)
................ 2,767 2,630,014
Virgin Media Secured Finance plc,
5.25%
,
05/15/29
(c)
........... 1,266 1,402,979
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28
(c)
....... 360 381,415
Vmed O2 UK Financing I plc, 4.00%
,
01/31/29
(c)
................ 9,409 10,024,162
William Hill Ltd., 4.88%
,
09/07/23
(c)
.. 2,000 2,453,575
131,593,093
United States — 35.0%
Adient Global Holdings Ltd., 3.50%
,
08/15/24
(c)
................ EUR 3,500 3,411,330
Affinity Gaming, 6.88%
,
12/15/27
(a)
.. USD 140 121,316
Security
Par (000)
Par (000) Value
United States (continued)
Allied Universal Holdco LLC
(c)
3.63%, 06/01/28 ............ EUR 117 $ 99,102
4.88%, 06/01/28 ............ GBP 200 199,232
Altria Group, Inc., 3.70%
,
02/04/51 .. USD 97 64,546
American Airlines Group, Inc., Series
2017-1C, 5.18%
,
08/15/23
(e)
.... 5,470 5,422,734
American Airlines Pass-Through Trust
(e)
Series 2011-1, Class B, 4.87%,
04/22/25 ............... 3,235 3,178,375
Series 2017-2, Class A, 4.00%,
12/15/25 ............... 5,651 5,418,419
American Airlines, Inc., Series 2017-2C,
5.18%
,
10/15/23
(e)
........... 5,609 5,462,113
American Tower Corp., 3.10%
,
06/15/50 96 70,254
Amgen, Inc., 3.00%
,
01/15/52 ..... 96 72,401
Amkor Technology, Inc., 6.63%
,
09/15/27
(a)
................ 4,000 3,980,584
AMN Healthcare, Inc., 4.63%
,
10/01/27
(a)
................ 150 143,689
Antero Resources Corp., 8.38%
,
07/15/26
(a)
................ 5,000 5,437,500
Aptiv plc, 3.10%
,
12/01/51 ........ 96 63,817
Ardagh Metal Packaging Finance USA
LLC
3.25%, 09/01/28
(a)
........... 360 334,191
3.00%, 09/01/29
(c)
........... EUR 321 269,244
Ardagh Packaging Finance plc
5.25%, 04/30/25
(a)
........... USD 360 343,800
2.13%, 08/15/26
(c)
........... EUR 3,888 3,365,985
4.75%, 07/15/27
(c)
........... GBP 4,489 4,080,528
Ashton Woods USA LLC
(a)
4.63%, 08/01/29 ............ USD 86 66,663
4.63%, 04/01/30 ............ 230 174,631
AT&T, Inc.
3.50%, 09/15/53 ............ 96 75,893
3.65%, 09/15/59 ............ 96 74,803
Avaya, Inc., 6.13%
,
09/15/28
(a)
..... 464 217,955
Avient Corp., 7.13%
,
08/01/30
(a)
.... 2,000 2,060,840
Bank of America Corp.
(b)
(SOFR + 1.75%), 4.83%, 07/22/26 4,460 4,531,442
(SOFR + 1.56%), 2.97%, 07/21/52 191 142,435
Bank of New York Mellon Corp. (The),
(SOFR + 1.35%), 4.41%
,
07/24/26
(b)
2,910 2,958,318
Bausch Health Cos., Inc.
(a)
5.50%, 11/01/25 ............ 96 85,440
6.13%, 02/01/27 ............ 522 444,384
4.88%, 06/01/28 ............ 103 82,014
Blue Racer Midstream LLC, 7.63%
,
12/15/25
(a)
................ 64 63,831
Boyd Gaming Corp., 4.75%
,
12/01/27 34 32,670
BP Capital Markets America, Inc.,
3.00%
,
03/17/52 ............ 97 73,979
Broadcom, Inc.
4.15%, 11/15/30 ............ 10,000 9,487,804
3.75%, 02/15/51
(a)
........... 96 74,729
Buckeye Partners LP
4.35%, 10/15/24 ............ 275 270,143
4.13%, 03/01/25
(a)
........... 1,125 1,085,625
Caesars Entertainment, Inc.
(a)
6.25%, 07/01/25 ............ 2,399 2,393,002
8.13%, 07/01/27 ............ 374 374,000
California Resources Corp., 7.13%
,
02/01/26
(a)
................ 129 128,634

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Callon Petroleum Co., 7.50%
,
06/15/30
(a)
................ USD 2,325 $ 2,229,884
Calpine Corp., 5.13%
,
03/15/28
(a)
... 31 29,159
Capital One Financial Corp., (SOFR +
2.16%), 4.99%
,
07/24/26
(b)
..... 8,000 8,073,175
Carnival Corp., 10.13%
,
02/01/26
(c)
.. EUR 11,329 12,114,324
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ USD 3,740 2,683,359
CCO Holdings LLC, 5.13%
,
05/01/27
(a)
4,000 3,917,800
CDI Escrow Issuer, Inc., 5.75%
,
04/01/30
(a)
................ 133 130,015
Celanese US Holdings LLC
5.90%, 07/05/24 ............ 10,000 10,071,045
6.17%, 07/15/27 ............ 6,040 6,134,523
Centene Corp.
2.45%, 07/15/28 ............ 529 473,455
2.63%, 08/01/31 ............ 360 306,986
Change Healthcare Holdings LLC,
5.75%
,
03/01/25
(a)
........... 9,678 9,631,255
Charter Communications Operating
LLC
4.40%, 04/01/33 ............ 15,000 13,921,078
3.90%, 06/01/52 ............ 144 104,033
5.25%, 04/01/53 ............ 10,000 8,752,975
3.85%, 04/01/61 ............ 143 97,678
Chemours Co. (The), 4.00%
,
05/15/26 EUR 300 284,385
Cheniere Energy Partners LP, 4.50%
,
10/01/29 ................. USD 19 18,408
Colgate Energy Partners III LLC
(a)
7.75%, 02/15/26 ............ 52 51,017
5.88%, 07/01/29 ............ 113 103,432
Comcast Corp.
2.94%, 11/01/56 ............ 96 70,040
2.99%, 11/01/63 ............ 192 137,623
Covanta Holding Corp., 4.88%
,
12/01/29
(a)
................ 122 108,669
Crown European Holdings SA, 0.75%
,
02/15/23
(c)
................ EUR 900 912,946
CSC Holdings LLC, 5.25%
,
06/01/24 . USD 96 95,040
Dana, Inc., 4.25%
,
09/01/30 ...... 67 55,770
Dell International LLC, 3.45%
,
12/15/51
(a)
................ 191 134,924
Discovery Communications LLC,
4.00%
,
09/15/55 ............ 96 69,713
Earthstone Energy Holdings LLC,
8.00%
,
04/15/27
(a)
........... 660 630,505
Entegris Escrow Corp., 5.95%
,
06/15/30
(a)
................ 6,000 5,955,000
EQM Midstream Partners LP, 7.50%
,
06/01/27
(a)
................ 4,000 4,087,620
Equinix , Inc., 2.63%
,
11/18/24 ..... 6,649 6,442,114
Fidelity National Information Services,
Inc.
4.50%, 07/15/25 ............ 4,555 4,624,621
5.10%, 07/15/32 ............ 1,570 1,630,623
Ford Motor Co., 3.25%
,
02/12/32 ... 93 77,655
Ford Motor Credit Co. LLC, 3.35%
,
11/01/22 .................. 730 728,007
Forestar Group, Inc.
(a)
3.85%, 05/15/26 ............ 115 101,649
5.00%, 03/01/28 ............ 1,399 1,227,301
Freed Corp., 10.00%
,
12/01/23
(e)
... 1,070 1,024,525
Freedom Mortgage Corp.
(a)
8.13%, 11/15/24 ............ 369 330,255
Security
Par (000)
Par (000) Value
United States (continued)
8.25%, 04/15/25 ............ USD 325 $ 290,875
Freeport-McMoRan, Inc., 3.88%
,
03/15/23 ................. 7,000 6,974,350
FreeWire Technologies, Inc., 0.00%
,
03/31/25
(b)(e)
............... 630 549,675
Frontier Communications Holdings
LLC
(a)
5.88%, 10/15/27 ............ 5,536 5,453,735
5.00%, 05/01/28 ............ 3,511 3,299,427
6.75%, 05/01/29 ............ 5,503 4,897,670
8.75%, 05/15/30 ............ 6,294 6,683,536
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 8,360 7,941,987
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 1,500 1,421,250
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 118 96,058
Garden Spinco Corp., 8.63%
,
07/20/30
(a)
................ 3,984 4,183,320
Gilead Sciences, Inc., 2.80%
,
10/01/50 96 70,925
Global Payments, Inc., 4.00%
,
06/01/23 5,000 4,999,267
GLP Capital LP, 4.00%
,
01/15/31 ... 213 190,333
GoTo Group, Inc., 5.50%
,
09/01/27
(a)
. 7,936 5,791,534
GXO Logistics, Inc.
1.65%, 07/15/26 ............ 70 60,728
2.65%, 07/15/31 ............ 355 278,136
HCA, Inc.
5.38%, 02/01/25 ............ 388 395,771
3.50%, 09/01/30 ............ 152 138,698
3.50%, 07/15/51 ............ 191 141,046
Hess Midstream Operations LP, 5.63%
,
02/15/26
(a)
................ 1,000 996,250
HF Sinclair Corp., 5.88%
,
04/01/26
(a)
. 5,000 5,124,748
Homes by West Bay LLC, 9.50%
,
04/30/27
(e)
................ 1,201 1,124,496
Howard Hughes Corp. (The), 5.38%
,
08/01/28
(a)
................ 363 339,891
iHeartCommunications , Inc., 5.25%
,
08/15/27
(a)
................ 2,000 1,828,400
Illuminate Buyer LLC, 9.00%
,
07/01/28
(a)
................ 67 53,138
Jazz Securities DAC, 4.38%
,
01/15/29
(a)
1,500 1,444,275
JPMorgan Chase & Co., (SOFR +
1.99%), 4.85%
,
07/25/28
(b)
..... 6,195 6,357,779
Kinder Morgan, Inc.
5.63%, 11/15/23
(a)
........... 5,000 5,079,705
4.80%, 02/01/33 ............ 10,000 10,119,920
Kinetik Holdings LP, 5.88%
,
06/15/30
(a)
49 49,774
KLA Corp., 4.65%
,
07/15/32 ...... 3,235 3,465,345
Level 3 Financing, Inc., 4.63%
,
09/15/27
(a)
................ 1,000 914,040
Lightning eMotors , Inc., 7.50%
,
05/15/24
(a)( i )
................ 200 142,400
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 5,800 4,721,399
Lowe's Cos., Inc., 3.00%
,
10/15/50 .. 96 71,144
Lumen Technologies, Inc., 5.13%
,
12/15/26
(a)
................ 6,225 5,670,290
Macy's Retail Holdings LLC
(a)
5.88%, 04/01/29 ............ 300 263,486
5.88%, 03/15/30 ............ 7,148 6,127,937
Magallanes, Inc., 3.64%
,
03/15/25
(a)
. 9,000 8,810,925

2022
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Marriott Ownership Resorts, Inc.,
6.13%
,
09/15/25
(a)
........... USD 175 $ 175,875
Marvell Technology, Inc., 1.65%
,
04/15/26 ................. 2,000 1,834,722
Mattel, Inc., 5.88%
,
12/15/27
(a)
..... 2,500 2,556,250
Maxar Technologies, Inc., 7.75%
,
06/15/27
(a)
................ 5,750 5,885,355
Medline Borrower LP, 3.88%
,
04/01/29
(a)
................ 779 704,021
Microchip Technology, Inc.
2.67%, 09/01/23 ............ 1,306 1,287,593
4.25%, 09/01/25 ............ 6,500 6,471,361
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(a)
................ 284 259,173
Morgan Stanley, (SOFR + 1.67%),
4.68%
,
07/17/26
(b)
........... 2,960 3,008,895
Nationstar Mortgage Holdings, Inc.
(a)
6.00%, 01/15/27 ............ 61 56,495
5.50%, 08/15/28 ............ 290 254,837
5.13%, 12/15/30 ............ 285 236,997
5.75%, 11/15/31 ............ 134 112,058
Netflix, Inc.
4.63%, 05/15/29 ............ EUR 960 1,004,951
3.63%, 06/15/30
(c)
........... 1,600 1,544,771
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ USD 108 87,493
Nexstar Media, Inc.
(a)
5.63%, 07/15/27 ............ 17 17,047
4.75%, 11/01/28 ............ 185 172,513
Northern Oil & Gas, Inc., 8.13%
,
03/01/28
(a)
................ 2,000 1,935,000
Occidental Petroleum Corp., 8.50%
,
07/15/27 ................. 385 439,862
Oracle Corp.
2.95%, 11/15/24 ............ 5,000 4,910,715
2.95%, 05/15/25 ............ 6,000 5,849,359
3.60%, 04/01/50 ............ 191 139,211
3.85%, 04/01/60 ............ 96 68,417
Organon & Co., 4.13%
,
04/30/28
(a)
.. 2,000 1,891,000
Owens & Minor, Inc., 6.63%
,
04/01/30
(a)
3,965 3,965,634
Pacific Gas & Electric Co.
4.95%, 06/08/25 ............ 3,000 2,966,037
5.45%, 06/15/27 ............ 2,500 2,481,006
3.25%, 06/01/31 ............ 1,250 1,046,208
5.90%, 06/15/32 ............ 4,000 3,991,747
4.50%, 07/01/40 ............ 7,250 5,919,813
4.20%, 06/01/41 ............ 1,000 767,634
4.60%, 06/15/43 ............ 750 592,083
Paramount Global, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 4.00%), 6.38%
,
03/30/62
(b)
10,746 10,149,977
Park Intermediate Holdings LLC,
4.88%
,
05/15/29
(a)
........... 388 357,288
Peninsula Pacific Entertainment LLC,
8.50%
,
11/15/27
(a)
........... 778 842,761
Pilgrim's Pride Corp., 5.88%
,
09/30/27
(a)
7,000 7,000,000
Pitney Bowes, Inc.
(a)
6.88%, 03/15/27 ............ 8,000 6,444,556
7.25%, 03/15/29 ............ 7,000 5,495,566
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 73 65,484
Range Resources Corp., 5.00%
,
03/15/23 ................. 75 75,290
Security
Par (000)
Par (000) Value
United States (continued)
Rocket Mortgage LLC, 3.63%
,
03/01/29
(a)
................ USD 292 $ 249,660
Sabre GLBL, Inc.
(a)
9.25%, 04/15/25 ............ 6,877 6,996,660
7.38%, 09/01/25 ............ 5,484 5,437,907
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ 1,481 1,482,925
Service Properties Trust
4.50%, 06/15/23 ............ 3,745 3,605,636
4.35%, 10/01/24 ............ 97 86,790
4.50%, 03/15/25 ............ 411 348,940
7.50%, 09/15/25 ............ 4,572 4,432,828
Skyworks Solutions, Inc., 0.90%
,
06/01/23 ................. 6,548 6,365,165
SM Energy Co.
6.75%, 09/15/26 ............ 1,000 990,000
6.63%, 01/15/27 ............ 2,000 1,992,500
Sonder Corp., 7.93%
,
01/19/27
(b)(e)
.. 1,272 1,106,588
Southern Co. (The), 4.48%
,
08/01/24
(n)
7,805 7,873,305
Sprint Corp.
7.88%, 09/15/23 ............ 9,569 9,921,235
7.13%, 06/15/24 ............ 2,423 2,538,092
Sprint Spectrum Co. LLC, 4.74%
,
03/20/25
(a)
................ 3,438 3,454,405
SRS Distribution, Inc., 4.63%
,
07/01/28
(a)
................ 65 60,769
Stem, Inc., 0.50%
,
12/01/28
(a)( i )
..... 47 32,188
Sun Country Airlines, 5.75%
,
03/15/29
(e)
13,384 12,882,249
Sun Country Marine, Inc., Series 2019-
1C, 7.00%
,
12/15/23
(e)
........ 13,498 12,991,929
Sunoco LP, 4.50%
,
04/30/30 ...... 275 241,180
Talen Energy Supply LLC
(a)(d)(m)
7.25%, 05/15/27 ............ 332 329,305
6.63%, 01/15/28 ............ 583 568,933
Tampa Electric Co., 3.88%
,
07/12/24 . 2,125 2,133,403
Tap Rock Resources LLC, 7.00%
,
10/01/26
(a)
................ 631 596,295
Tenet Healthcare Corp.
(a)
4.63%, 06/15/28 ............ 45 42,464
4.25%, 06/01/29 ............ 194 180,420
4.38%, 01/15/30 ............ 359 333,482
Tenneco, Inc., 5.00%
,
07/15/26 .... 5,250 5,158,125
T-Mobile USA, Inc.
3.30%, 02/15/51 ............ 143 109,367
3.40%, 10/15/52 ............ 144 110,831
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ............ 10 9,602
5.70%, 06/15/28 ............ 29 27,734
Trimble, Inc., 4.15%
,
06/15/23 ..... 3,727 3,734,681
Triton Water Holdings, Inc., 6.25%
,
04/01/29
(a)
................ 238 178,983
United Wholesale Mortgage LLC,
5.50%
,
11/15/25
(a)
........... 814 741,017
Univision Communications, Inc.
(a)
5.13%, 02/15/25 ............ 2,250 2,188,125
6.63%, 06/01/27 ............ 3,000 3,007,500
7.38%, 06/30/30 ............ 4,057 4,108,159
Venture Global Calcasieu Pass LLC,
3.88%
,
11/01/33
(a)
........... 210 182,309
Verizon Communications, Inc., 2.99%
,
10/30/56 ................. 191 139,474
Vertiv Group Corp., 4.13%
,
11/15/28
(a)
6,257 5,537,445
ViaSat , Inc., 5.63%
,
04/15/27
(a)
..... 3,250 3,064,425

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
VICI Properties LP
5.75%, 02/01/27
(a)
........... USD 101 $ 100,574
5.13%, 05/15/32 ............ 361 358,765
5.63%, 05/15/52 ............ 130 125,613
Vistra Operations Co. LLC
(a)
4.88%, 05/13/24 ............ 5,000 4,961,473
5.13%, 05/13/25 ............ 10,000 9,996,500
Weekley Homes LLC, 4.88%
,
09/15/28
(a)
................ 165 135,731
Western Digital Corp., 4.75%
,
02/15/26 6,200 6,109,287
William Carter Co. (The), 5.63%
,
03/15/27
(a)
................ 24 23,806
Wynn Las Vegas LLC, 5.50%
,
03/01/25
(a)
................ 97 95,566
Wynn Resorts Finance LLC, 5.13%
,
10/01/29
(a)
................ 517 451,082
Xerox Holdings Corp.
(a)
5.00%, 08/15/25 ............ 11,000 10,631,665
5.50%, 08/15/28 ............ 7,250 6,458,453
XHR LP
(a)
6.38%, 08/15/25 ............ 119 119,846
4.88%, 06/01/29 ............ 60 54,113
538,835,203
Zambia — 0.3%
First Quantum Minerals Ltd.
(a)
7.50%, 04/01/25 ............ 2,500 2,473,125
6.88%, 03/01/26 ............ 2,085 2,021,408
4,494,533
Total Corporate Bonds — 62.3%
(Cost: $1,124,126,589) ........................... 960,688,043
Floating Rate Loan Interests
Canada — 0.3%
(b)
Clarios Global LP, 1st Lien Term Loan,
(EURIBOR 1 Month + 3.25%),
3.25%
,
 04/30/26 ............ EUR 4,600 4,357,661
Raptor Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month +
4.00%), 6.10%
,
 11/01/26 ....... USD 60 58,050
4,415,711
France — 0.4%
(b)
Bidco SB, Facility Term Loan B,
(EURIBOR 6 Month + 4.00%),
4.23%
,
 11/16/28 ............ EUR 1,500 1,441,091
Emeria Holding, Facility Term Loan
B, (EURIBOR 3 Month + 3.50%),
3.50%
,
 03/27/28 ............ 2,000 1,878,651
Inovie Group, Facility Term Loan B,
(EURIBOR 3 Month + 4.00%),
4.00%
,
 03/03/28 ............ 1,000 956,342
Tarkett Participation, Facility Term Loan
B, (EURIBOR 6 Month + 3.43%),
3.66%
,
 04/21/28 ............ 2,831 2,406,632
6,682,716
Germany — 0.6%
(b)
Rain Carbon, Inc., Term Loan,
(EURIBOR 3 Month + 3.00%),
3.53%
,
 01/16/25 ............ 6,200 5,980,270
Tele Columbus AG, Facility Term Loan
A3, 10/15/24
(o)
.............. 1,900 1,718,577
Security
Par (000)
Par (000) Value
Germany (continued)
Wittur Holding GmbH, Facility 1st Lien
Term Loan B, (EURIBOR 6 Month +
4.50%), 5.13%
,
 10/02/26 ...... EUR 3,060 $ 2,214,658
9,913,505
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., Term Loan
(e)
(LIBOR GBP 6 Month + 0.00%),
16.50%, 11/10/27
(b)
........ GBP 284 328,782
0.00%, 11/09/29
(p)
........... 213 51,980
380,762
Luxembourg — 0.8%
(b)
Concrete Investment II SCA, Facility
Term Loan A2, (EURIBOR 3 Month +
0.00%), 2.00%
,
 10/30/22
(e)
..... EUR 79 8
Herens Holdco SARL, Facility Term
Loan B, (EURIBOR 3 Month +
4.00%), 4.00%
,
 07/03/28 ...... 3,400 3,167,192
Jazz Pharmaceuticals plc, Term Loan,
(LIBOR USD 1 Month + 3.50%),
5.87%
,
 05/05/28 ............ USD 4,144 4,042,277
LSF10 XL Bidco SCA, Facility Term
Loan B4, 04/12/28
(o)
.......... EUR 427 371,813
Motion Acquisition Ltd., Facility Term
Loan B, (EURIBOR 3 Month +
3.00%), 3.00%
,
 11/12/26 ....... 2,900 2,716,248
Rainbow UK Holdco Ltd., Facility Term
Loan B2, (EURIBOR 6 Month +
3.75%), 3.75%
,
 02/24/29 ...... 2,400 2,262,819
Travelport Finance SARL, 1st Lien
Term Loan, (LIBOR USD 3 Month +
5.00%), 7.25%
,
 05/29/26 ...... USD 375 288,607
12,848,964
Netherlands — 0.7%
(b)
Flutter Entertainment plc, Term
Loan, (SOFR 3 Month + 2.25%),
4.50%
,
 07/21/26 ............ 741 726,215
Median BV, Facility Term Loan B1,
(EURIBOR 6 Month + 5.00%),
5.23%
,
 10/14/27 ............ EUR 6,000 5,595,723
Nobel Bidco BV, Facility Term Loan
B, (EURIBOR 6 Month + 3.50%),
3.50%
,
 09/01/28 ............ 4,000 3,361,400
Peer Holding III BV, Facility Term Loan
B, (EURIBOR 3 Month + 3.25%),
3.25%
,
 01/16/27 ............ 1,500 1,477,777
11,161,115
Norway — 0.3%
Silk Bidco AS, Facility Term Loan B,
02/24/25
(b)(o)
............... 6,000 4,424,454
Singapore — 0.0%
Grab Holdings, Inc., Term Loan,
(LIBOR USD 1 Month + 4.50%),
6.88%
,
 01/29/26
(b)
........... USD 233 209,601
Spain — 0.1%
(b)
Invictus Media SLU, Facility 2nd Lien
Term Loan, 12/26/25
(e)(o)
....... EUR 85 78,411
Invictus Media SLU, Facility Term Loan
B1, (EURIBOR 6 Month + 4.75%),
4.75%
,
 06/26/25
(e)
........... 2 2,219

2022
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Spain (continued)
Invictus Media SLU, Facility Term Loan
B2, (EURIBOR 1 Month + 0.00%),
0.00% - 6.75%
,
 06/26/25
(e)
..... EUR 1 $ 1,387
Pax Midco Spain SLU, Facility Term
Loan B, (EURIBOR 6 Month +
4.75%), 4.75%
,
 07/01/26 ...... 1,281 1,115,724
1,197,741
Sweden — 0.3%
Quimper AB, Facility Term Loan B1,
(EURIBOR 3 Month + 2.93%),
2.93%
,
 02/16/26
(b)
........... 4,675 4,383,892
United Kingdom — 0.4%
(b)
Connect Finco SARL, Term Loan,
(LIBOR USD 1 Month + 3.50%),
5.88%
,
 12/11/26 ............ USD 798 766,791
Entain plc, Facility Term Loan B,
(LIBOR USD 6 Month + 2.25%),
3.74%
,
 03/29/27 ............ 554 535,462
Misys Ltd., 1st Lien Term Loan,
(EURIBOR 3 Month + 3.00%),
4.00%
,
 06/13/24 ............ EUR 4,448 4,157,109
5,459,362
United States — 8.2%
2U, Inc., Term Loan, (LIBOR USD 3
Month + 5.75%), 8.00%
,
 12/30/24
(b)
USD 615 587,893
ACProducts Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%),
5.92% - 6.50%
,
 05/17/28
(b)
..... 495 350,970
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.75%), 6.91%
,
 02/02/26
(b)
..... 177 155,744
Altar BidCo , Inc., 1st Lien Term Loan,
02/01/29
(b)(o)
............... 3,410 3,235,238
Altar BidCo , Inc., 2nd Lien Term
Loan, (SOFR 6 Month + 5.60%),
7.35%
,
 02/01/30
(b)
........... 12,786 11,549,977
AMC Entertainment Holdings, Inc.,
Term Loan B1, (SOFR 1 Month +
3.00%), 4.87%
,
 04/22/26
(b)
..... 343 295,960
American Auto Auction Group LLC, 1st
Lien Term Loan B, (SOFR 3 Month +
5.00%), 7.20%
,
 12/30/27
(b)
..... 759 690,858
American Auto Auction Group LLC, 2nd
Lien Term Loan B, (SOFR 3 Month +
8.75%), 10.80%
,
 01/02/29
(b)(e)
... 406 365,400
American Rock Salt Co. LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.00%), 6.37%
,
 06/09/28
(b)(e)
.... 93 85,848
Apex Tool Group LLC, 1st Lien Term
Loan, (SOFR 1 Month + 5.25%),
7.17%
,
 02/08/29
(b)
........... 200 174,241
Aruba Investments Holdings LLC, 1st
Lien Term Loan, (LIBOR USD 1
Month + 4.00%), 6.26%
,
 11/24/27
(b)
186 172,142
Avaya, Inc., Term Loan B1, (SOFR 1
Month + 4.25%), 6.25%
,
 12/15/27
(b)
776 379,134
Avaya, Inc., Term Loan B2, 12/15/27
(b)(o)
341 168,303
Avaya, Inc., Term Loan B3,
(SOFR 1 Month + 10.00%),
11.96%
,
 12/15/27
(b)(e)
......... 2,666 1,626,260
Security
Par (000)
Par (000) Value
United States (continued)
AVSC Holding Corp., 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
3.25%), 4.86%
,
 03/03/25
(b)
..... USD 971 $ 827,239
AVSC Holding Corp., 1st Lien Term
Loan B3, 5.00%
,
 10/15/26
(p)
..... 329 327,205
Bally's Corp., Facility Term Loan B,
(LIBOR USD 1 Month + 3.25%),
5.05%
,
 10/02/28
(b)
........... 551 521,739
Barracuda Networks, Inc., 1st Lien Term
Loan, (SOFR 3 Month + 3.75%),
5.98%
,
 02/12/25
(b)
........... 2,537 2,520,846
Barracuda Networks, Inc., 2nd Lien
Term Loan, (LIBOR USD 3 Month +
6.75%), 9.56%
,
 10/30/28
(b)(e)
.... 1,364 1,363,699
Cablevision Lightpath LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
5.25%
,
 11/30/27
(b)
........... 103 98,984
Caesars Resort Collection LLC, Term
Loan B1, (LIBOR USD 1 Month +
3.50%), 5.87%
,
 07/21/25
(b)
..... 138 134,889
Carnival Corp., Term Loan, (LIBOR
USD 3 Month + 3.00%),
5.88%
,
 06/30/25
(b)
........... 349 331,780
Central Parent, Inc., 1st Lien Term
Loan, (SOFR 3 Month + 4.50%),
6.61%
,
 07/06/29
(b)
........... 384 372,722
Change Healthcare Holdings, Inc., Term
Loan, (SOFR 1 Month + 2.50%),
4.87%
,
 03/01/24
(b)
........... 5,952 5,868,732
City Brewing Co. LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 5.30%
,
 04/05/28
(b)
..... 166 143,648
Columbus McKinnon Corp., Term Loan,
(LIBOR USD 3 Month + 2.75%),
5.06%
,
 05/14/28
(b)
........... 37 36,284
Conair Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 6.00%
,
 05/17/28
(b)
..... 89 75,554
ConnectWise LLC, Term Loan,
(LIBOR USD 3 Month + 3.50%),
5.75%
,
 09/29/28
(b)
........... 180 171,631
CoreLogic , Inc., 2nd Lien Term Loan,
06/04/29
(b)(o)
............... 750 555,000
Coty Inc., Term Loan B, (EURIBOR 1
Month + 2.50%), 2.50%
,
 04/07/25
(b)
EUR 2,374 2,314,438
Diamond (BC) BV, Term Loan,
09/29/28
(b)(o)
............... USD 249 237,528
DirectV Financing LLC, Term Loan,
(LIBOR USD 1 Month + 5.00%),
7.37%
,
 08/02/27
(b)
........... 351 330,312
DRI Holding, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 5.25%),
7.62%
,
 12/21/28
(b)
........... 241 208,807
DS Parent, Inc., Term Loan B,
(LIBOR USD 3 Month + 5.75%),
8.00%
,
 12/10/28
(b)
........... 376 358,003
DT Midstream, Inc., Term Loan, (LIBOR
USD 1 Month + 2.00%), 3.69% -
4.37%
,
 06/26/28
(b)
........... 124 124,191
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month +
3.25%), 5.55%
,
 02/06/26
(b)
..... 705 685,131

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
ECL Entertainment LLC, Term Loan
B, (LIBOR USD 3 Month + 7.50%),
9.75%
,
 05/01/28
(b)
........... USD 399 $ 396,975
Eis Group, Inc., Term Loan, (LIBOR
USD 3 Month + 0.00%), 0.00% -
15.00%
,
 01/01/28
(b)
.......... 584 566,538
Emerald Technologies Acquisitionco ,
Inc., Term Loan B, (SOFR 1 Month +
6.25%), 8.68%
,
 12/29/27
(b)
..... 300 286,106
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month +
7.75%), 10.12%
,
 07/31/28
(b)
..... 561 551,463
Equinox Holdings, Inc., 1st Lien Term
Loan B1, (SOFR 3 Month + 3.00%),
5.25%
,
 03/08/24
(b)
........... 2,146 1,528,224
Everi Holdings, Inc., Term Loan B,
(LIBOR USD 3 Month + 2.50%),
4.75%
,
 08/03/28
(b)
........... 73 70,872
Fanatics Commerce Intermediate
Holdco LLC, Term Loan,
(LIBOR USD 3 Month + 3.25%),
6.06%
,
 11/24/28
(b)
........... 284 274,359
Fertitta Entertainment LLC, Term
Loan B, (SOFR 1 Month + 4.00%),
6.33%
,
 01/27/29
(b)
........... 377 359,021
Flexsys Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month +
5.25%), 7.62%
,
 11/01/28
(b)(e)
.... 175 160,598
Foundation Building Materials, Inc.,
1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 5.62% -
6.06%
,
 01/31/28
(b)
........... 76 70,166
Frontier Communications Holdings LLC,
Term Loan B, (LIBOR USD 3 Month
+ 3.75%), 6.06%
,
 05/01/28
(b)
.... 5,451 5,188,198
Go Daddy Operating Co. LLC, Term
Loan B4, (LIBOR USD 1 Month +
2.00%), 4.37%
,
 08/10/27
(b)
..... 401 391,553
GoTo Group, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
6.91%
,
 08/31/27
(b)
........... 7,826 5,950,601
Green Plains Operating Co. LLC,
Term Loan, (LIBOR USD 3 Month +
0.00%), 8.83%
,
 07/20/26
(b)(e)
.... 461 452,379
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month +
4.00%), 6.37%
,
 12/01/27
(b)
..... 1,980 1,929,406
Hilton Grand Vacations Borrower LLC,
Term Loan, (LIBOR USD 1 Month +
3.00%), 5.37%
,
 08/02/28
(b)
..... 499 488,619
Hunter Douglas Holding BV, Term
Loan B1, (SOFR 3 Month + 3.50%),
4.84%
,
 02/26/29
(b)
........... 209 185,906
Hydrofarm Holdings Group, Inc., Term
Loan, (LIBOR USD 3 Month +
5.50%), 8.38%
,
 10/25/28
(b)(e)
.... 171 159,160
Informatica LLC, Term Loan,
(LIBOR USD 1 Month + 2.75%),
5.13%
,
 10/27/28
(b)
........... 8,522 8,271,362
ITT Holdings LLC, Term Loan,
(LIBOR USD 1 Month + 2.75%),
5.12%
,
 07/10/28
(b)
........... 151 143,317
Security
Par (000)
Par (000) Value
United States (continued)
J&J Ventures Gaming LLC, Term Loan,
(LIBOR USD 3 Month + 4.00%),
6.25%
,
 04/26/28
(b)
........... USD 326 $ 309,670
Jack Ohio Finance LLC, Term Loan,
(LIBOR USD 1 Month + 4.75%),
7.12%
,
 10/04/28
(b)(e)
.......... 131 125,430
Jeld-Wen , Inc., Term Loan, (LIBOR
USD 1 Month + 2.25%),
4.62%
,
 07/28/28
(b)
........... 321 301,354
Kronos Acquisition Holdings, Inc., Term
Loan, (SOFR 1 Month + 6.00%),
8.41%
,
 12/22/26
(b)
........... 128 125,307
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 5.42% - 7.12%
,
 12/17/27
(b)
805 690,822
Live Nation Entertainment, Inc., Term
Loan B4, (LIBOR USD 1 Month +
1.75%), 3.94%
,
 10/19/26
(b)
..... 679 652,285
LSF11 A5 Holdco LLC, Term Loan,
(SOFR 1 Month + 3.50%),
5.94%
,
 10/15/28
(b)
........... 330 318,342
Maverick Gaming LLC, Facility Term
Loan B, (LIBOR USD 3 Month +
7.50%), 9.07%
,
 09/03/26
(b)
..... 209 188,476
Medical Solutions LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month +
7.00%), 9.88%
,
 11/01/29
(b)
..... 461 423,350
Medline Borrower LP, Term Loan,
(LIBOR USD 1 Month + 3.25%),
5.62%
,
 10/23/28
(b)
........... 1,842 1,756,601
Mercury Borrower, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.50%), 5.81%
,
 08/02/28
(b)(e)
.... 2 2,375
Mercury Borrower, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month +
6.50%), 8.81%
,
 08/02/29
(b)
..... 598 538,948
MH Sub I LLC, 1st Lien Term Loan,
(SOFR 1 Month + 3.75%),
6.12%
,
 09/13/24
(b)
........... 997 967,461
MH Sub I LLC, 2nd Lien Term Loan,
(LIBOR USD 1 Month + 6.25%),
8.62%
,
 02/23/29
(b)
........... 637 602,494
Midas Intermediate Holdco II LLC,
Term Loan, (LIBOR USD 3 Month +
7.75%), 13.25%
,
 06/30/27
(b)
..... 1,242 1,136,666
MIP V Waste Holdings LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
5.62%
,
 12/08/28
(b)
........... 200 193,815
Naked Juice LLC, 1st Lien Term Loan,
(SOFR 3 Month + 3.25%), 5.40% -
5.68%
,
 01/24/29
(b)
........... 413 394,082
Naked Juice LLC, 2nd Lien Term
Loan, (SOFR 3 Month + 6.00%),
8.15%
,
 01/24/30
(b)
........... 2,335 2,116,993
Organon & Co., Term Loan,
(EURIBOR 3 Month + 3.00%),
3.00%
,
 06/02/28
(b)
........... EUR 3,944 3,846,423
OVG Business Services LLC, Term
Loan, (LIBOR USD 1 Month +
6.25%), 7.25%
,
 11/20/28
(b)
..... USD 455 426,431
Owens & Minor, Inc., Term Loan
B1, (SOFR 1 Month + 3.75%),
6.18%
,
 03/29/29
(b)
........... 4,583 4,559,602

2022
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Park River Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.25%), 5.53%
,
 12/28/27
(b)
..... USD 93 $ 82,242
PG&E Corp., Term Loan, (SOFR 1
Month + 3.00%), 5.38%
,
 06/23/25
(b)
761 734,021
Ping Identity Corp., Term Loan, (SOFR
1 Month + 3.75%), 6.18%
,
 11/23/28
(b)
(e)
...................... 5,985 5,700,713
Playtika Holding Corp., Term Loan B1,
(LIBOR USD 1 Month + 2.75%),
5.12%
,
 03/13/28
(b)
........... 488 473,878
ProFrac Holdings II LLC, Term Loan,
(SOFR 6 Month + 8.50%), 10.01% -
11.30%
,
 03/04/25
(b)(e)
......... 445 435,837
Project Ruby Ultimate Parent Corp.,
1st Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 5.62%
,
 03/10/28
(b)
5,019 4,787,312
Proofpoint , Inc., 2nd Lien Term Loan,
(LIBOR USD 3 Month + 6.25%),
7.82%
,
 08/31/29
(b)
........... 733 704,596
RealPage , Inc., 2nd Lien Term Loan,
(LIBOR USD 1 Month + 6.50%),
8.87%
,
 04/23/29
(b)
........... 1,293 1,240,064
Redstone HoldCo 2 LP, 1st Lien Term
Loan, (LIBOR USD 3 Month +
4.75%), 7.53%
,
 04/27/28
(b)
..... 7,486 6,313,079
Redstone HoldCo 2 LP, 2nd Lien Term
Loan, (LIBOR USD 3 Month +
7.75%), 10.52%
,
 04/27/29
(b)
..... 4,548 3,800,445
Restoration Hardware, Inc., Term
Loan, (SOFR 1 Month + 3.25%),
5.68%
,
 10/20/28
(b)
........... 482 438,220
SCIH Salt Holdings, Inc., 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
4.00%), 6.81%
,
 03/16/27
(b)
..... 441 408,928
Seaworld Parks & Entertainment, Inc.,
Term Loan, (LIBOR USD 1 Month +
3.00%), 5.38%
,
 08/25/28
(b)
..... 704 669,230
Shearer's Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 5.87%
,
 09/23/27
(b)
..... 83 76,810
Signal Parent, Inc., Term Loan,
(LIBOR USD 1 Month + 3.50%),
5.87%
,
 04/03/28
(b)
........... 257 191,302
Sophia LP, 2nd Lien Term Loan,
(LIBOR USD 3 Month + 8.00%),
10.25%
,
 10/09/28
(b)
.......... 2,250 2,207,813
Sovos Brands Intermediate, Inc., 1st
Lien Term Loan, (LIBOR USD 1
Month + 3.50%), 5.87%
,
 06/08/28
(b)
61 57,847
SRS Distribution, Inc., Term Loan,
(LIBOR USD 3 Month + 3.50%),
6.31%
,
 06/02/28
(b)
........... 413 392,705
Talen Energy Supply LLC, Term Loan,
(SOFR 3 Month + 4.75%), 5.95% -
6.68%
,
 11/13/23
(b)
........... 546 542,178
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month +
7.25%), 8.92% - 9.63%
,
 03/03/28
(b)
632 625,909
Triton Water Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.50%), 5.75%
,
 03/31/28
(b)
..... 173 153,219
UKG, Inc., 1st Lien Term Loan,
05/04/26
(b)(o)
............... 499 482,772
Security
Par (000)
Par (000) Value
United States (continued)
United AirLines , Inc., Term Loan B,
(LIBOR USD 3 Month + 3.75%),
6.53%
,
 04/21/28
(b)
........... USD —
(q)
$ 468
Univision Communications, Inc., 1st
Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 5.62%
,
 03/15/26
(b)
796 775,584
US Foods, Inc., Term Loan B,
(LIBOR USD 3 Month + 2.00%),
3.57%
,
 09/13/26
(b)
........... 698 678,369
USI, Inc., Term Loan, (SOFR 3 Month +
3.00%), 5.25%
,
 05/16/24
(b)
..... 499 489,542
Vaco Holdings LLC, Term Loan,
(SOFR 3 Month + 5.00%),
7.20%
,
 01/21/29
(b)(e)
.......... 292 284,247
Valcour Packaging LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 5.22%
,
 10/04/28
(b)(e)
.... 98 91,645
Veritas US, Inc., Term Loan B,
(LIBOR USD 3 Month + 5.00%),
7.25%
,
 09/01/25
(b)
........... 884 744,816
Verscend Holding Corp., Term Loan
B1, (LIBOR USD 1 Month + 4.00%),
6.37%
,
 08/27/25
(b)
........... 5,969 5,801,480
White Cap Buyer LLC, Term Loan,
(SOFR 1 Month + 3.75%),
6.08%
,
 10/19/27
(b)
........... 690 657,713
Wilsonart LLC, Term Loan E, 12/31/26
(b)
(o)
...................... 787 728,181
WIN Waste Innovations Holdings, Inc.,
Term Loan, (LIBOR USD 3 Month +
2.75%), 5.00%
,
 03/24/28
(b)
..... 60 58,503
Woof Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 5.81%
,
 12/21/27
(b)
..... 150 145,222
Zayo Group Holdings, Inc., Term Loan,
(LIBOR USD 1 Month + 3.00%),
5.37%
,
 03/09/27
(b)
........... 92 84,704
125,607,674
Total Floating Rate Loan Interests — 12.1%
(Cost: $211,437,840) ............................. 186,685,497
Foreign Agency Obligations
Colombia — 0.0%
Ecopetrol SA, 4.63%
,
11/02/31 ..... 230 188,025
Empresas Publicas de Medellin ESP,
4.25%
,
07/18/29
(a)
........... 200 158,100
346,125
France — 0.7%
Electricite de France SA
(b)(c)(l)
(BPSWS13 + 4.23%), 6.00% ... GBP 2,000 2,264,718
(BPISDS15 + 3.32%), 5.88% ... 1,900 2,030,525
(EUR Swap Annual 5 Year +
3.97%), 3.38% ........... EUR 8,000 6,503,558
10,798,801
Indonesia — 0.0%
Pertamina Persero PT, 3.65%
,
07/30/29
(c)
................ USD 231 216,245

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Mexico — 0.1%
Comision Federal de Electricidad ,
4.88%
,
01/15/24
(c)
........... USD 223 $ 222,442
Petroleos Mexicanos
6.50%, 03/13/27 ............ 463 418,274
8.75%, 06/02/29
(a)
........... 226 212,059
5.95%, 01/28/31 ............ 311 240,247
6.70%, 02/16/32 ............ 230 183,368
1,276,390
Morocco — 0.0%
OCP SA, 5.13%
,
06/23/51
(c)
....... 200 142,413
Oman — 0.0%
OQ SAOC, 5.13%
,
05/06/28
(a)
..... 200 189,850
Panama — 0.0%
Aeropuerto Internacional de Tocumen
SA, 5.13%
,
08/11/61
(a)
........ 200 165,975
Total Foreign Agency Obligations — 0.8%
(Cost: $16,361,578) .............................. 13,135,799
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain
(c)
6.75%, 09/20/29 ............ 219 213,019
5.45%, 09/16/32 ............ 200 168,037
381,056
Chile — 0.0%
Republic of Chile, 4.34%
,
03/07/42 .. 200 184,000
Colombia — 0.1%
Republic of Colombia
4.50%, 01/28/26 ............ 536 513,488
3.88%, 04/25/27 ............ 340 310,845
3.13%, 04/15/31 ............ 646 510,259
1,334,592
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(c)
........... 440 431,695
5.50%, 02/22/29
(a)
........... 165 152,707
4.50%, 01/30/30
(a)
........... 244 209,581
4.88%, 09/23/32
(a)
........... 175 146,595
6.40%, 06/05/49
(c)
........... 150 122,794
1,063,372
Egypt — 0.0%
Arab Republic of Egypt, 7.50%
,
02/16/61
(a)
................ 200 112,000
Guatemala — 0.0%
Republic of Guatemala
4.50%, 05/03/26
(c)
........... 200 196,350
5.38%, 04/24/32
(a)
........... 200 197,662
394,012
Hungary — 0.0%
Hungary Government Bond, 5.25%
,
06/16/29
(a)
................ 200 202,943
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia
III, 4.40%
,
06/06/27
(a)
......... 200 204,000
Republic of Indonesia
3.50%, 01/11/28 ............ 200 196,725
4.10%, 04/24/28 ............ 200 202,350
Security
Par (000)
Par (000) Value
Indonesia (continued)
3.40%, 09/18/29 ............ USD 200 $ 192,413
795,488
Ivory Coast — 0.0%
Republic of Cote d'Ivoire, 6.38%
,
03/03/28
(c)
................ 400 366,000
Mexico — 0.1%
Petroleos Mexicanos , 6.38%
,
01/23/45 173 115,261
United Mexican States
3.75%, 01/11/28 ............ 295 289,100
3.25%, 04/16/30 ............ 239 217,460
2.66%, 05/24/31 ............ 235 201,278
823,099
Morocco — 0.0%
Kingdom of Morocco
(a)
2.38%, 12/15/27 ............ 267 231,289
3.00%, 12/15/32 ............ 255 202,087
433,376
Nigeria — 0.0%
Federal Republic of Nigeria
8.38%, 03/24/29
(a)
........... 200 154,750
7.88%, 02/16/32
(c)
........... 200 140,000
294,750
Oman — 0.0%
Oman Government Bond, 6.75%
,
01/17/48
(c)
................ 258 229,620
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ............ 200 193,913
3.16%, 01/23/30 ............ 543 491,347
685,260
Paraguay — 0.0%
Republic of Paraguay
4.70%, 03/27/27
(c)
........... 200 203,037
4.95%, 04/28/31
(a)
........... 200 197,600
400,637
Peru — 0.0%
Republic of Peru
2.78%, 01/23/31 ............ 241 212,351
1.86%, 12/01/32 ............ 173 137,405
349,756
Qatar — 0.0%
State of Qatar, 4.00%
,
03/14/29
(a)
... 213 221,520
Romania — 0.1%
Romania Government Bond
(a)
5.25%, 11/25/27 ............ 228 225,150
3.00%, 02/14/31 ............ 120 98,498
3.63%, 03/27/32 ............ 218 179,550
503,198
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
(c)
4.50%, 04/17/30 ............ 419 445,712
2.25%, 02/02/33 ............ 353 311,081
756,793
South Africa — 0.0%
Republic of South Africa
4.85%, 09/30/29 ............ 200 183,288

2022
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
South Africa (continued)
5.88%, 04/20/32 ............ USD 200 $ 185,250
368,538
Ukraine — 0.0%
Ukraine Government Bond
7.75%, 09/01/23
(c)
........... 112 24,640
8.99%, 02/01/24
(c)
........... 224 42,560
7.75%, 09/01/25
(c)
........... 220 39,600
7.25%, 03/15/33
(a)
........... 234 44,109
150,909
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%
,
10/27/27 ................. 80 83,140
Total Foreign Government Obligations — 0.7%
(Cost: $11,953,089) .............................. 10,134,059
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 3.2%
United States — 3.2%
(a)(b)
BX Commercial Mortgage Trust
Series 2021-SOAR, Class G,
(LIBOR USD 1 Month + 2.80%),
4.80%, 06/15/38 .......... 3,692 3,395,484
Series 2021-VINO, Class F, (LIBOR
USD 1 Month + 2.80%), 4.80%,
05/15/38 ............... 5,000 4,614,201
Credit Suisse Mortgage Capital
Certificates, Series 2015-
RPL1,  0.00%, 02/15/24 ....... 4,000 3,963,760
Extended Stay America Trust
Series 2021-ESH, Class E, (LIBOR
USD 1 Month + 2.85%), 4.85%,
07/15/38 ............... 7,255 6,945,345
Series 2021-ESH, Class F, (LIBOR
USD 1 Month + 3.70%), 5.70%,
07/15/38 ............... 7,573 7,440,282
Med Trust
Series 2021-MDLN, Class F, (LIBOR
USD 1 Month + 4.00%), 6.00%,
11/15/38 ............... 8,000 7,473,072
Series 2021-MDLN, Class G,
(LIBOR USD 1 Month + 5.25%),
7.25%, 11/15/38 .......... 11,096 10,375,130
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.10%), 4.10%,
04/15/38 ................. 5,486 5,203,152
49,410,426
Total Non-Agency Mortgage-Backed Securities — 3.2%
(Cost: $52,026,276) .............................. 49,410,426
Preferred Securities
Capital Trusts — 0.0%
United States — 0.0%
Vistra Corp. , (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 5.74%), 7.00%
(a)(b)(l)
...... 200 185,988
Total Capital Trusts — 0.0%
(Cost: $200,000) ................................ 185,988
Security
Shares
Shares Value
Preferred Stocks — 0.2%
United States — 0.2%
(e)
Aiven , Inc., Series D
(d)
........... 6,597 $ 738,468
Cap Hill Brands
(d)
.............. 126,663 924,640
Dream Finders Homes, Inc.
(l)
...... 2,261 2,097,078
3,760,186
Total Preferred Stocks — 0.2%
(Cost: $3,903,633) .............................. 3,760,186
Total Preferred Securities — 0.2%
(Cost: $4,103,633) .............................. 3,946,174
Par (000)
Pa r (000)
U.S. Treasury Obligations
U.S. Treasury Notes , 0.25%, 06/30/25
(r)
USD 4,850 4,500,838
Total U.S. Treasury Obligations — 0.3%
(Cost: $4,855,579) .............................. 4,500,838
Shares
Shares
Warrants
Germany — 0.0%
Tonies SE (Issued/exercisable
04/29/21, 1 share for 1 warrant,
Expires 04/30/26, Strike Price EUR
11.50)
(d)
.................. 109,736 39,254
Luxembourg — 0.0%
HomeToGo SE (Issued/exercisable
02/18/21, 1 share for 1 warrant,
Expires 12/31/25, Strike Price EUR
11.50)
(d)
.................. 71,516 7,309
Netherlands — 0.0%
Climate Transition Capital Acquisition
I BV (Issued/exercisable 06/29/21,
1 share for 1 warrant, Expires
06/29/26, Strike Price EUR 11.50)
(d)
94,710 8,809
United Kingdom — 0.0%
(d)
Genius Sports Ltd. (Issued/exercisable
12/07/20, 1 share for 1 warrant,
Expires 12/31/28, Strike Price USD
11.50) ................... 35,901 17,233
Hedosophia European Growth (Issued/
exercisable 05/13/21, 1 share for
1 warrant, Expires 05/13/27, Strike
Price EUR 11.50) ............ 167,092 34,155
51,388
United States — 0.0%
(d)
Altus Power, Inc. (Issued/exercisable
01/22/21, 1 share for 1 warrant,
Expires 01/22/26, Strike Price USD
11.00) ................... 4,294 7,986
Ascent Resources Marcellus Minerals
(Issued/exercisable 03/30/18,
1 share for 1 warrant, Expires
12/31/49, Strike Price USD 0.80)
(e)
566,782 5,668

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Shares
Shares Value
United States (continued)
Ascent Resources plc (Issued/
exercisable 03/30/18, 1 share for
1 warrant, Expires 12/31/49, Strike
Price USD 0.80)
(e)
........... 440,830 $ 22,042
Aurora Innovation, Inc. (Issued/
exercisable 05/04/21, 1 share for
1 warrant, Expires 12/31/28, Strike
Price USD 11.50) ............ 1,905 812
Cano Health, Inc. (Issued/exercisable
07/06/20, 1 share for 1 warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 7,450 10,579
Climate Real Impact Solutions
II Acquisition Corp. (Issued/
exercisable 07/06/20, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 838 96
Crown PropTech Acquisitions (Issued/
exercisable 02/05/21, 1 share for
1 warrant, Expires 02/01/26, Strike
Price USD 12.50)
(e)
.......... 16,190 1,133
Embark Technology, Inc. (Issued/
exercisable 12/28/20, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 1,393 125
EVgo , Inc. (Issued/exercisable
11/10/20, 1 share for 1 warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 8,910 17,464
Freewire Warrants Tranche A (Issued/
exercisable 03/31/22, 1 share for
1 warrant, Expires 04/26/27, Strike
Price USD 3.35)
(e)
........... 70,430 83,812
Gores Holdings VIII, Inc. (Issued/
exercisable 01/28/21, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 3,296 2,274
Hyzon Motors, Inc. (Issued/exercisable
12/10/20, 1 share for 1 warrant,
Expires 10/02/25, Strike Price USD
11.50) ................... 15,531 9,786
KINS Technology Group, Inc. (Issued/
exercisable 02/04/21, 1 share for
1 warrant, Expires 12/31/25, Strike
Price USD 11.50) ............ 45,102 3,698
Kinsey Interests, Inc. (Issued/
exercisable 10/13/20, 1 share for
1 warrant, Expires 12/31/49, Strike
Price USD 10.00)
(e)
.......... 53,160 4,784
Latch, Inc. (Issued/exercisable
06/04/21, 1 share for 1 warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 6,894 724
Lightning eMotors , Inc. (Issued/
exercisable 12/10/20, 1 share for
1 warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 17,391 13,251
M3-Brigade Acquisition II Corp. (Issued/
exercisable 02/17/21, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 80,000 10,400
Offerpad Solutions, Inc. (Issued/
exercisable 10/13/20, 1 share for
1 warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 13,726 4,156
Security
Shares
Shares Value
United States (continued)
OPAL Fuels, Inc. (Issued/exercisable
07/22/22, 1 share for 1 warrant,
Expires 02/04/23, Strike Price USD
11.50) ................... 2,032 $ 2,357
Pear Therapeutics, Inc. (Issued/
exercisable 03/23/21, 1 share for
1 warrant, Expires 12/01/26, Strike
Price USD 11.50) ............ 4,828 579
Proof Acquisition Corp. I (Issued/
exercisable 09/27/22, 1 share for
1 warrant, Expires 10/01/26, Strike
Price USD 11.50)
(e)
.......... 16,758 1,508
Sarcos Technology & Robotics Corp.
(Issued/exercisable 12/21/20,
1 share for 1 warrant, Expires
09/24/26, Strike Price USD 11.50) 20,304 10,152
Sarcos Technology & Robotics Corp.
(Issued/exercisable 01/15/21,
1 share for 1 warrant, Expires
06/15/27, Strike Price USD 11.50) 5,599 2,128
Science Strategic Acquisition Corp.
Alpha (Issued/exercisable 01/22/21,
1 share for 1 warrant, Expires
12/31/27, Strike Price USD 11.50) 4,249 310
Sonder Holdings, Inc. (Issued/
exercisable 01/19/22, 1 share for
1 warrant, Expires 10/01/26, Strike
Price USD 12.50)
(e)
.......... 18,705 187
Tishman Speyer Innovation Corp.
II (Issued/exercisable 01/27/21,
1 share for 1 warrant, Expires
12/31/27, Strike Price USD 11.50) 1,522 183
TPB Acquisition Corp. I (Issued/
exercisable 02/19/21, 1 share for
1 warrant, Expires 02/19/23, Strike
Price USD 11.50) ............ 5,728 1,203
TPG Pace Beneficial Finance Corp.
(Issued/exercisable 11/17/20,
1 share for 1 warrant, Expires
10/09/27, Strike Price USD 11.50) 3,980 756
Volta, Inc. (Issued/exercisable 10/22/20,
1 share for 1 warrant, Expires
08/26/26, Strike Price USD 11.50) 9,180 3,764
221,917
Total Warrants — 0.0%
(Cost: $1,292,409) .............................. 328,677
Total Long-Term Investments — 83.0%
(Cost: $1,502,213,622) ........................... 1,280,174,451

2022
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Pa r (000) Value
Short-Term Securities
Borrowed Bond Agreements
(s)
Barclays Bank plc, (2.45)%, Open
(Purchased on 04/29/22 to be
repurchased at USD 1,207,028,
collateralized by Engie SA, 1.50%,
due at 05/30/28, par and fair value
of EUR 1,400,000 and $1,153,570,
respectively)
(t)
.............. EUR 1,190 $ 1,215,910
Barclays Bank plc, (1.45)%, Open
(Purchased on 05/30/22 to be
repurchased at USD 1,614,137,
collateralized by Engie SA, 1.50%,
due at 05/30/28, par and fair value
of EUR 1,900,000 and $1,565,560,
respectively)
(t)
.............. 1,585 1,619,463
Barclays Bank plc, (1.00)%, Open
(Purchased on 05/10/22 to be
repurchased at USD 283,526,
collateralized by PBF Holding Co.
LLC, 6.00%, due at 02/15/28, par
and fair value of USD 329,000 and
$298,567, respectively)
(t)
....... USD 284 284,174
Barclays Bank plc, (0.45)%, Open
(Purchased on 05/19/22 to be
repurchased at USD 1,816,972,
collateralized by Avis Budget
Finance plc, 4.75%, due at 01/30/26,
par and fair value of EUR 1,800,000
and $1,699,381, respectively)
(t)
.. EUR 1,781 1,820,208
Barclays Bank plc, (0.35)%, Open
(Purchased on 03/25/22 to be
repurchased at USD 2,515,327,
collateralized by Banco Bilbao
Vizcaya Argentaria SA, 0.13%, due
at 03/24/27, par and fair value of
EUR 2,600,000 and $2,469,467,
respectively)
(t)
.............. 2,468 2,522,656
Barclays Bank plc, (0.28)%, Open
(Purchased on 03/25/22 to be
repurchased at USD 1,560,753,
collateralized by Infineon
Technologies AG, 2.00%, due at
06/24/32, par and fair value of
EUR 1,500,000 and $1,475,232,
respectively)
(t)
.............. 1,531 1,564,917
Barclays Bank plc, 0.00%, Open
(Purchased on 07/29/22 to be
repurchased at USD 1,506,441,
collateralized by Avis Budget
Finance plc, 4.75%, due at 01/30/26,
par and fair value of EUR 1,608,000
and $1,518,113, respectively)
(t)
... 1,474 1,506,441
Barclays Bank plc, 2.00%, Open
(Purchased on 05/31/22 to be
repurchased at USD 4,041,488,
collateralized by Medline Borrower
LP, 5.25%, due at 10/01/29, par and
fair value of USD 4,539,000 and
$4,102,121, respectively)
(t)
..... USD 4,034 4,034,036
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Bank plc, 2.15%, Open
(Purchased on 06/03/22 to be
repurchased at USD 172,976,
collateralized by PHH Mortgage
Corp., 7.88%, due at 03/15/26, par
and fair value of USD 181,000 and
$168,954, respectively)
(t)
....... USD 173 $ 172,629
Barclays Bank plc, 2.15%, Open
(Purchased on 06/14/22 to be
repurchased at USD 1,296,142,
collateralized by Arches Buyer, Inc.,
4.25%, due at 06/01/28, par and
fair value of USD 1,500,000 and
$1,283,121, respectively)
(t)
..... 1,294 1,293,750
Barclays Bank plc, 2.15%, Open
(Purchased on 03/21/22 to be
repurchased at USD 127,491,
collateralized by Park River
Holdings, Inc., 5.63%, due at
02/01/29, par and fair value of
USD 156,000 and $100,807,
respectively)
(t)
.............. 127 127,140
Barclays Bank plc, 2.15%, Open
(Purchased on 06/30/22 to be
repurchased at USD 2,653,861,
collateralized by Minerva Merger
Sub, Inc., 6.50%, due at 02/15/30,
par and fair value of USD 3,100,000
and $2,805,500, respectively)
(t)
.. 2,651 2,650,500
Barclays Bank plc, 2.15%, Open
(Purchased on 06/14/22 to be
repurchased at USD 5,304,100,
collateralized by CommScope , Inc.,
8.25%, due at 03/01/27, par and
fair value of USD 6,350,000 and
$5,524,500, respectively)
(t)
..... 5,294 5,294,313
Barclays Bank plc, 2.17%, Open
(Purchased on 06/30/22 to be
repurchased at USD 3,946,945,
collateralized by Condor Merger
Sub, Inc., 7.38%, due at 02/15/30,
par and fair value of USD 4,700,000
and $4,126,483, respectively)
(t)
.. 3,942 3,942,125
BNP Paribas SA, (0.40)%, Open
(Purchased on 03/10/22 to be
repurchased at USD 505,603,
collateralized by Infrastrutture
Wireless Italiane SpA , 1.63%, due
at 10/21/28, par and fair value
of EUR 525,000 and $470,838,
respectively)
(t)
.............. EUR 496 507,343
BNP Paribas SA, 0.00%, Open
(Purchased on 07/29/22 to be
repurchased at USD 778,141,
collateralized by Tesco Corporate
Treasury Services plc, 2.75%, due
at 04/27/30, par and fair value
of GBP 707,000 and $774,450,
respectively)
(t)
.............. GBP 639 778,141
BNP Paribas SA, 0.40%, Open
(Purchased on 06/15/22 to be
repurchased at USD 1,279,849,
collateralized by Next Group plc,
3.63%, due at 05/18/28, par and
fair value of GBP 1,100,000 and
$1,243,385, respectively)
(t)
..... 1,050 1,279,218

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
BNP Paribas SA, 0.85%, Open
(Purchased on 04/29/22 to be
repurchased at USD 2,172,439,
collateralized by Tesco Corporate
Treasury Services plc, 2.75%, due
at 04/27/30, par and fair value of
GBP 1,900,000 and $2,081,268,
respectively)
(t)
.............. GBP 1,781 $ 2,168,628
BNP Paribas SA, 2.19%, Open
(Purchased on 03/14/22 to be
repurchased at USD 4,666,986,
collateralized by U.S. Treasury
Notes, 0.25%, due at 05/31/25, par
and fair value of USD 4,925,000 and
$4,578,710, respectively)
(t)
..... USD 4,654 4,654,125
Credit Suisse Securities (USA) LLC,
1.50%, Open (Purchased on
06/03/22 to be repurchased at
USD 19,094, collateralized by PHH
Mortgage Corp., 7.88%, due at
03/15/26, par and fair value of USD
20,000 and $18,669, respectively)
(t)
19 19,075
Credit Suisse Securities (USA) LLC,
2.10%, Open (Purchased on
05/24/22 to be repurchased at
USD 108,802, collateralized by
Medline Borrower LP, 5.25%, due
at 10/01/29, par and fair value
of USD 132,000 and $119,295,
respectively)
(t)
.............. 109 108,570
Credit Suisse Securities (USA) LLC,
2.15%, Open (Purchased on
05/24/22 to be repurchased at USD
1,232,928, collateralized by PG&E
Corp., 5.25%, due at 07/01/30, par
and fair value of USD 1,350,000 and
$1,211,625, respectively)
(t)
...... 1,230 1,230,188
J.P. Morgan Securities LLC,
1.45%, 08/22/22 (Purchased on
07/28/22 to be repurchased at
USD 118,154, collateralized by
Medline Borrower LP, 5.25%, due at
10/01/29, par and fair value of USD
132,000 and $119,295, respectively) 118 118,140
J.P. Morgan Securities LLC,
2.00%, 08/22/22 (Purchased on
07/28/22 to be repurchased at USD
224,002, collateralized by Home
Point Capital, Inc., 5.00%, due at
02/01/26, par and fair value of USD
316,000 and $217,105, respectively) 224 223,965
J.P. Morgan Securities LLC,
2.12%, 08/22/22 (Purchased on
07/28/22 to be repurchased at USD
4,465,476, collateralized by Netflix,
Inc., 4.88%, due at 06/15/30, par
and fair value of USD 4,550,000 and
$4,488,552, respectively) ...... 4,465 4,464,688
J.P. Morgan Securities LLC,
2.12%, 08/22/22 (Purchased on
07/29/22 to be repurchased at USD
3,325,775, collateralized by Netflix,
Inc., 4.88%, due at 06/15/30, par
and fair value of USD 3,350,000 and
$3,304,758, respectively) ...... 3,325 3,324,875
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
(1.30)%, Open (Purchased on
07/15/22 to be repurchased at USD
3,346,542, collateralized by BMW
Finance NV, 1.00%, due at 05/22/28,
par and fair value of EUR 3,500,000
and $3,436,678, respectively)
(t)
.. EUR 3,276 $ 3,348,486
J.P. Morgan Securities plc,
(1.10)%, Open (Purchased on
05/19/22 to be repurchased at
USD 343,921, collateralized by
International Design Group SpA ,
6.50%, due at 11/15/25, par and
fair value of EUR 345,000 and
$322,636, respectively)
(t)
....... 338 344,970
J.P. Morgan Securities plc,
(0.85)%, Open (Purchased on
05/19/22 to be repurchased at USD
1,849,668, collateralized by Stora
Enso OYJ, 2.50%, due at 03/21/28,
par and fair value of EUR 1,800,000
and $1,853,635, respectively)
(t)
.. 1,814 1,854,408
J.P. Morgan Securities plc,
(0.35)%, Open (Purchased on
04/08/22 to be repurchased at
USD 1,651,955, collateralized by
Erste Group Bank AG, 0.88%, due
at 11/15/32, par and fair value of
EUR 1,800,000 and $1,581,582,
respectively)
(t)
.............. 1,620 1,656,181
J.P. Morgan Securities plc,
(0.35)%, Open (Purchased on
04/29/22 to be repurchased at
USD 1,954,499, collateralized by
Infrastrutture Wireless Italiane SpA ,
1.63%, due at 10/21/28, par and
fair value of EUR 2,100,000 and
$1,883,353, respectively)
(t)
..... 1,916 1,958,525
J.P. Morgan Securities plc,
(0.30)%, Open (Purchased on
04/05/22 to be repurchased at
USD 1,660,927, collateralized by
Erste Group Bank AG, 0.88%, due
at 11/15/32, par and fair value of
EUR 1,800,000 and $1,581,581,
respectively)
(t)
.............. 1,629 1,665,103
J.P. Morgan Securities plc,
(0.30)%, Open (Purchased on
06/10/22 to be repurchased at
USD 1,383,476, collateralized by
Cie de Saint-Gobain, 1.88%, due
at 03/15/31, par and fair value of
EUR 1,500,000 and $1,447,860,
respectively)
(t)
.............. 1,355 1,384,857
J.P. Morgan Securities plc,
(0.30)%, Open (Purchased on
07/14/22 to be repurchased at
USD 4,745,110, collateralized by
Volkswagen International Finance
NV, 3.75%, due at 12/28/27, par and
fair value of EUR 5,200,000 and
$4,804,189, respectively)
(t)
..... 4,644 4,746,257

2022
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
(0.30)%, Open (Purchased on
07/14/22 to be repurchased at
USD 4,635,708, collateralized by
Volkswagen International Finance
NV, 4.38%, due at 03/28/31, par and
fair value of EUR 5,200,000 and
$4,670,098, respectively)
(t)
..... EUR 4,537 $ 4,636,828
J.P. Morgan Securities plc,
(0.28)%, Open (Purchased on
03/25/22 to be repurchased at USD
1,489,793, collateralized by WPP
Finance Deutschland GmbH, 1.63%,
due at 03/23/30, par and fair value
of EUR 1,500,000 and $1,432,260,
respectively)
(t)
.............. 1,462 1,493,767
J.P. Morgan Securities plc,
(0.28)%, Open (Purchased on
03/25/22 to be repurchased at
USD 1,488,554, collateralized by
Volkswagen International Finance
NV, 1.63%, due at 01/16/30, par and
fair value of EUR 1,500,000 and
$1,437,613, respectively)
(t)
..... 1,460 1,492,525
J.P. Morgan Securities plc,
(0.28)%, Open (Purchased on
05/30/22 to be repurchased at USD
1,223,622, collateralized by Enel
Finance International NV, 0.88%,
due at 01/17/31, par and fair value
of EUR 1,400,000 and $1,210,175,
respectively)
(t)
.............. 1,199 1,225,183
J.P. Morgan Securities plc,
(0.28)%, Open (Purchased on
05/30/22 to be repurchased at
USD 1,281,684, collateralized by
Infrastrutture Wireless Italiane SpA ,
1.63%, due at 10/21/28, par and
fair value of EUR 1,400,000 and
$1,255,568, respectively)
(t)
..... 1,256 1,283,319
J.P. Morgan Securities plc,
0.90%, Open (Purchased on
05/30/22 to be repurchased at USD
1,585,664, collateralized by Tesco
Corporate Treasury Services plc,
2.75%, due at 04/27/30, par and
fair value of GBP 1,400,000 and
$1,533,565, respectively)
(t)
..... GBP 1,300 1,583,427
Merrill Lynch International,
(0.45)%, Open (Purchased on
07/25/22 to be repurchased at
USD 2,691,089, collateralized by
Infrastrutture Wireless Italiane SpA ,
1.63%, due at 10/21/28, par and
fair value of EUR 3,002,000 and
$2,692,298, respectively)
(t)
..... EUR 2,633 2,691,328
RBC Capital Markets LLC,
0.30%, Open (Purchased on
07/07/22 to be repurchased at USD
121,194, collateralized by CP Atlas
Buyer, Inc., 7.00%, due at 12/01/28,
par and fair value of USD 168,000
and $132,300, respectively)
(t)
.... USD 121 121,170
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
RBC Capital Markets LLC, 1.20%, Open
(Purchased on 06/03/22 to be
repurchased at USD 103,088,
collateralized by PHH Mortgage
Corp., 7.88%, due at 03/15/26, par
and fair value of USD 108,000 and
$100,813, respectively)
(t)
....... USD 103 $ 103,005
RBC Capital Markets LLC, 1.80%, Open
(Purchased on 05/18/22 to be
repurchased at USD 595,461,
collateralized by Medline Borrower
LP, 5.25%, due at 10/01/29, par
and fair value of USD 725,000 and
$655,219, respectively)
(t)
....... 595 594,500
RBC Capital Markets LLC,
1.90%, Open (Purchased on
06/10/22 to be repurchased at USD
643,179, collateralized by Arches
Buyer, Inc., 6.13%, due at 12/01/28,
par and fair value of USD 750,000
and $615,000, respectively)
(t)
.... 642 642,188
RBC Capital Markets LLC,
1.95%, Open (Purchased on
05/16/22 to be repurchased at USD
701,678, collateralized by PG&E
Corp., 5.00%, due at 07/01/28, par
and fair value of USD 750,000 and
$684,705, respectively)
(t)
....... 700 700,313
RBC Capital Markets LLC,
2.00%, Open (Purchased on
07/07/22 to be repurchased at USD
3,246,065, collateralized by Clarios
Global LP, 8.50%, due at 05/15/27,
par and fair value of USD 3,322,000
and $3,352,828, respectively)
(t)
.. 3,243 3,243,102
RBC Capital Markets LLC,
2.17%, Open (Purchased on
07/27/22 to be repurchased at USD
246,136, collateralized by Carnival
Corp., 5.75%, due at 03/01/27, par
and fair value of USD 314,000 and
$251,688, respectively)
(t)
....... 246 246,097
RBC Capital Markets LLC,
2.17%, Open (Purchased on
07/27/22 to be repurchased at USD
230,041, collateralized by Royal
Caribbean Cruises Ltd., 5.50%,
due at 04/01/28, par and fair value
of USD 314,000 and $235,277,
respectively)
(t)
.............. 230 230,005
RBC Europe Ltd., (1.20)%, Open
(Purchased on 05/27/22 to be
repurchased at USD 1,434,952,
collateralized by International Design
Group SpA , 6.50%, due at 11/15/25,
par and fair value of EUR 1,455,000
and $1,360,680, respectively)
(t)
.. EUR 1,408 1,439,065

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
RBC Europe Ltd., (0.30)%, Open
(Purchased on 06/10/22 to be
repurchased at USD 1,389,403,
collateralized by MMS USA
Holdings, Inc., 1.25%, due at
06/13/28, par and fair value of
EUR 1,500,000 and $1,422,487,
respectively)
(t)
.............. EUR 1,361 $ 1,390,790
Total Borrowed Bond Agreements — 5.6%
(Cost: $88,291,139) .............................. 87,000,617
Shares
Shares
Money Market Funds — 11.4%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 1.76%
(u)(v)
.... 175,866,951 175,866,951
Total Money Market Funds — 11.4%
(Cost: $175,866,951) ............................. 175,866,951
Total Short-Term Securities — 17.0%
(Cost: $264,158,090) ............................. 262,867,568
Total Options Purchased — 0.4%
(Cost: $17,115,012 ) .............................. 5,622,779
Total Investments Before Options Written, Borrowed Bonds and
Investments Sold Short — 100.4%
(Cost: $1,783,486,724) ........................... 1,548,664,798
Total Options Written — (0.2)%
(Premiums Received — $(9,100,176)) ................. (3,792,234)
Par (000)
Pa r (000)
Borrowed Bonds
Corporate Bonds — (5.0)%
Austria — (0.2)%
Erste Group Bank AG, (EURIBOR
Swap Rate 5 Year + 1.10%),
0.88% ,  11/15/32
(b)
........... (3,600) (3,163,163)
Finland — (0.1)%
Stora Enso OYJ, 2.50% ,  03/21/28 .. (1,800) (1,853,635)
France — (0.4)%
Cie de Saint-Gobain, 1.88% ,  03/15/31 (1,500) (1,447,861)
Engie SA, (EUR Swap Annual 5 Year +
1.88%), 1.50%
(b)(l)
........... (3,300) (2,719,130)
MMS USA Holdings, Inc.,
1.25% ,  06/13/28 ............ (1,500) (1,422,487)
(5,589,478)
Germany — (1.0)%
BMW Finance NV, 1.00% ,  05/22/28 . (3,500) (3,436,678)
Infineon Technologies AG,
2.00% ,  06/24/32 ............ (1,500) (1,475,232)
Volkswagen International Finance NV:
1.63% ,  01/16/30 ............ (1,500) (1,437,614)
(EUR Swap Annual 5 Year + 2.92%),
3.75%
(b)(l)
............... (5,200) (4,804,188)
Security
Par (000)
Par (000) Value
Germany (continued)
(EUR Swap Annual 9 Year + 3.36%),
4.38%
(b)(l)
............... EUR (5,200) $ (4,670,098)
(15,823,810)
Italy — (0.6)%
Enel Finance International NV,
0.88% ,  01/17/31 ............ (1,400) (1,210,175)
Infrastrutture Wireless Italiane SpA ,
1.63% ,  10/21/28 ............ (7,027) (6,302,057)
International Design Group SpA ,
6.50% ,  11/15/25 ............ (1,800) (1,683,316)
(9,195,548)
Spain — (0.2)%
Banco Bilbao Vizcaya Argentaria SA,
(EURIBOR 3 Month + 0.52%),
0.13% ,  03/24/27
(b)
........... (2,600) (2,469,467)
United Kingdom — (0.4)%
Next Group plc, 3.63% ,  05/18/28 ... GBP (1,100) (1,243,385)
Tesco Corporate Treasury Services plc,
2.75% ,  04/27/30 ............ (3,300) (3,614,833)
WPP Finance Deutschland GmbH,
1.63% ,  03/23/30 ............ EUR (1,500) (1,432,260)
(6,290,478)
United States — (2.1)%
Arches Buyer, Inc.
(a)
:
4.25% ,  06/01/28 ............ USD (1,500) (1,283,121)
6.13% ,  12/01/28 ............ (750) (615,000)
Avis Budget Finance plc,
4.75% ,  01/30/26 ............ EUR (1,800) (1,699,381)
Carnival Corp., 5.75% ,  03/01/27
(a)
... USD (314) (251,688)
Clarios Global LP, 8.50% ,  05/15/27
(a)
. (3,322) (3,352,828)
CommScope , Inc., 8.25% ,  03/01/27
(a)
(6,350) (5,524,500)
Condor Merger Sub, Inc.,
7.38% ,  02/15/30
(a)
........... (4,700) (4,126,483)
CP Atlas Buyer, Inc., 7.00% ,  12/01/28
(a)
(168) (132,300)
Home Point Capital, Inc.,
5.00% ,  02/01/26
(a)
........... (316) (217,105)
Medline Borrower LP,
5.25% ,  10/01/29
(a)
........... (5,528) (4,995,930)
Minerva Merger Sub, Inc.,
6.50% ,  02/15/30
(a)
........... (3,100) (2,805,500)
Netflix, Inc., 4.88% ,  06/15/30
(a)
..... (4,550) (4,488,552)
Park River Holdings, Inc.,
5.63% ,  02/01/29
(a)
........... (156) (100,807)
PBF Holding Co. LLC, 6.00% ,  02/15/28 (329) (298,567)
PG&E Corp.:
5.00% ,  07/01/28 ............ (750) (684,705)
5.25% ,  07/01/30 ............ (1,350) (1,211,625)
PHH Mortgage Corp.,
7.88% ,  03/15/26
(a)
........... (309) (288,436)
Royal Caribbean Cruises Ltd.,
5.50% ,  04/01/28
(a)
........... (314) (235,277)
(32,311,805)
Total Corporate Bonds — (5.0)%
(Proceeds: $(81,692,515)) ......................... (76,697,384)

2022
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations — (0.3)%
United States — (0.3)%
U.S. Treasury Notes , 0.25% ,  05/31/25 USD (4,925) $ (4,578,710)
Total U.S. Treasury Obligations — (0.3)%
(Proceeds: $(4,910,540)) .......................... (4,578,710)
Total Borrowed Bonds — (5.3)%
(Proceeds: $(86,603,055)) .........................
(81,276,094)
Investments Sold Short
Shares
Shares
Common Stocks
United States — (0.0)%
Carrols Restaurant Group, Inc. ..... (42,500) (105,825)
Total Common Stocks — (0.0)%
(Proceeds: $(76,354)) ............................ (105,825)
Security
Shares
Shares Value
Investment Companies
iShares MSCI Europe Financials ETF
(v)
USD (30,000) $ (476,700)
Total Investment Companies
— (0.0)%
(Proceeds: $(441,068)) ........................... (476,700)
Total Investments Sold Short — (0.0)%
(Proceeds: $(517,422) ) ........................... (582,525)
Total Investments Net of Options Written, Borrowed Bonds and
Investments Sold Short — 94.9%
(Cost: $1,687,266,071) ........................... 1,463,013,945
Other Assets Less Liabilities — 5.1% ................... 78,816,773
Net Assets — 100.0% .............................. $ 1,541,830,718
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Non-income producing security.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $7,748,601, representing 0.50% of its net assets as of period end, and an original cost of $9,626,549.
(h)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)
Convertible security.
(j)
Zero-coupon bond.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Perpetual security with no stated maturity date.
(m)
Issuer filed for bankruptcy and/or is in default.
(n)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Fixed rate.
(q)
Rounds to less than 1,000.
(r)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(s)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(t)
The amount to be repurchased assumes the maturity will be the day after the period end.
(u)
Annualized 7-day yield as of period end.
(v)
Affiliate of the Fund.

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(continued)
July 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/22
Shares
Held at
07/31/22 Expense
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 92,834,893 $ 83,032,058 $ — $ — $ — $ 175,866,951 175,866,951 $ 745,969 $ —
iShares 5-10 Year Investment
Grade Corporate Bond ETF
(b)
— 1,068,592 (1,039,595) (28,997) — — — 2,894 —
iShares Aaa - A Rated Corporate
Bond ETF
(b)
............ — 106,240 (102,479) (3,761) — — — — —
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(b)
..... — (1,678,299) 1,681,140 (2,841) — — — (2,536) —
iShares J.P. Morgan USD
Emerging Markets Bond ETF
(b)
— 3,216,328 (3,222,953) 6,625 — — — (9,286) —
iShares MSCI EAFE ETF
(b)
.... — (355,473) 352,031 3,442 — — — — —
iShares Russell 2000 ETF
(b)
.... — (6,431,243) 6,644,751 (213,508) — — — — —
iShares MSCI Europe Financials
ETF .................. — 1,913,014 (2,126,883) (227,199) (35,632) (476,700) (30,000) — —
$ (466,239) $ (35,632) $ 175,390,251 $ 737,041 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.

2022
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(continued)
July 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 5 Year Note Interest Rate Put Options, Strike Price USD 110.75 ................. 65 08/26/22 $ 3 $ (23,966)
EURO STOXX Banks Price Index ............................................... 791 09/16/22 3,239 (268,512)
(292,478)
Short Contracts
Euro-Bobl ............................................................... 35 09/08/22 4,574 (65,669)
Euro-Bund .............................................................. 369 09/08/22 59,452 (3,224,940)
Short-Term Euro-BTP ....................................................... 102 09/08/22 11,398 (292,358)
EURO STOXX 50 Index ..................................................... 65 09/16/22 2,473 (145,718)
EURO STOXX Banks Price Index ............................................... 202 09/16/22 827 (18,578)
NASDAQ 100 E-Mini Index ................................................... 6 09/16/22 1,557 (201,182)
Russell 2000 E-Mini Index .................................................... 80 09/16/22 7,541 (678,194)
S&P 500 E-Mini Index ...................................................... 9 09/16/22 1,860 (105,032)
U.S. Treasury 10 Year Note ................................................... 581 09/21/22 70,319 (1,517,161)
U.S. Treasury 10 Year Ultra Note ............................................... 7 09/21/22 917 (13,629)
U.S. Treasury Long Bond .................................................... 76 09/21/22 10,894 (181,203)
U.S. Treasury Ultra Bond .................................................... 48 09/21/22 7,508 (445,571)
Long Gilt ............................................................... 34 09/28/22 4,893 (173,268)
U.S. Treasury 2 Year Note .................................................... 90 09/30/22 18,944 (198,904)
U.S. Treasury 5 Year Note .................................................... 47 09/30/22 5,347 (92,908)
(7,354,315)
$ (7,646,793)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CHF 1,055,593 USD 1,099,680 Morgan Stanley & Co. International plc 09/21/22 $ 13,701
EUR 2,413,344 USD 2,471,109 JPMorgan Chase Bank NA 09/21/22 4,370
EUR 38,000,000 USD 38,686,044 Morgan Stanley & Co. International plc 09/21/22 292,318
GBP 1,081,636 USD 1,308,278 Barclays Bank plc 09/21/22 10,494
GBP 922,809 USD 1,122,272 JPMorgan Chase Bank NA 09/21/22 2,852
USD 7,178,942 EUR 6,823,000 Bank of America NA 09/21/22 180,275
USD 2,889,041 EUR 2,764,000 Barclays Bank plc 09/21/22 53,878
USD 49,484,263 EUR 46,165,000 BNP Paribas SA 09/21/22 2,130,685
USD 286,784,795 EUR 266,178,580 Citibank NA 09/21/22 13,753,093
USD 417,708 EUR 407,000 Commonwealth Bank of Australia 09/21/22 229
USD 1,305,236 EUR 1,238,000 Deutsche Bank AG 09/21/22 35,362
USD 141,181,903 EUR 130,939,711 Morgan Stanley & Co. International plc 09/21/22 6,870,974
USD 4,857,452 GBP 3,905,000 Deutsche Bank AG 09/21/22 96,325
USD 27,192,675 GBP 21,684,000 JPMorgan Chase Bank NA 09/21/22 754,704
USD 60,696,475 GBP 48,384,158 Morgan Stanley & Co. International plc 09/21/22 1,704,639
25,903,899
EUR 7,322,183 USD 7,705,069 Barclays Bank plc 09/21/22 (194,367)
EUR 7,811,578 USD 8,231,033 Deutsche Bank AG 09/21/22 (218,335)
EUR 14,384,418 USD 15,118,879 JPMorgan Chase Bank NA 09/21/22 (364,115)
GBP 501,159 USD 611,868 Bank of America NA 09/21/22 (836)
GBP 1,110,445 USD 1,366,749 JPMorgan Chase Bank NA 09/21/22 (12,852)
USD 6,183,317 CHF 5,979,000 Bank of America NA 09/21/22 (123,002)
USD 4,749,565 EUR 4,641,213 JPMorgan Chase Bank NA 09/21/22 (11,142)
USD 2,592,259 GBP 2,164,000 Bank of America NA 09/21/22 (46,174)
USD 1,247,597 GBP 1,029,000 JPMorgan Chase Bank NA 09/21/22 (6,999)
USD 3,871,298 GBP 3,192,445 Morgan Stanley & Co. International plc 09/21/22 (21,055)

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(continued)
July 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 450,165 JPY 60,123,000 BNP Paribas SA 09/21/22 $ (2,494)
(1,001,371)
$ 24,902,528
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
CF Industries Holdings, Inc. ..................... 39 08/19/22 USD 115.00 USD 372 $ 1,268
Entain plc ................................. 250 08/19/22 GBP 17.25 GBP 3,006 11,036
SPDR EURO STOXX 50 ETF ................... 1,000 08/19/22 USD 38.00 USD 3,649 20,000
Technology Select Sector SPDR Fund ............. 500 08/19/22 USD 150.00 USD 7,211 51,250
Cellnex Telecom SA .......................... 791 09/16/22 EUR 54.00 EUR 3,448 6,468
EURO STOXX 50 Index ....................... 170 09/16/22 EUR 3,850.00 EUR 6,304 74,886
EURO STOXX 50 Index ....................... 170 09/16/22 EUR 4,350.00 EUR 6,304 1,303
EURO STOXX Banks Price Index ................. 1,747 09/16/22 EUR 140.00 EUR 6,991 11,160
EURO STOXX Banks Price Index ................. 2,171 09/16/22 EUR 130.00 EUR 8,687 5,547
iShares China Large-Cap ETF ................... 500 09/16/22 USD 45.00 USD 1,519 1,500
Lions Gate Entertainment Corp. .................. 350 09/16/22 USD 13.00 USD 307 6,125
Mosaic Co. (The) ............................ 70 09/16/22 USD 70.00 USD 369 2,835
STOXX Europe 600 Telecommunications ............ 1,064 09/16/22 EUR 280.00 EUR 12,135 13,593
Western Digital Corp. ......................... 1,500 09/16/22 USD 60.00 USD 7,365 77,250
S&P 500 Index ............................. 16 10/21/22 USD 4,300.00 USD 6,608 131,440
S&P 500 Index ............................. 11 11/18/22 USD 4,300.00 USD 4,543 121,935
Alibaba Group Holding Ltd. ..................... 368 12/16/22 USD 150.00 USD 3,289 52,992
Alibaba Group Holding Ltd. ..................... 368 12/16/22 USD 200.00 USD 3,289 12,696
EURO STOXX 50 Index ....................... 95 12/16/22 EUR 4,000.00 EUR 3,523 64,131
EURO STOXX Banks Price Index ................. 890 12/16/22 EUR 100.00 EUR 3,561 27,289
S&P 500 Index ............................. 9 12/16/22 USD 4,300.00 USD 3,717 123,300
Telecom Italia SpA ........................... 6,731 12/16/22 EUR 0.40 EUR 1,455 24,078
iShares China Large-Cap ETF ................... 1,388 01/20/23 USD 44.00 USD 4,217 11,104
S&P 500 Index ............................. 136 01/20/23 USD 6,000.00 USD 56,172 3,400
856,586
Put
EURO STOXX 50 Index ....................... 286 08/05/22 EUR 3,300.00 EUR 10,605 1,315
EURO STOXX 50 Index ....................... 620 08/19/22 EUR 3,100.00 EUR 22,990 13,624
Invesco QQQ Trust 1 ......................... 200 08/19/22 USD 250.00 USD 6,309 2,100
Invesco Senior Loan ETF ...................... 1,211 08/19/22 USD 20.00 USD 2,539 12,110
iShares iBoxx $ High Yield Corporate Bond ETF ....... 850 08/19/22 USD 67.00 USD 6,646 2,125
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 1,000 08/19/22 USD 103.00 USD 11,461 6,500
iShares MSCI Canada ETF ..................... 750 08/19/22 USD 30.00 USD 2,648 7,500
iShares MSCI EAFE ETF ...................... 1,000 08/19/22 USD 51.00 USD 6,572 10,500
iShares MSCI Europe Financials ETF .............. 4,000 08/19/22 USD 14.00 USD 6,356 40,000
iShares Russell 2000 ETF ...................... 250 08/19/22 USD 170.00 USD 4,681 12,375
Macy's, Inc. ............................... 500 08/19/22 USD 17.00 USD 883 37,000
Pitney Bowes, Inc. ........................... 250 08/19/22 USD 4.00 USD 82 18,125
S&P 500 Index ............................. 69 08/19/22 USD 3,400.00 USD 28,499 8,625
S&P 500 Index ............................. 112 08/19/22 USD 3,800.00 USD 46,259 88,480
Sabre Corp. ............................... 700 08/19/22 USD 5.00 USD 431 12,250
SPDR Blackstone Senior Loan ETF ............... 1,500 08/19/22 USD 40.00 USD 6,378 15,000
SPDR S&P 500 ETF Trust ...................... 100 08/19/22 USD 350.00 USD 4,120 1,950
SPDR S&P Oil & Gas Exploration & Production ETF .... 200 08/19/22 USD 105.00 USD 2,740 3,400
United States Steel Corp. ...................... 650 08/19/22 USD 15.00 USD 1,537 2,275
VanEck Semiconductor ETF .................... 200 08/19/22 USD 193.00 USD 4,743 6,200
VanEck Semiconductor ETF .................... 200 08/19/22 USD 165.00 USD 4,743 1,200
Xerox Holdings Corp. ......................... 1,500 08/19/22 USD 13.00 USD 2,570 22,500
BT Group plc .............................. 2,152 09/16/22 GBP 1.40 GBP 3,482 75,345
EURO STOXX 50 Index ....................... 255 09/16/22 EUR 2,700.00 EUR 9,456 7,949

2022
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(continued)
July 31, 2022
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
EURO STOXX 50 Index ....................... 255 09/16/22 EUR 3,300.00 EUR 9,456 $ 59,943
EURO STOXX 50 Index ....................... 456 09/16/22 EUR 3,000.00 EUR 16,909 36,585
EURO STOXX 50 Index ....................... 1,030 09/16/22 EUR 3,400.00 EUR 38,193 357,922
EURO STOXX 50 Index ....................... 1,030 09/16/22 EUR 3,700.00 EUR 38,193 1,159,035
First Quantum Minerals Ltd. .................... 500 09/16/22 CAD 18.00 CAD 1,170 14,252
Ford Motor Co. ............................. 1,650 09/16/22 USD 10.00 USD 2,424 10,725
FTSE 100 Index ............................ 116 09/16/22 GBP 7,000.00 GBP 8,611 93,235
FTSE 100 Index ............................ 116 09/16/22 GBP 6,200.00 GBP 8,611 18,718
Invesco QQQ Trust 1 ......................... 62 09/16/22 USD 280.00 USD 1,956 16,833
Invesco Senior Loan ETF ...................... 1,000 09/16/22 USD 19.00 USD 2,097 7,500
Invesco Senior Loan ETF ...................... 8,238 09/16/22 USD 20.00 USD 17,275 185,355
Sherwin-Williams Co. (The) ..................... 20 09/16/22 USD 240.00 USD 484 17,600
SPDR EURO STOXX 50 ETF ................... 1,250 09/16/22 USD 30.00 USD 4,561 18,750
Uber Technologies, Inc. ....................... 1,250 09/16/22 USD 15.00 USD 2,931 16,875
Vertiv Holdings Co. .......................... 1,000 09/16/22 USD 7.50 USD 1,142 65,000
Apple, Inc. ................................ 259 10/21/22 USD 100.00 USD 4,209 3,497
Carnival Corp. .............................. 750 10/21/22 USD 5.00 USD 680 17,625
EURO STOXX 50 Index ....................... 446 10/21/22 EUR 3,000.00 EUR 16,538 97,093
iHeartMedia, Inc. ............................ 500 10/21/22 USD 7.50 USD 374 43,750
Maxar Technologies, Inc. ...................... 500 10/21/22 USD 15.00 USD 1,374 7,500
Owl Rock Capital Corp. ....................... 2,500 10/21/22 USD 10.00 USD 3,223 75,000
S&P 500 Index ............................. 50 10/21/22 USD 3,500.00 USD 20,651 140,750
Sabre Corp. ............................... 98 10/21/22 USD 6.00 USD 60 7,987
Sabre Corp. ............................... 350 10/21/22 USD 5.00 USD 215 13,650
Ally Financial, Inc. ........................... 1,000 12/16/22 USD 20.00 USD 3,307 30,000
EURO STOXX 50 Index ....................... 280 12/16/22 EUR 3,100.00 EUR 10,383 161,974
EURO STOXX 50 Index ....................... 295 12/16/22 EUR 3,300.00 EUR 10,939 265,475
Ford Motor Co. ............................. 750 12/16/22 USD 8.00 USD 1,102 8,625
Owl Rock Capital Corp. ....................... 2,000 12/16/22 USD 10.00 USD 2,578 35,000
STOXX Europe 600 Automobiles & Parts ............ 211 12/16/22 EUR 350.00 EUR 5,736 52,296
STOXX Europe 600 Chemicals .................. 101 12/16/22 EUR 840.00 EUR 5,907 26,065
STOXX Europe 600 Personal & Household Goods ..... 60 12/16/22 EUR 800.00 EUR 3,011 29,895
Tenneco, Inc. .............................. 1,000 12/16/22 USD 10.00 USD 1,887 12,500
American Airlines Group, Inc. .................... 1,500 01/20/23 USD 7.00 USD 2,057 44,250
American Airlines Group, Inc. .................... 3,500 01/20/23 USD 5.00 USD 4,799 47,250
Avis Budget Group, Inc. ....................... 86 01/20/23 USD 75.00 USD 1,565 21,070
Change Healthcare, Inc. ....................... 350 01/20/23 USD 15.00 USD 849 20,125
PG&E Corp. ............................... 1,000 01/20/23 USD 7.00 USD 1,086 16,500
3,664,653
$ 4,521,239
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Call
Bought Protection on 5-Year
Credit Default Swap
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 5.00 % Quarterly Barclays Bank plc 10/19/22 EUR 400.00 EUR 28,200 $ 61,280
Put
Bought Protection on 5-Year
Credit Default Swap 5.00%
Markit CDX North
American High Yield
Index Series 38.V2 Quarterly
Morgan Stanley & Co.
International plc 08/17/22 USD 85.00 USD 10,000 532
Bought Protection on 5-Year
Credit Default Swap 5.00
Markit CDX North
American High Yield
Index Series 38.V2 Quarterly Citibank NA 08/17/22 USD 91.00 USD 10,000 5,052

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(continued)
July 31, 2022
OTC Credit Default Swaptions Purchased (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Bought Protection on 5-Year
Credit Default Swap 5.00%
Markit CDX North
American High Yield
Index Series 38.V2 Quarterly
JPMorgan Chase Bank
NA 08/17/22 USD 93.00 USD 10,000 $ 5,929
Bought Protection on 5-Year
Credit Default Swap 5.00
Markit CDX North
American High Yield
Index Series 38.V2 Quarterly
Goldman Sachs
International 09/21/22 USD 97.00 USD 12,500 77,648
Bought Protection on 5-Year
Credit Default Swap 1.00
Markit CDX North
American Investment
Grade Index Series
38.V1 Quarterly Barclays Bank plc 08/17/22 USD 100.00 USD 75,000 17,840
Bought Protection on 5-Year
Credit Default Swap 1.00
ITRAXX EUROPE
SEN FINANCIALS
Index Series 37.V1 Quarterly Barclays Bank plc 09/21/22 EUR 150.00 EUR 42,100 61,176
Bought Protection on 5-Year
Credit Default Swap 5.00
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly Bank of America NA 08/17/22 EUR 600.00 EUR 25,900 69,320
Bought Protection on 5-Year
Credit Default Swap 5.00
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly Bank of America NA 09/21/22 EUR 600.00 EUR 38,900 396,830
Bought Protection on 5-Year
Credit Default Swap 5.00
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly Barclays Bank plc 08/17/22 EUR 600.00 EUR 41,760 111,769
Bought Protection on 5-Year
Credit Default Swap 5.00
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly Bank of America NA 09/21/22 EUR 650.00 EUR 14,000 95,605
Bought Protection on 5-Year
Credit Default Swap 5.00
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly Bank of America NA 09/21/22 EUR 650.00 EUR 14,000 95,605
Bought Protection on 5-Year
Credit Default Swap 5.00
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly Barclays Bank plc 09/21/22 EUR 800.00 EUR 42,100 102,954
1,040,260
$ 1,101,540
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
iShares China Large-Cap ETF .................... 500 09/16/22 USD 50.00 USD 1,519 $ (1,500)
Alibaba Group Holding Ltd. ...................... 736 12/16/22 USD 175.00 USD 6,578 (48,576)
(50,076)
Put
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 1,000 08/19/22 USD 95.00 USD 11,461 (25,000)
iShares MSCI Canada ETF ...................... 750 08/19/22 USD 26.00 USD 2,648 (7,500)
iShares Russell 2000 ETF ....................... 250 08/19/22 USD 150.00 USD 4,681 (1,375)
S&P 500 Index .............................. 181 08/19/22 USD 3,600.00 USD 74,758 (47,513)
SPDR S&P Oil & Gas Exploration & Production ETF ..... 200 08/19/22 USD 90.00 USD 2,740 (800)
VanEck Semiconductor ETF ..................... 200 08/19/22 USD 145.00 USD 4,743 (500)
VanEck Semiconductor ETF ..................... 200 08/19/22 USD 175.00 USD 4,743 (2,200)
EURO STOXX 50 Index ........................ 2,060 09/16/22 EUR 3,550.00 EUR 76,387 (1,296,941)
FTSE 100 Index ............................. 232 09/16/22 GBP 6,600.00 GBP 17,222 (75,577)
S&P 500 Index .............................. 50 10/21/22 USD 3,250.00 USD 20,651 (70,999)
(1,528,405)

2022
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(continued)
July 31, 2022
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
$ (1,578,481)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap ......... 5.00%
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly
Goldman Sachs
International 09/21/22 A+ EUR 487.50 EUR 14,200 $ (142,464)
Sold Protection on
5-Year Credit Default
Swap ......... 5.00
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly BNP Paribas SA 09/21/22 A+ EUR 500.00 EUR 28,300 (348,102)
Sold Protection on
5-Year Credit Default
Swap ......... 5.00
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly Barclays Bank plc 09/21/22 A+ EUR 525.00 EUR 14,200 (248,086)
Sold Protection on
5-Year Credit Default
Swap ......... 5.00
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly BNP Paribas SA 08/17/22 A+ EUR 525.00 EUR 13,000 (141,502)
Sold Protection on
5-Year Credit Default
Swap ......... 5.00
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly
Goldman Sachs
International 08/17/22 A+ EUR 525.00 EUR 14,100 (180,043)
Sold Protection on
5-Year Credit Default
Swap ......... 5.00
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly
Goldman Sachs
International 08/17/22 A+ EUR 550.00 EUR 12,900 (248,579)
Sold Protection on
5-Year Credit Default
Swap ......... 5.00
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly BNP Paribas SA 08/17/22 A+ EUR 562.50 EUR 28,300 (647,465)
(1,956,241)
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 38.V2 5.00 % Quarterly
Goldman Sachs
International 09/21/22 A+ USD 93.00 USD 12,500 (35,976)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American Investment
Grade Index Series
38.V1 1.00 Quarterly Barclays Bank plc 08/17/22 A USD 120.00 USD 75,000 (8,795)
Sold Protection on
5-Year Credit Default
Swap .........
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 5.00 Quarterly Bank of America NA 09/21/22 A+ EUR 700.00 EUR 45,300 (212,741)
(257,512)
$ (2,213,753)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 33.V13 .................... 5.00 % Quarterly 12/20/24 USD 2 , 687 $ (101,626) $ (138,452) $ 36,826
ITRAXX.EUR.CROSSOVER.37.V1 ........ 5.00 Quarterly 06/20/27 EUR 9,822 (15,818) 207,056 (222,874)
ITRAXX.EUR.MAIN.37.V1 .............. 1.00 Quarterly 06/20/27 EUR 1,500 (1,544) 11,218 (12,762)

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(continued)
July 31, 2022
Centrally Cleared Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.FINSUB.37.V1 ............... 1.00 % Quarterly 06/20/27 EUR 26,578 $ 1,265,414 $ 1,545,924 $ (280,510)
ITRAXX.FINSUB.37.V1 ............... 1.00 Quarterly 06/20/27 EUR 4,596 15,490 71,500 (56,010)
Markit CDX North American High Yield Index
Series 38.V2 ..................... 5.00 Quarterly 06/20/27 USD 2 0 , 79 0 (351,709) 673,420 (1,025,129)
Markit CDX North American High Yield Index
Series 38.V2 ..................... 5.00 Quarterly 06/20/27 USD 23, 463 (396,926) (25,393) (371,533)
$ 413,281 $ 2,345,273 $ (1,931,992)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
Investment Grade Index
Series 38.V1 ....... 1.00 % Quarterly 06/20/27 BBB+ USD 25,000 $ 247,399 $ 360,376 $ (112,977)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.05% Quarterly 1 day EFFR Quarterly 10/21/22 USD 2,267 $ 13,909 $ — $ 13,909
1 day SOFR Quarterly 0.05% Quarterly 10/21/22 USD 2,267 (13,501) — (13,501)
0.18% Quarterly 1 day EFFR Quarterly 10/21/25 USD 143 10,801 — 10,801
1 day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 143 (10,802) — (10,802)
$ 407 $ — $ 407
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
American Airlines Group, Inc. .. 5.00 % Quarterly Goldman Sachs Bank USA 12/20/22 USD 3,000 $ (5,564) $ 67,025 $ (72,589)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/22 EUR 1,470 (22,397) 9,006 (31,403)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/22 EUR 970 (14,778) 8,446 (23,224)
Staples, Inc. ............. 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/23 USD 1,150 107,482 22,346 85,136
Electricite de France SA ..... 1.00 Quarterly Deutsche Bank AG 06/20/24 EUR 3,715 (38,167) (37,027) (1,140)
Electricite de France SA ..... 1.00 Quarterly Deutsche Bank AG 06/20/24 EUR 3,715 (38,167) (35,755) (2,412)
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 06/20/24 USD 1,000 143,737 123,205 20,532
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 06/20/24 USD 370 53,183 46,885 6,298
Pitney Bowes, Inc. ......... 1.00 Quarterly BNP Paribas SA 06/20/24 USD 750 107,823 86,715 21,108
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 06/20/24 USD 1,500 215,648 132,500 83,148
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 06/20/24 USD 1,000 143,765 83,459 60,306
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 06/20/24 USD 750 107,823 84,482 23,341
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 06/20/24 USD 380 54,620 48,192 6,428
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/24 USD 525 75,472 49,262 26,210
Xerox Corp. ............. 1.00 Quarterly BNP Paribas SA 06/20/24 USD 1,500 43,111 54,102 (10,991)
Avis Budget Car Rental  LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 270 (11,126) 10,837 (21,963)

2022
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(continued)
July 31, 2022
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Caterpillar, Inc. ........... 1.00 % Quarterly Goldman Sachs International 12/20/24 USD 12,650 $ (233,438) $ (155,551) $ (77,887)
Occidental Petroleum Corp. ... 1.00 Quarterly Barclays Bank plc 12/20/24 USD 560 1,233 140,616 (139,383)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/24 USD 10,000 (54,917) (99,069) 44,152
Vue International Bidco plc ... 5.00 Quarterly Goldman Sachs International 12/20/24 EUR 740 105,743 69,667 36,076
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 880 (75,583) (54,815) (20,768)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 1,320 (113,376) (82,210) (31,166)
Avis Budget Car Rental  LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 270 (9,750) 19,400 (29,150)
Macy's Retail Holdings LLC ... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,300 177,028 322,798 (145,770)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,200 (9,385) 56,905 (66,290)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 (7,821) 62,301 (70,122)
Simon Property Group LP .... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/25 USD 4,325 (33,825) 209,721 (243,546)
HSBC Holdings plc. ........ 1.00 Quarterly Citibank NA 12/20/25 EUR 8,690 42,886 136,764 (93,878)
Publicis Groupe SA ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 2,870 (9,531) (35,160) 25,629
Publicis Groupe SA ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 2,870 (9,531) (27,816) 18,285
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/26 USD 5,150 (126,643) (133,539) 6,896
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/26 USD 2,000 10,023 6,629 3,394
Banco Bilbao Vizcaya Argentaria
SA ................. 1.00 Quarterly Bank of America NA 06/20/27 EUR 3,500 234,072 277,388 (43,316)
Banco Bilbao Vizcaya Argentaria
SA ................. 1.00 Quarterly BNP Paribas SA 06/20/27 EUR 1,912 127,864 174,541 (46,677)
Banco Bilbao Vizcaya Argentaria
SA ................. 1.00 Quarterly BNP Paribas SA 06/20/27 EUR 1,738 116,240 158,674 (42,434)
Barclays plc ............. 1.00 Quarterly BNP Paribas SA 06/20/27 EUR 3,550 153,974 151,097 2,877
Barclays plc ............. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 3,500 151,805 229,940 (78,135)
Bertelsmann SE & Co. KGaA .. 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 1,725 (47,033) (30,272) (16,761)
Bertelsmann SE & Co. KGaA .. 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 2,415 (65,847) (42,380) (23,467)
Bertelsmann SE & Co. KGaA .. 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 1,725 (47,033) (31,131) (15,902)
Bertelsmann SE & Co. KGaA .. 1.00 Quarterly Credit Suisse International 06/20/27 EUR 1,035 (28,220) (19,188) (9,032)
Bertelsmann SE & Co. KGaA .. 1.00 Quarterly Deutsche Bank AG 06/20/27 EUR 1,767 (48,169) (46,600) (1,569)
Bertelsmann SE & Co. KGaA .. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 5,300 (144,508) (136,460) (8,048)
BorgWarner, Inc. .......... 1.00 Quarterly BNP Paribas SA 06/20/27 USD 2,000 10,225 28,875 (18,650)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 5,000 (125,243) (122,499) (2,744)
Caterpillar, Inc. ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 USD 4,000 (100,194) (94,607) (5,587)
Commerzbank AG ......... 1.00 Quarterly BNP Paribas SA 06/20/27 EUR 3,440 7,097 18,559 (11,462)
Commerzbank AG ......... 1.00 Quarterly Deutsche Bank AG 06/20/27 EUR 3,440 7,097 33,440 (26,343)
Compass Group plc ........ 1.00 Quarterly Citibank NA 06/20/27 EUR 7,100 (227,811) (170,995) (56,816)
Enel SpA ............... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 3,700 54,002 (7,295) 61,297
Ford Motor Co. ........... 5.00 Quarterly Citibank NA 06/20/27 USD 1,500 (118,605) (38,730) (79,875)
Ford Motor Co. ........... 5.00 Quarterly Citibank NA 06/20/27 USD 820 (64,724) (39,131) (25,593)
Ford Motor Co. ........... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/27 USD 1,000 (78,931) (88,446) 9,515
Ford Motor Co. ........... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/27 USD 1,970 (155,494) (192,857) 37,363
Ford Motor Co. ........... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/27 USD 830 (65,513) (48,245) (17,268)
Fresenius SE & Co. KGaA .... 1.00 Quarterly Goldman Sachs International 06/20/27 EUR 700 10,167 3,022 7,145
Galp Energia SGPS SA ..... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 3,710 (624,538) (722,829) 98,291
General Motors Co. ........ 5.00 Quarterly JPMorgan Chase Bank NA 06/20/27 USD 1,000 (130,972) (109,152) (21,820)
Henkel AG & Co. KGaA ..... 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 3,500 (72,968) (47,643) (25,325)
Henkel AG & Co. KGaA ..... 1.00 Quarterly Citibank NA 06/20/27 EUR 3,450 (71,925) (46,054) (25,871)
Henkel AG & Co. KGaA ..... 1.00 Quarterly Citibank NA 06/20/27 EUR 3,450 (71,925) (47,718) (24,207)
Koninklijke DSM NV ........ 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 1,725 (43,924) (28,866) (15,058)
Koninklijke DSM NV ........ 1.00 Quarterly BNP Paribas SA 06/20/27 EUR 5,175 (131,773) (93,240) (38,533)
Lloyds Banking Group plc .... 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 3,500 115,057 189,021 (73,964)
Lloyds Banking Group plc .... 1.00 Quarterly Goldman Sachs International 06/20/27 EUR 3,550 116,701 110,715 5,986
Macy's Retail Holdings LLC ... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 1,250 187,533 221,374 (33,841)
NatWest Group plc ......... 1.00 Quarterly BNP Paribas SA 06/20/27 EUR 3,550 139,024 149,426 (10,402)
Paramount Global ......... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 2,100 47,706 68,654 (20,948)
Petrobras Global Finance BV .. 1.00 Quarterly BNP Paribas SA 06/20/27 USD 10,000 924,959 1,127,274 (202,315)
Santander Issuances SAU .... 1.00 Quarterly Bank of America NA 06/20/27 EUR 3,500 191,724 206,471 (14,747)
SES SA ................ 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 3,550 24,870 10,515 14,355
Simon Property Group LP .... 1.00 Quarterly BNP Paribas SA 06/20/27 USD 412 3,051 5,969 (2,918)
Simon Property Group LP .... 1.00 Quarterly BNP Paribas SA 06/20/27 USD 588 4,358 8,527 (4,169)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 3,650 27,043 (4,892) 31,935
Simon Property Group LP .... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 USD 4,250 31,488 1,884 29,604

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(continued)
July 31, 2022
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Southwest Airlines Co. ...... 1.00 % Quarterly Citibank NA 06/20/27 USD 5,000 $ 47,308 $ 78,878 $ (31,570)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 3,070 29,047 48,574 (19,527)
Standard Chartered plc ...... 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 7,000 204,092 350,020 (145,928)
Stellantis NV ............. 5.00 Quarterly Bank of America NA 06/20/27 EUR 1,750 (229,332) (195,696) (33,636)
Stellantis NV ............. 5.00 Quarterly Bank of America NA 06/20/27 EUR 1,750 (229,332) (194,454) (34,878)
Stellantis NV ............. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 10,800 (1,415,306) (1,816,651) 401,345
STMicroelectronics NV ...... 1.00 Quarterly Bank of America NA 06/20/27 EUR 3,533 (88,639) (100,314) 11,675
STMicroelectronics NV ...... 1.00 Quarterly Bank of America NA 06/20/27 EUR 1,767 (44,319) (50,185) 5,866
STMicroelectronics NV ...... 1.00 Quarterly Deutsche Bank AG 06/20/27 EUR 3,500 (87,803) (77,092) (10,711)
STMicroelectronics NV ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 3,500 (87,803) (65,171) (22,632)
STMicroelectronics NV ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 5,300 (132,959) (161,476) 28,517
STMicroelectronics NV ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 3,520 (88,304) (78,748) (9,556)
Telia Co. AB ............. 1.00 Quarterly Bank of America NA 06/20/27 EUR 1,855 (62,455) (38,847) (23,608)
Telia Co. AB ............. 1.00 Quarterly Bank of America NA 06/20/27 EUR 1,855 (62,455) (30,460) (31,995)
Telia Co. AB ............. 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 1,855 (62,455) (32,914) (29,541)
Telia Co. AB ............. 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 1,855 (62,455) (34,881) (27,574)
Telia Co. AB ............. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 1,855 (62,455) (35,980) (26,475)
United Mexican States ...... 1.00 Quarterly BNP Paribas SA 06/20/27 USD 5,000 120,630 61,167 59,463
United Mexican States ...... 1.00 Quarterly Citibank NA 06/20/27 USD 25,000 603,154 56,088 547,066
United States Steel Corp. .... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/27 USD 624 8,366 (42,223) 50,589
United States Steel Corp. .... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/27 USD 626 8,406 (41,523) 49,929
WPP Finance SA .......... 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 2,485 39,650 14,829 24,821
WPP Finance SA .......... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 EUR 5,560 88,713 (50,953) 139,666
$ – $ – $ –
$ (770,421) $ (281,555) $ (488,866)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Novafives SAS ....... 5.00 % Quarterly
Goldman Sachs
International 06/20/23 B- EUR 258 $ (23,819) $ (16,644) $ (7,175)
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 452 (41,788) (27,253) (14,535)
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 667 79,775 72,490 7,285
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 1,300 155,561 136,842 18,719
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 2,200 263,257 238,157 25,100
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 3,000 358,987 261,273 97,714
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 2,000 239,324 189,776 49,548
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 NR EUR 50 (12,718) 6,094 (18,812)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 CCC EUR 350 (89,025) 41,949 (130,974)
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 909 83,811 114,702 (30,891)
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 545 50,287 68,854 (18,567)
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 545 50,287 69,437 (19,150)
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 2,000 184,385 241,277 (56,892)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 12/20/25 NR EUR 1,720 38,598 46,904 (8,306)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 NR EUR 1,850 41,515 66,854 (25,339)
Monitchem HoldCo 3 SA . 5.00 Quarterly
Credit Suisse
International 12/20/25 B- EUR 2,185 93,608 177,502 (83,894)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 NR EUR 1,750 (450,507) 177,117 (627,624)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 NR EUR 660 (169,905) 76,839 (246,744)

2022
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(continued)
July 31, 2022
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Cirsa Finance International
SARL ........... 5.00 % Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 744 $ (9,116) $ — $ (9,116)
Cirsa Finance International
SARL ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 1,079 (13,227) (6,261) (6,966)
Cirsa Finance International
SARL ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 1,850 (22,667) (21,213) (1,454)
CMA CGM SA ........ 5.00 Quarterly Bank of America NA 06/20/26 BB+ EUR 676 10,570 33,163 (22,593)
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/26 NR EUR 330 5,160 15,959 (10,799)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 BB+ EUR 640 10,008 29,025 (19,017)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB+ EUR 1,750 27,365 120,103 (92,738)
Monitchem HoldCo 3 SA . 5.00 Quarterly
Goldman Sachs
International 06/20/26 B- EUR 396 16,092 37,462 (21,370)
Novafives SAS ....... 5.00 Quarterly
Credit Suisse
International 06/20/26 B- EUR 1,400 (332,581) (137,072) (195,509)
Vue International Bidco plc 5.00 Quarterly
Goldman Sachs
International 06/20/26 NR EUR 667 (110,961) (28,927) (82,034)
Vue International Bidco plc 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 NR EUR 700 (116,508) (33,184) (83,324)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 12/20/26 BB+ EUR 1,900 6,419 152,697 (146,278)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Bank of America NA 12/20/26 B+ EUR 740 (111,113) (28,466) (82,647)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Barclays Bank plc 12/20/26 B+ EUR 640 (96,036) 24,639 (120,675)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 622 (93,350) 25,329 (118,679)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 950 (142,645) 36,338 (178,983)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Goldman Sachs
International 12/20/26 B+ EUR 4,297 (645,202) 148,875 (794,077)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Goldman Sachs
International 12/20/26 B+ EUR 1,482 (222,484) 57,625 (280,109)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 B+ EUR 950 (142,645) 42,701 (185,346)
K+S AG ............ 5.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 1,500 108,549 146,259 (37,710)
K+S AG ............ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB EUR 920 66,577 92,772 (26,195)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB EUR 700 (84,182) (48,290) (35,892)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB EUR 3,000 (360,779) (198,255) (162,524)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB EUR 2,000 (240,520) (142,494) (98,026)
Loxam SAS ......... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 1,120 (104,142) 55,850 (159,992)
Loxam SAS ......... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 1,100 (102,282) 55,342 (157,624)
Loxam SAS ......... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 1,870 (173,880) 80,898 (254,778)
Loxam SAS ......... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 1,120 (104,142) 33,923 (138,065)
Loxam SAS ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 B EUR 720 (66,948) 45,368 (112,316)
Novafives SAS ....... 5.00 Quarterly
Credit Suisse
International 12/20/26 B- EUR 1,100 (272,841) (98,888) (173,953)
Picard Bondco SA ..... 5.00 Quarterly Citibank NA 12/20/26 CCC+ EUR 870 (60,881) 37,778 (98,659)
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 850 (21,945) (11,423) (10,522)
AT&T, Inc. ........... 1.00 Quarterly Deutsche Bank AG 06/20/27 BBB USD 5,000 (37,645) (15,583) (22,062)

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(continued)
July 31, 2022
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
BP Capital Markets plc .. 1.00 % Quarterly
Morgan Stanley & Co.
International plc 06/20/27 A- EUR 7,000 $ (62,334) $ (85,377) $ 23,043
Casino Guichard Perrachon
SA ............. 5.00 Quarterly Citibank NA 06/20/27 B EUR 1,080 (371,621) (202,245) (169,376)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly Citibank NA 06/20/27 B EUR 720 (247,748) (125,595) (122,153)
Cirsa Finance International
SARL ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 B- EUR 405 (20,715) (6,946) (13,769)
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/27 BB+ EUR 101 (806) 3,114 (3,920)
CMA CGM SA ........ 5.00 Quarterly BNP Paribas SA 06/20/27 BB+ EUR 1,220 (9,707) 12,700 (22,407)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 559 (4,449) 18,638 (23,087)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 528 (4,202) 19,060 (23,262)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 149 (1,189) 5,298 (6,487)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 765 (6,086) 7,963 (14,049)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 562 (4,471) 20,277 (24,748)
Faurecia SE ......... 5.00 Quarterly BNP Paribas SA 06/20/27 BB EUR 3,500 (67,481) 37,146 (104,627)
Faurecia SE ......... 5.00 Quarterly
Credit Suisse
International 06/20/27 BB EUR 1,750 (33,740) 18,573 (52,313)
Faurecia SE ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 3,500 (67,481) 32,650 (100,131)
Federative Republic of
Brazil ............ 1.00 Quarterly BNP Paribas SA 06/20/27 BB- USD 10,000 (726,846) (960,043) 233,197
HCA, Inc. ........... 5.00 Quarterly BNP Paribas SA 06/20/27 BBB- USD 3,000 446,460 383,272 63,188
HCA, Inc. ........... 5.00 Quarterly Citibank NA 06/20/27 BBB- USD 3,000 446,877 351,938 94,939
HCA, Inc. ........... 5.00 Quarterly
Goldman Sachs Bank
USA 06/20/27 BBB- USD 2,000 297,640 306,616 (8,976)
HCA, Inc. ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BBB- USD 2,000 297,918 284,814 13,104
HCA, Inc. ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BBB- USD 2,000 297,640 251,166 46,474
International Game
Technology plc ..... 5.00 Quarterly
Goldman Sachs
International 06/20/27 BB+ EUR 800 24,764 67,492 (42,728)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 2,000 (283,180) (293,476) 10,296
Loxam SAS ......... 5.00 Quarterly BNP Paribas SA 06/20/27 B EUR 1,900 (216,601) (66,275) (150,326)
Loxam SAS ......... 5.00 Quarterly BNP Paribas SA 06/20/27 B EUR 1,120 (127,681) (20,410) (107,271)
Loxam SAS ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 B EUR 1,125 (128,250) (34,976) (93,274)
Loxam SAS ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 B EUR 2,325 (263,348) (72,295) (191,053)
Matterhorn Telecom SA .. 5.00 Quarterly Barclays Bank plc 06/20/27 B+ EUR 1,129 23,467 28,111 (4,644)
Newell Brands, Inc. .... 1.00 Quarterly Citibank NA 06/20/27 BBB- USD 3,000 (150,882) (215,169) 64,287
Saipem Finance
International BV .... 5.00 Quarterly Barclays Bank plc 06/20/27 BB EUR 460 (52,989) (26,097) (26,892)
Saipem Finance
International BV .... 5.00 Quarterly Barclays Bank plc 06/20/27 BB EUR 760 (90,361) (15,654) (74,707)
Saipem Finance
International BV .... 5.00 Quarterly BNP Paribas SA 06/20/27 BB EUR 1,470 (174,775) (59,488) (115,287)
Saipem Finance
International BV .... 5.00 Quarterly
Credit Suisse
International 06/20/27 BB EUR 760 (90,361) (15,654) (74,707)
Saipem Finance
International BV .... 5.00 Quarterly
Credit Suisse
International 06/20/27 BB EUR 760 (90,361) (31,656) (58,705)
Saipem Finance
International BV .... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 380 (45,180) (8,104) (37,076)
United Group BV ...... 5.00 Quarterly Barclays Bank plc 06/20/27 B EUR 1,770 (192,259) (106,457) (85,802)
United Group BV ...... 5.00 Quarterly BNP Paribas SA 06/20/27 B EUR 1,470 (159,672) (80,032) (79,640)

2022
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(continued)
July 31, 2022
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
United Group BV ...... 5.00 % Quarterly
Goldman Sachs
International 06/20/27 B EUR 860 $ (93,414) $ (88,197) $ (5,217)
United Group BV ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 B EUR 1,770 (192,259) (119,729) (72,530)
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 06/20/27 BB USD 2,000 (48,365) (65,126) 16,761
Telecom Italia SpA/Milano 1.00 Quarterly BNP Paribas SA 06/20/29 BB- EUR 2,000 (450,905) (398,934) (51,971)
$ (5,231,302) $ 1,195,113 $ (6,426,415)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iShares Broad USD
High Yield Corporate
Bond ETF ....... Quarterly
1 day SOFR minus
2.00% Quarterly
Goldman Sachs
International 09/02/22 USD 17 $ 9,442 $ — $ 9,442
PPG Industries, Inc. .. Quarterly
1 day SOFR minus
0.08% Quarterly BNP Paribas SA 09/02/22 USD 1 (357) — (357)
PPG Industries, Inc. .. Quarterly
1 day SOFR minus
0.12% Quarterly BNP Paribas SA 09/02/22 USD — (14) — (14)
PPG Industries, Inc. .. Quarterly
1 day SOFR minus
0.13% Quarterly BNP Paribas SA 09/02/22 USD 2 (415) — (415)
Sherwin-Williams Co.
(The) .......... Quarterly
1 day SOFR minus
0.08% Quarterly BNP Paribas SA 09/02/22 USD 1 19,500 — 19,500
Sherwin-Williams Co.
(The) .......... Quarterly
1 day SOFR minus
0.10% Quarterly BNP Paribas SA 09/02/22 USD — 2,385 — 2,385
iShares Broad USD
High Yield Corporate
Bond ETF ....... Quarterly
1 day SOFR minus
0.75% Quarterly Citibank NA 09/09/22 USD 34 (16,912) — (16,912)
Markit iBoxx EUR
Contingent
Convertible Liquid
Developed Market
AT1 Total Return
Index .......... At Termination 3 month EURIBOR Quarterly
Goldman Sachs
International 09/20/22 EUR 10,640 (404,784) (6,541) (398,243)
Markit iBoxx EUR Liquid
High Yield Total
Return Index ..... At Termination 3 month EURIBOR Quarterly
Goldman Sachs
International 09/20/22 EUR 26,600 (762,177) (16,508) (745,669)
Markit iBoxx EUR Liquid
High Yield Total
Return Index ..... At Termination 3 month EURIBOR Quarterly
Goldman Sachs
International 09/20/22 EUR 4,500 (92,761) (2,778) (89,983)
Markit iBoxx EUR Liquid
High Yield Total
Return Index ..... At Termination 3 month EURIBOR Quarterly BNP Paribas SA 12/20/22 EUR 8,800 (460,325) (108) (460,217)
Markit iBoxx EUR Liquid
High Yield Total
Return Index ..... At Termination 3 month EURIBOR Quarterly
Goldman Sachs
International 12/20/22 EUR 4,930 (297,693) (517) (297,176)
Markit iBoxx EUR Liquid
High Yield Total
Return Index ..... At Termination 3 month EURIBOR Quarterly
Goldman Sachs
International 12/20/22 EUR 5,600 (397,534) (612) (396,922)
Markit iBoxx EUR Liquid
High Yield Total
Return Index ..... At Termination 3 month EURIBOR Quarterly
Goldman Sachs
International 12/20/22 EUR 14,100 (1,176,439) (659) (1,175,780)

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(continued)
July 31, 2022
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks used in determining the variable rate of interest:
(c)
Amount includes $(30,348) of net dividends and financing fees.
(e)
Amount includes $309 of net dividends and financing fees.
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Pitney Bowes, Inc. ... Quarterly
1 day SOFR minus
0.25% Quarterly Citibank NA 12/27/22 USD 10 $ 6,342 $ — $ 6,342
$ (3,571,742) $ (27,723) $ (3,544,019)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Merrill Lynch
International &
Co.
(b)
02/15/23 $ 6,538,563 $ (222,827)
(c)
$ 6,346,084 1.1%
Quarterly
Merrill Lynch
International &
Co.
(d)
02/15/23 (657,514) 23,323
(e)
(634,500) 0.0
$ (199,504) $ 5,711,584
(b) (d)
Range: 15-30 basis points 0-0 basis points
Benchmarks: EUR - 1D Euro Short Term Rate (ESTR) USD - 1D Overnight Bank Funding Rate (OBFR01)
GBP - 1D Sterling Overnight Index Average (SONIA)
HKD - Overnight Index Average (HONIA)
USD - 1D Overnight Bank Funding Rate (OBFR01)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of period end, termination date February 15, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Belgium
Telenet Group Holding NV ... 125,512 $ 2,007,350 31.6%
China
Alibaba Group Holding Ltd. ... 46,818 526,397 8.3
Germany
ADLER Group SA ......... 26,636 94,472 1.5
Deutsche Bank AG (Registered) 95,615 836,340 13.2
930,812
Ghana
Tullow Oil plc ............ 965,300 605,875 9.6
Italy
Telecom Italia SpA ........ 2,854,550 597,513 9.4
Shares Value
% of Basket
Value
Spain
Cellnex Telecom SA ....... 17,517 $ 783,520 12.3%
United Kingdom
EnQuest plc ............. 2,969,582 1,043,334 16.5
Entain plc .............. 60,045 883,565 13.9
Liberty Global plc, Class A ... 78,460 1,707,290 26.9
3,634,189
United States
Altice USA, Inc., Class A .... 59,932 629,885 9.9
Coty, Inc., Class A ......... 259,268 1,897,842 29.9
2,527,727
Total Reference Entity — Long ............ 11,613,383
Reference Entity — Short
Common Stocks
France
Fnac Darty SA ........... (201) (8,063) (0.1)

2022
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
Germany
BASF SE ............... (24,308) $ (1,083,291) (17.1) %
United Kingdom
Marks & Spencer Group plc .. (427,496) (741,141) (11.7)
Next plc ................ (19,051) (1,586,030) (25.0)
Tesco plc ............... (330,137) (1,058,795) (16.7)
(3,385,966)
United States
Adient plc .............. (23,386) (789,979) (12.4)
Total Reference Entity — Short ............ (5,267,299)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ 6,346,084
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Merrill Lynch International &
Co., as of period end, termination date February 15, 2023:
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
United States
Pitney Bowes, Inc. ........ (100,000) $ (327,000) 51.5%
Sabre Corp. ............. (50,000) (307,500) 48.5
(634,500)
Total Reference Entity — Short ............ (634,500)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ (634,500)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SOFR ......................................... Secured Overnight Financing Rate 1.81%
3 month EURIBOR ..................................... Euro Interbank Offered Rate 0.30
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 2,869,494 $ (163,845) $ 61,536 $ (2,106,098) $ —
OTC Swaps ..................................................... 10,743,186 (9,857,351) 2,908,891 (13,567,695) —
Options Written ................................................... N/A N/A 5,618,113 (310,171) (3,792,234)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(continued)
July 31, 2022
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 25,903,899 $ — $ — $ 25,903,899
Options purchased
Investments at value — unaffiliated
(a)
........... — 1,101,540 4,521,239 — — — 5,622,779
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(b)
. — 36,826 — — 24,710 — 61,536
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 13,591,085 60,992 — — — 13,652,077
$ — $ 14,729,451 $ 4,582,231 $ 25,903,899 $ 24,710 $ — $ 45,240,291
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(b)
..... — — 1,417,216 — 6,229,577 — 7,646,793
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 1,001,371 — — 1,001,371
Options written
Options written at value ..................... — 2,213,753 1,578,481 — — — 3,792,234
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(b)
. — 2,081,795 — — 24,303 — 2,106,098
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 19,592,808 240,525 — 3,591,713 — 23,425,046
$ — $ 23,888,356 $ 3,236,222 $ 1,001,371 $ 9,845,593 $ — $ 37,971,542
(a)
Includes options purchased at value as reported in the Schedule of Investments.
(b)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended July 31, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 5,373,364 $ — $ 12,756,676 $ — $ 18,130,040
Forward foreign currency exchange contracts .... — — — 90,463,497 — — 90,463,497
Options purchased
(a)
.................... — (3,357,986) (26,028,137) (142,806) (561,234) 10,426 (30,079,737)
Options written ........................ — 6,332,101 14,647,704 — 517,959 (269,810) 21,227,954
Swaps .............................. — 4,777,627 (540,359) — 5,439,875 — 9,677,143
$ — $ 7,751,742 $ (6,547,428) $ 90,320,691 $ 18,153,276 $ (259,384) $ 109,418,897
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (1,857,941) $ — $ (3,879,200) $ — $ (5,737,141)
Forward foreign currency exchange contracts .... — — — 10,787,253 — — 10,787,253
Options purchased
(b)
.................... — (1,010,574) (4,702,272) — 519,171 — (5,193,675)
Options written ........................ — (258,407) 3,540,767 — (444,183) — 2,838,177
Swaps .............................. — (4,073,270) (177,412) — (2,754,100) — (7,004,782)
$ — $ (5,342,251) $ (3,196,858) $ 10,787,253 $ (6,558,312) $ — $ (4,310,168)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2022
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(continued)
July 31, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 9,955,932
Average notional value of contracts — short ................................................................................. $ 134,457,178
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 680,941,126
Average amounts sold — in USD ........................................................................................ $ 56,309,702
Options
Average value of option contracts purchased ................................................................................ $ 6,223,570
Average value of option contracts written ................................................................................... $ 2,688,525
Average notional value of swaption contracts purchased ......................................................................... $ 324,320,825
Average notional value of swaption contracts written ........................................................................... $ 286,530,029
Credit default swaps
Average notional value — buy protection ................................................................................... $ 492, 036 , 862
Average notional value — sell protection ................................................................................... $ 242,251,279
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 2,409,806
Average notional value — receives fixed rate ................................................................................ $ 2,409,806
Total return swaps
Average notional value ............................................................................................... $ 48,371,153
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 183,398 $ 236,949
Forward foreign currency exchange contracts ................................................................. 25,903,899 1,001,371
Options
(a)
......................................................................................... 5,622,779 3,792,234
Swaps — centrally cleared .............................................................................. — 715,822
Swaps — OTC
(b)
.................................................................................... 13,652,077 23,425,046
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 45,362,153 $ 29,171,422
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(4,704,637) (2,531,252)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 40,657,516 $ 26,640,170
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 1,372,198 $ (1,308,595) $ — $ — $ 63,603
Barclays Bank plc ................................ 2,529,215 (1,687,885) (841,330) — —
BNP Paribas SA ................................. 5,190,764 (4,413,760) — — 777,004
Citibank NA .................................... 15,653,636 (1,918,575) — (13,735,061) —
Commonwealth Bank of Australia ..................... 229 — — — 229
Credit Suisse International .......................... 894,730 (894,730) — — —
Deutsche Bank AG ............................... 165,127 (165,127) — — —
Goldman Sachs Bank ............................. 1,954,325 (1,954,325) — — —
JPMorgan Chase Bank NA .......................... 3,427,243 (3,427,243) — — —
Merrill Lynch International & Co. ...................... 23,323 (23,323) — — —
Morgan Stanley & Co. International plc .................. 9,446,726 (833,759) — (8,612,967) —
$ 40,657,516 $ (16,627,322) $ (841,330) $ (22,348,028) $ 840,836

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(continued)
July 31, 2022
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(e)
Cash
Collateral
Pledged
(e)
Net Amount of
Derivative
Liabilities
(d)(f)
Bank of America NA .............................. $ 1,308,595 $ (1,308,595) $ — $ — $ —
Barclays Bank plc ................................ 1,687,885 (1,687,885) — — —
BNP Paribas SA ................................. 4,413,760 (4,413,760) — — —
Citibank NA .................................... 1,918,575 (1,918,575) — — —
Credit Suisse International .......................... 2,247,717 (894,730) (72,987) (1,280,000) —
Deutsche Bank AG ............................... 494,629 (165,127) — — 329,502
Goldman Sachs Bank ............................. 6,103,836 (1,954,325) — (3,660,000) 489,511
JPMorgan Chase Bank NA .......................... 7,408,587 (3,427,243) — (3,981,344) —
Merrill Lynch International & Co. ...................... 222,827 (23,323) — (199,504) —
Morgan Stanley & Co. International plc .................. 833,759 (833,759) — — —
$ 26,640,170 $ (16,627,322) $ (72,987) $ (9,120,848) $ 819,013
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(f)
Net amount represents the net amount payable due to the counterparty in the event of default.

2022
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(continued)
July 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 24,142,605 $ — $ 24,142,605
Common Stocks
Canada ............................................. — — 398,832 398,832
Japan ............................................... — — — —
Netherlands ........................................... 1,905,367 — — 1,905,367
United Kingdom ........................................ 2,704,963 10 35 2,705,008
United States .......................................... 14,058,114 7,074,516 1,060,496 22,193,126
Corporate Bonds
Argentina ............................................ — 154,818 — 154,818
Australia ............................................. — 525,627 — 525,627
Austria .............................................. — 5,602,347 — 5,602,347
Bahrain ............................................. — 397,388 — 397,388
Brazil ............................................... — 1,640,982 — 1,640,982
Canada ............................................. — 783,644 — 783,644
Cayman Islands ........................................ — 1,031 — 1,031
Chile ............................................... — 1,014,795 — 1,014,795
China ............................................... — 7,093,505 — 7,093,505
Colombia ............................................ — 839,883 — 839,883
Cyprus .............................................. — 862,446 — 862,446
Dominican Republic ..................................... — 366,250 — 366,250
France .............................................. — 37,643,936 — 37,643,936
Germany ............................................ — 41,180,674 — 41,180,674
Ghana .............................................. — 6,310,980 — 6,310,980
Hong Kong ........................................... — 156,000 — 156,000
India ............................................... — 1,882,330 — 1,882,330
Indonesia ............................................ — 431,856 — 431,856
Ireland .............................................. — 9,108,719 — 9,108,719
Israel ............................................... — 6,320,908 — 6,320,908
Italy ................................................ — 27,949,678 — 27,949,678
Japan ............................................... — 12,407,471 — 12,407,471
Kuwait .............................................. — 406,018 — 406,018
Luxembourg .......................................... — 35,070,157 — 35,070,157
Mexico .............................................. — 1,303,096 — 1,303,096
Morocco ............................................. — 223,125 — 223,125
Netherlands ........................................... — 19,105,045 — 19,105,045
Nigeria .............................................. — 163,000 — 163,000
Norway .............................................. — 149,100 — 149,100
Oman ............................................... — 186,725 — 186,725
Peru ................................................ — 211,889 — 211,889
Portugal ............................................. — 7,143,107 — 7,143,107
Saudi Arabia .......................................... — 365,082 — 365,082
Singapore ............................................ — 171,100 — 171,100
South Africa ........................................... — 534,474 — 534,474
Spain ............................................... — 44,521,716 — 44,521,716
Sweden ............................................. — 4,842,720 — 4,842,720
Switzerland ........................................... — 7,705,478 — 7,705,478
Tanzania, United Republic Of ............................... — 177,600 — 177,600
Thailand ............................................. — 185,912 — 185,912
United Arab Emirates .................................... — 624,602 — 624,602
United Kingdom ........................................ — 131,593,093 — 131,593,093
United States .......................................... — 489,674,100 49,161,103 538,835,203
Zambia .............................................. — 4,494,533 — 4,494,533
Floating Rate Loan Interests
Canada ............................................. — 4,415,711 — 4,415,711
France .............................................. — 6,682,716 — 6,682,716

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(continued)
July 31, 2022
Level 1 Level 2 Level 3 Total
Germany ............................................ $ — $ 9,913,505 $ — $ 9,913,505
Jersey, Channel Islands ................................... — — 380,762 380,762
Luxembourg .......................................... — 12,848,956 8 12,848,964
Netherlands ........................................... — 11,161,115 — 11,161,115
Norway .............................................. — 4,424,454 — 4,424,454
Singapore ............................................ — 209,601 — 209,601
Spain ............................................... — 1,115,724 82,017 1,197,741
Sweden ............................................. — 4,383,892 — 4,383,892
United Kingdom ........................................ — 5,459,362 — 5,459,362
United States .......................................... — 114,754,083 10,853,591 125,607,674
Foreign Agency Obligations ................................. — 13,135,799 — 13,135,799
Foreign Government Obligations .............................. — 10,134,059 — 10,134,059
Non-Agency Mortgage-Backed Securities ........................ — 49,410,426 — 49,410,426
Preferred Securities
United States .......................................... — 185,988 3,760,186 3,946,174
U.S. Treasury Obligations ................................... — 4,500,838 — 4,500,838
Warrants .............................................. 160,009 49,534 119,134 328,677
Short-Term Securities
Borrowed Bond Agreements ................................. — 87,000,617 — 87,000,617
Money Market Funds ...................................... 175,866,951 — — 175,866,951
Options Purchased
Credit contracts .......................................... — 1,101,540 — 1,101,540
Equity contracts .......................................... 4,521,239 — — 4,521,239
Liabilities
Borrowed Bonds ......................................... — (81,276,094) — (81,276,094)
Investments Sold Short .................................... (582,525) — — (582,525)
$ 198,634,118 $ 1,202,355,897 $ 65,816,164 $ 1,466,806,179
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 2,884,725 $ — $ 2,884,725
Equity contracts ........................................... — 60,992 — 60,992
Foreign currency exchange contracts ............................ — 25,903,899 — 25,903,899
Interest rate contracts ....................................... — 24,710 — 24,710
Liabilities
Credit contracts ........................................... — (14,058,728) — (14,058,728)
Equity contracts ........................................... (2,562,889) (673,333) — (3,236,222)
Foreign currency exchange contracts ............................ — (1,001,371) — (1,001,371)
Interest rate contracts ....................................... (6,229,577) (3,588,293) — (9,817,870)
$ (8,792,466) $ 9,552,601 $ — $ 760,135
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

2022
BlackRock Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(continued)
July 31, 2022
See notes to financial statements.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Preferred
Securities Warrants Total
Investments
Assets
Opening balance, as of July 31, 2021 ....................................... $ 3,269,665 $ 1,711,048 $ 84,978,565 $ 12,243,215 $ — $ 61,157 $ 102,263,650
Transfers into Level 3 ................................................. — — — 592,886 — 78,720 671,606
Transfers out of Level 3 ................................................ (2,448,549) — — (7,686,665) — (7,296) (10,142,510)
Accrued discounts/premiums ............................................. 799 — 7,835 27,522 — — 36,156
Net realized loss ..................................................... (52,244) (450) — (9,845) — — (62,539)
Net change in unrealized appreciation (depreciation)
(a)(b)
........................... (65,475) (1,450,631) (2,794,835) (2,622,197) 154,325 (30,205) (6,809,018)
Purchases ......................................................... — 1,202,188 18,246,561 12,986,763 3,605,861 16,758 36,058,131
Sales ............................................................ (704,196) (2,792) (51,277,023) (4,215,301) — — (56,199,312)
Closing balance, as of July 31, 2022 ........................................
$ — $ 1,459,363 $ 49,161,103 $ 11,316,378 $ 3,760,186 $ 119,134 $ 65,816,164
Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2022
(b)
.
$ (65,475) $ (1,450,631) $ (2,794,835) $ (2,524,799) $ 154,325 $ (30,205) $ (6,711,620)
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(continued)
July 31, 2022
The Fund valued certain of its Level 3 investments using recent prior transaction prices as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction, for which inputs are unobservable, is $1,663,108 as of July 31, 2022.
See notes to financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the
“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information of $10,891,859. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Common Stocks .............................. $ 1,459,213 Market Time to Exit 0.2 – 1.9 years 1.8 years
Volatility 33% - 88% 37%
Revenue Multiple 3.63x —
Corporate Bonds .............................. 49,161,103 Income Discount Rate 7% – 35% 9%
Market Volatility 60% —
Revenue Multiple 13.64x —
Floating Rate Interests .......................... 452,379 Income Discount Rate 9% —
Preferred Stocks .............................. 3,760,186 Market Discount Rate 11% —
Warrants ................................... 91,424 Market Time to Exit 0.5 – 0.9 years 0.6 years
Volatility 44% - 74% 59%
Discount Rate 35% —
Revenue Multiple 13.64x —
$ 54,924,305
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Statement of Assets and Liabilities

July 31, 2022
2022
BlackRock Annual Report to Shareholders

BlackRock Global
Long/Short Credit
Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 1,372,797,847
Investments, at value — affiliated
(b)
......................................................................................... 175,866,951
Cash pledged: –
Collateral — borrowed bond agreements .................................................................................... 550,000
Collateral — exchange-traded options written ................................................................................. 2,880,000
Collateral — OTC derivatives ............................................................................................ 37,984,000
Futures contracts .................................................................................................... 6,166,880
Centrally cleared swaps ................................................................................................ 4,389,710
Foreign currency, at value
(c)
.............................................................................................. 25,386,563
Receivables: –
Investments sold .................................................................................................... 60,013,702
Swaps   .......................................................................................................... 76,138
Capital shares sold ................................................................................................... 5,673,438
Dividends — affiliated ................................................................................................. 279,750
Dividends — unaffiliated ............................................................................................... 16,272
Interest — unaffiliated ................................................................................................. 15,002,554
From the Manager ................................................................................................... 1,201
Variation margin on futures contracts ....................................................................................... 183,398
Swap premiums paid ................................................................................................... 10,743,186
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 25,903,899
OTC swaps ........................................................................................................ 2,908,891
Prepaid expenses ..................................................................................................... 78,227
Total assets .........................................................................................................
1,746,902,607
LIABILITIES
Investments sold short, at value — affiliated
(d)
.................................................................................. 476,700
Investments sold short, at value — unaffiliated
(e)
................................................................................. 105,825
Bank overdraft ........................................................................................................ 11,154,011
Cash received: –
Collateral — borrowed bond agreements .................................................................................... 311,942
Collateral — OTC derivatives ............................................................................................ 24,970,000
Borrowed bonds, at value
(f)
............................................................................................... 81,276,094
Options written, at value
(g)
................................................................................................ 3,792,234
Payables: –
Investments purchased ................................................................................................ 45,115,273
Swaps   .......................................................................................................... 2,140,634
Administration fees ................................................................................................... 70,934
Capital shares redeemed ............................................................................................... 6,724,744
Interest expense .................................................................................................... 1,191,165
Investment advisory fees .............................................................................................. 1,214,702
Trustees' and Officer's fees ............................................................................................. 13,868
Other affiliate fees ................................................................................................... 5,615
Service and distribution fees ............................................................................................. 73,455
Variation margin on futures contracts ....................................................................................... 236,949
Variation margin on centrally cleared swaps .................................................................................. 715,822
Other accrued expenses ............................................................................................... 1,055,505
Swap premiums received ................................................................................................ 9,857,351
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 1,001,371
OTC swaps ........................................................................................................ 13,567,695
Total liabilities ........................................................................................................
205,071,889
NET ASSETS ........................................................................................................
$ 1,541,830,718

Statement of Assets and Liabilities
(continued)
July 31, 2022

Financial Statements
See notes to financial statements.
BlackRock Global
Long/Short Credit
Fund
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 2,132,499,505
Accumulated loss ..................................................................................................... (590,668,787)
NET ASSETS ........................................................................................................
$ 1,541,830,718
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 1,607,619,773
(b)
  Investments, at cost — affiliated .......................................................................................... $ 175,866,951
(c)
  Foreign currency, at cost ............................................................................................... $ 25,343,804
(d)
  Proceeds received from short sales — affiliated ............................................................................... $ 441,068
(e)
  Proceeds received from short sales — unaffiliated ............................................................................. $ 76,354
(f)
  Proceeds received from borrowed bonds .................................................................................... $ 86,603,055
(g)
  Premiums received .................................................................................................. $ 9,100,176

Statement of Assets and Liabilities
(continued)
July 31, 2022
2022
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock Global
Long/Short Credit
Fund
NET ASSET VALUE
Institutional
Net assets ..........................................................................................................
$ 1,077,773,743
Shares outstanding ...................................................................................................
116,415,782
Net asset value ......................................................................................................
$ 9.26
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Investor A
Net assets ..........................................................................................................
$ 136,073,278
Shares outstanding ...................................................................................................
14,719,235
Net asset value ......................................................................................................
$ 9.24
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Investor C
Net assets ..........................................................................................................
$ 9,827,131
Shares outstanding ...................................................................................................
1,075,390
Net asset value ......................................................................................................
$ 9.14
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Class K
Net assets ..........................................................................................................
$ 318,156,566
Shares outstanding ...................................................................................................
34,330,767
Net asset value ......................................................................................................
$ 9.27
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001

Statement of Operations
Year Ended July 31, 2022

Financial Statements
See notes to financial statements.
BlackRock Global
Long/Short Credit
Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 748,863
Dividends — unaffiliated ............................................................................................... 193,062
Interest — unaffiliated ................................................................................................ 69,820,227
Foreign taxes withheld ................................................................................................ (7,576)
Total investment income .................................................................................................
70,754,576
EXPENSES
Investment advisory .................................................................................................. 15,481,985
Transfer agent — class specific .......................................................................................... 1,119,627
Administration ..................................................................................................... 664,553
Service and distribution — class specific .................................................................................... 427,474
Accounting services .................................................................................................. 390,580
Administration — class specific .......................................................................................... 250,834
Registration ....................................................................................................... 130,531
Custodian ......................................................................................................... 126,411
Trustees and Officer .................................................................................................. 18,870
Miscellaneous ...................................................................................................... 519,889
Total expenses excluding dividend expense, and interest expense .....................................................................
19,130,754
Dividends expense — affiliated .......................................................................................... 11,822
Interest expense .................................................................................................... 3,487,496
Total expenses .......................................................................................................
22,630,072
Less: –
Administration fees waived — class specific ................................................................................ (5,550)
Fees waived and/or reimbursed by the Manager ............................................................................. (86,168)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................................ (5,113)
Total expenses after fees waived and/or reimbursed ..............................................................................
22,533,241
Net investment income ..................................................................................................
48,221,335
REALIZED AND UNREALIZED GAIN (LOSS) $ (161,761,384)
Net realized gain (loss) from: $ –
Investments — affiliated ............................................................................................. (253,332)
Investments — unaffiliated ........................................................................................... (125,236,339)
Borrowed bonds .................................................................................................. 18,744,577
Forward foreign currency exchange contracts ............................................................................... 90,463,497
Foreign currency transactions ......................................................................................... (12,285,129)
Futures contracts .................................................................................................. 18,130,040
Options written ................................................................................................... 21,227,954
Short sales — affiliated .............................................................................................. (212,907)
Short sales — unaffiliated ............................................................................................ 214,861
Swaps ......................................................................................................... 9,677,143
A
20,470,365
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (190,460,813)
Borrowed bonds .................................................................................................. 7,923,254
Forward foreign currency exchange contracts ............................................................................... 10,787,253
Foreign currency translations .......................................................................................... (505,740)
Futures contracts .................................................................................................. (5,737,141)
Options written ................................................................................................... 2,838,177
Short sales — affiliated .............................................................................................. (35,632)
Short sales — unaffiliated ............................................................................................ (36,325)
Swaps ......................................................................................................... (7,004,782)
A
(182,231,749)
Net realized and unrealized loss ............................................................................................
(161,761,384)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (113,540,049)

Statements of Changes in Net Assets

2022
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock Global Long/Short Credit Fund
Year Ended July 31,
2022 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 48,221,335 $ 60,706,136
Net realized gain .................................................................................. 20,470,365 4,438,559
Net change in unrealized appreciation (depreciation) .......................................................... (182,231,749) 70,716,026
Net increase (decrease) in net assets resulting from operations ..................................................... (113,540,049) 135,860,721
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional .................................................................................... (45,186,861) (43,617,993)
Investor A ..................................................................................... (3,089,685) (2,536,547)
Investor C ..................................................................................... (347,824) (563,231)
Class K ....................................................................................... (10,375,706) (13,282,311)
Decrease in net assets resulting from distributions to shareholders ................................................... (59,000,076) (60,000,082)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... 107,073,742 (222,028,905)
NET ASSETS
Total decrease in net assets ............................................................................ (65,466,383) (146,168,266)
Beginning of year .................................................................................... 1,607,297,101 1,753,465,367
End of year ........................................................................................
$ 1,541,830,718 $ 1,607,297,101
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Global Long/Short Credit Fund
Institutional
Year Ended July 31,
2022 2021 2020 2019 2018
Net asset value, beginning of year ..................
$ 10.25  $ 9.78  $ 10.05  $ 10.36  $ 10.36
Net investment income
(a)
........................
0.28 0.38 0.37 0.37 0.33
Net realized and unrealized gain (loss) ...............
(0.92) 0.48 (0.27) (0.10) (0.21)
Net increase (decrease) from investment operations ....... (0.64) 0.86  0.10  0.27  0.12
Distributions from net investment income
(b)
........... (0.35) (0.39) (0.37) (0.58) (0.12)
Net asset value, end of year ...................... $ 9.26  $ 10.25  $ 9.78  $ 10.05  $ 10.36
Total Return
(c)
(6.42)% — — — —
Based on net asset value ......................... (6.42)% 8.95% 0.96%
(d)
2.83%
(d)
1.16%
(d)
Ratios to Average Net Assets
(e)
Total expenses ................................
1.34% 1.46% 1.85% 2.03% 2.00%
Total expenses after fees waived and/or reimbursed .......
1.33% 1.45% 1.85% 2.01% 1.98%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense, broker fees
and expenses on short sales .....................
1.12% 1.09% 1.12% 1.07% 1.05%
Net investment income ..........................
2.89% 3.80% 3.74% 3.67% 3.21%
Supplemental Data
Net assets, end of year (000) ....................... $ 1,077,774  $ 1,202,628  $ 1,223,282  $ 1,747,346  $ 2,305,172
Portfolio turnover rate ........................... 149% 156% 232% 226% 185%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

BlackRock Global Long/Short Credit Fund
Investor A
Year Ended July 31,
2022 2021 2020 2019 2018
Net asset value, beginning of year ..................
$ 10.24  $ 9.76  $ 10.03  $ 10.33  $ 10.31
Net investment income
(a)
........................
0.26 0.35 0.34 0.34 0.31
Net realized and unrealized gain (loss) ...............
(0.93) 0.49 (0.27) (0.10) (0.23)
Net increase (decrease) from investment operations ....... (0.67) 0.84  0.07  0.24  0.08
Distributions from net investment income
(b)
........... (0.33) (0.36) (0.34) (0.54) (0.06)
Net asset value, end of year ...................... $ 9.24  $ 10.24  $ 9.76  $ 10.03  $ 10.33
Total Return
(c)
(6.75)% — — — —
Based on net asset value ......................... (6.75)% 8.69% 0.69%
(d)
2.60%
(d)
0.81%
(d)
Ratios to Average Net Assets
(e)
Total expenses ................................
1.61% 1.73% 2.10% 2.29%
(f)
2.25%
Total expenses after fees waived and/or reimbursed .......
1.60% 1.72% 2.10% 2.27% 2.24%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense, broker fees
and expenses on short sales .....................
1.39% 1.36% 1.37% 1.33% 1.31%
Net investment income ..........................
2.70% 3.53% 3.49% 3.43% 2.99%
Supplemental Data
Net assets, end of year (000) ....................... $ 136,073  $ 86,176  $ 101,727  $ 117,093  $ 168,471
Portfolio turnover rate ........................... 149% 156% 232% 226% 185%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended July 31, 2019, the expense ratio would have been 2.28%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Global Long/Short Credit Fund
Investor C
Year Ended July 31,
2022 2021 2020 2019 2018
Net asset value, beginning of year ..................
$ 10.09  $ 9.58  $ 9.82  $ 10.12  $ 10.10
Net investment income
(a)
........................
0.18 0.27 0.27 0.26 0.23
Net realized and unrealized gain (loss) ...............
(0.91) 0.47 (0.26) (0.10) (0.21)
Net increase (decrease) from investment operations ....... (0.73) 0.74  0.01  0.16  0.02
Distributions from net investment income
(b)
........... (0.22) (0.23) (0.25) (0.46) —
Net asset value, end of year ...................... $ 9.14  $ 10.09  $ 9.58  $ 9.82  $ 10.12
Total Return
(c)
(7.37)% — — — —
Based on net asset value ......................... (7.37)% 7.75% 0.03%
(d)
1.72%
(d)
0.20%
(d)
Ratios to Average Net Assets
(e)
Total expenses ................................
2.37% 2.50% 2.86% 3.05%
(f)
3.02%
Total expenses after fees waived and/or reimbursed .......
2.36% 2.49% 2.86% 3.03% 3.01%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense, broker fees
and expenses on short sales .....................
2.15% 2.13% 2.13% 2.09% 2.08%
Net investment income ..........................
1.88% 2.71% 2.75% 2.65% 2.25%
Supplemental Data
Net assets, end of year (000) ....................... $ 9,827  $ 18,771  $ 29,291  $ 68,930  $ 100,645
Portfolio turnover rate ........................... 149% 156% 232% 226% 185%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

BlackRock Global Long/Short Credit Fund
Class K
Year Ended July 31,
2022 2021 2020 2019 2018
Net asset value, beginning of year ..................
$ 10.26  $ 9.79  $ 10.06  $ 10.37  $ 10.37
Net investment income
(a)
........................
0.29 0.39 0.38 0.38 0.35
Net realized and unrealized gain (loss) ...............
(0.92) 0.48 (0.27) (0.11) (0.21)
Net increase (decrease) from investment operations ....... (0.63) 0.87  0.11  0.27  0.14
Distributions from net investment income
(b)
........... (0.36) (0.40) (0.38) (0.58) (0.14)
Net asset value, end of year ...................... $ 9.27  $ 10.26  $ 9.79  $ 10.06  $ 10.37
Total Return
(c)
(6.35)% — — — —
Based on net asset value ......................... (6.35)% 9.02% 1.04%
(d)
2.91%
(d)
1.34%
(d)
Ratios to Average Net Assets
(e)
Total expenses ................................
1.26% 1.39% 1.77% 1.96% 1.94%
Total expenses after fees waived and/or reimbursed .......
1.26% 1.38% 1.76% 1.94% 1.93%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense, broker fees
and expenses on short sales .....................
1.05% 1.02% 1.04% 1.00% 0.99%
Net investment income ..........................
2.97% 3.85% 3.85% 3.75% 3.33%
Supplemental Data
Net assets, end of year (000) ....................... $ 318,157  $ 299,722  $ 399,165  $ 1,104,061  $ 1,323,371
Portfolio turnover rate ........................... 149% 156% 232% 226% 185%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds IV (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Global Long/Short Credit Fund (the "Fund") is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, and may be subject to a contingent deferred sales charge
("CDSC") for certain redemptions where no initial sales charge was paid at the time of purchase. Investor C Shares may be subject to a 1.00% CDSC if redeemed within one year of purchase. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor C Shares automatically convert to Investor A Shares after approximately eight years. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-
end non-index fixed-income funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2022 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions from net investment income are declared and paid at least annually.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the trustees who are not
“interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants' deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statement(s) of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV").
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models

Notes to Financial Statements
(continued)

Notes to Financial Statements
that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more

Notes to Financial Statements
(continued)

Notes to Financial Statements
risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Special Purpose Acquisition Companies: Special purpose acquisition companies (SPACs) are companies that have no operations but go public with the intention of merging with or acquiring a company using the proceeds of the SPAC's initial public offering. The Fund may enter into a commitment with a SPAC for a private investment in a public equity (PIPE) and will satisfy the commitment if and when the SPAC completes its merger or acquisition. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a registration statement for the shares is filed and declared effective. Unfunded SPAC PIPE commitments are marked-to-
market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the
Fund had no outstanding unfunded SPAC PIPE commitments.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate the fund to make future cash payments. As of July 31, 2022, the Fund had outstanding commitments of $400,000. These commitments are not included in the net assets of the Fund as of July 31, 2022.
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statement of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

For the year ended July 31, 2022, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for the Fund were
$3,092,723 and 0.33%, respectively.
Borrowed bond agreements and reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an "MRA"), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/
or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements and reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.
As of period end, the following table is a summary of the Fund’s open borrowed bond agreements and reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:
Short Sale Transactions:  In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the Statement of
Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Statement of Assets and Liabilities.  Securities segregated as collateral are denoted in the Schedule of Investments. A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the Statement of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Statement of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is, limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Counterparty
Borrowed Bond
Agreements
(a)
Borrowed
Bonds at
Value including
Accrued
Interest
(b)
Exposure
Due (to)/from
Counterparty
before Collateral
Non-cash
Collateral
Received
Cash Collateral
Received
Non-cash
Collateral
Pledged
Including
Accrued Interest
Cash Collateral
Pledged
Net Collateral
(Received)/
Pledged
Net Exposure
Due (to)/ from
Counterparty
(c)
BlackRock Global Long/Short Credit Fund
Barclays Bank plc .............. $ 28,048,262 $ (27,389,939) $ 658,323 $ — $ — $ — $ — $ — $ 658,323
(d)
BNP Paribas SA ............... 9,387,455 (8,409,785) 977,670 — (260,942) — — (260,942) 716,728
(e)
Credit Suisse Securities (USA) LLC .. 1,357,833 (1,358,466) (633) — — — — — (633)
J.P. Morgan Securities LLC ........ 8,131,668 (4,863,648) 3,268,020 — — — — — 3,268,020
(f)
J.P. Morgan Securities plc ......... 28,673,836 (28,778,410) (104,574) — — — — — (104,574)
Merrill Lynch International ......... 2,691,328 (2,731,092) (39,764) — — — — — (39,764)
RBC Capital Markets LLC ......... 5,880,380 (6,129,639) (249,259) — — — — — (249,259)
RBC Europe Ltd. ............... 2,829,855 (2,806,280) 23,575 — — — — — 23,575
$ 87,000,617 $ (82,467,259) $ 4,533,358 $ — $ (260,942) $ — $ — $ (260,942) $ 4,272,416
...........................................
(a) Included in Investments at value-unaffiliated in the Statement of Assets and Liabilities.
(b) Includes accrued interest on borrowed bonds in the amount of $1,191,165 which is included in interest expense payable in the Statement of Assets and Liabilities.
(c) Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.
(d) Borrowed bond agreement with a value of $1,506,441 has been purchased and is pending settlement as of July 31, 2022 .1
(e) Borrowed bond agreement with a value of $778,141 has been purchased and is pending settlement as of July 31, 2022. 2
(f) Borrowed bond agreement with a value of $3,324,875 has been purchased and is pending settlement as of July 31, 2022. 3

Notes to Financial Statements
(continued)

Notes to Financial Statements
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities.
Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL, for services they provide for that portion of the Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended July 31, 2022, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.95%
$1 billion - $3 billion ..................................................................................................... 0.89
$3 billion - $5 billion ..................................................................................................... 0.86
$5 billion - $6.5 billion .................................................................................................... 0.83
$ 6.5 billion - $10 billion ................................................................................................... 0.80
Greater than $10 billion ................................................................................................... 0.76
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75
Service and
Distribution
Fees
Investor A ........................................................................................................ $ 280,686
Investor C ........................................................................................................ 146,788
$ 427,474

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.015% of the average daily net assets of each respective class.
For the year ended July 31, 2022, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the
Statement of Operations:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended July 31, 2022, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent - class specific in the Statement of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended July 31, 2022, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the year ended July 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the  year ended  July 31, 2022 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A
Shares for a total of $433 .
For the year ended July 31, 2022, affiliates received CDSCs as follows:
Expense Limitations, Waivers, and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended July
31, 2022, the amount waived was $86,155.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon
90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/ or reimbursed by the Manager in the Statement of Operations. For the year ended July 31, 2022, the Manager waived $13 in investment advisory fees pursuant to this arrangement.
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Institutional Investor A Investor C Class K Total
Administration fees - class specific ............. $ 190,168 $ 16,842 $ 2,202 $ 41,622 $ 250,834
Institutional ............................................................................................................. $ 944
Institutional Investor A Investor C Class K Total
Reimbursed amount ....................... $ 1,172 $ 595 $ 284 $ 22 $ 2,073
Institutional Investor A Investor C Class K Total
Transfer agent fees - class specific ............. $ 981,731 $ 113,408 $ 16,488 $ 8,000 $ 1,119,627
Fund Name Investor A Investor C
BlackRock Global Long/Short Credit Fund ............................................................................. $ 704 $ 2,542

Notes to Financial Statements
(continued)

Notes to Financial Statements
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended July 31, 2022, class specific expense waivers and/
or reimbursements were as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interf und Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended July 31, 2022, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund's Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended July 31, 2022, the purchase and sale transactions and any ne t realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended July 31, 2022, purchases and sales of investments, including paydowns/payups and excluding short-term investments, were $2,164,082,967 and
$2,132,119,427, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of July 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
Institutional Investor A Investor C Class K
Expense Limitations ................................................ 1.20% 1.40% 2.15% 1.15%
Fund Name/Share Class
Administration Fees
Waived - Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed - Class
Specific
BlackRock Global Long/Short Credit Fund
Investor A ..................................................................................... $ 5,17 8 $ 4,587
Investor C ..................................................................................... 372 526
$ 5,5 50 $ 5,113
Purchases ............................................................................................................... $ 1,566,693
Sales ................................................................................................................... 4,340,708
Net Realized Loss .......................................................................................................... (229,207)

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

The tax character of distributions paid was as follows:
As of July 31, 2022, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The differences between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains (losses) on certain futures, options contracts and foreign currency exchange contracts, amortization methods of premiums and discounts on fixed-income securities, the accrual of income on securities in default, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the classification of investments, dividends recognized for tax purposes and the accounting for swap agreements.
As of July 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate ("OBFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate ("SOFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2022, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response
Fund Name
Year Ended
07/31/22
Year Ended
07/31/21
BlackRock Global Long/Short Credit Fund
Ordinary income ........................................................................................... $ 59,000,076 $ 60,000,082
Fund Name
Undistributed
Ordinary
Income
Non-expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock Global Long/Short Credit Fund ........................................... $ 75,591,130 $ (428,257,330) $ (238,002,587) $ (590,668,787)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Global Long/Short Credit Fund ................................. $ 1,790,3 56 , 894 $ 42, 698 , 094 $ (279,978,018) $ (237,2 79 , 924 )

Notes to Financial Statements
(continued)

Notes to Financial Statements
to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on
February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
07/31/22
Year Ended
07/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Global Long/Short Credit Fund
Institutional
Shares sold .............................................
57,816,380 $ 571,072,733 37,495,445 $ 378,609,710
Shares issued in reinvestment of distributions ........................
3,348,270 33,114,387 3,233,135 32,072,694
Shares redeemed .........................................
(62,089,562) (597,211,870) (48,436,257) (485,531,325)
(924,912) $ 6,975,250 (7,707,677) $ (74,848,921)
Investor A
Shares sold and automatic conversion of shares ......................
9,388,064 $ 91,780,264 3,567,062 $ 35,933,723
Shares issued in reinvestment of distributions ........................
275,553 2,725,220 228,585 2,269,850
Shares redeemed .........................................
(3,362,577) (32,660,728) (5,796,696) (57,775,170)
6,301,040 $ 61,844,756 (2,001,049) $ (19,571,597)
Investor C
Shares sold .............................................
145,849 $ 1,439,754 81,135 $ 812,924
Shares issued in reinvestment of distributions ........................
35,116 344,834 56,765 557,997
Shares redeemed and automatic conversion of shares ..................
(966,171) (9,367,981) (1,336,186) (13,198,469)
(785,206) $ (7,583,393) (1,198,286) $ (11,827,548)
Class K
Shares sold .............................................
17,555,604 $ 167,819,896 4,913,850 $ 49,337,579
Shares issued in reinvestment of distributions ........................
167,164 1,653,256 119,787 1,189,489
Shares redeemed .........................................
(12,611,383) (123,636,023) (16,584,595) (166,307,907)
5,111,385 $ 45,837,129 (11,550,958) $ (115,780,839)
9,702,307 $ 107,073,742 (22,457,970) $ (222,028,905)

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of BlackRock Funds IV and Shareholders of BlackRock Global Long/Short Credit Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Global Long/Short Credit Fund (one of the funds constituting BlackRock Funds IV, referred to hereafter as the "Fund") as of July 31, 2022, the related statement of operations for the year ended July 31, 2022, the statements of changes in net assets for each of the two years in the period ended July 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July
31, 2022 and the financial highlights for each of the five years in the period ended July 31, 2022 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2022 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2022
We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information
(unaudited)
2022
BlackRock Annual Report to Shareholders

The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2022:
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended July
31, 2022:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2022 qualified for the dividends-received deduction for corporate shareholders:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2022:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2022:
Fund Name
Qualified Dividend
Income
BlackRock Global Long/Short Credit Fund .................................................................................. $ 3,659,210
Fund Name Federal Obligation Interest
BlackRock Global Long/Short Credit Fund .................................................................................. $ 46,947
Fund Name
Dividends-Received
Deduction
BlackRock Global Long/Short Credit Fund .................................................................................... 0.48%
Fund Name Interest Dividends
BlackRock Global Long/Short Credit Fund .................................................................................. $ 48,263,203
Fund Name
Interest-Related
Dividends
BlackRock Global Long/Short Credit Fund .................................................................................. $ 32,273,132

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds IV (the “Trust”) met on April 14, 2022 (the
“April Meeting”) and May 19-20, 2022 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the
Trust, on behalf of BlackRock Global Long/Short Credit Fund (the “Fund”) and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”),
with respect to the Fund and (2) the Manager and BlackRock (Singapore) Limited (“BRS” and together with BIL, the “Sub-Advisors”), with respect to the Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable;
(b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g)
other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis.
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
(continued)
2022
BlackRock Annual Report to Shareholders

A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.
B. The Investment Performance of the Fund and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April meeting.
In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of
December 31, 2021, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and, in light of the Fund’s outcome-oriented investment objective, certain performance metrics (“Outcome-Oriented Performance Metrics”). The
Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board reviewed and considered the Fund’s performance relative to the Fund’s Outcome-Oriented Performance Metrics including a total return target. The
Board noted that for the one-, three-, and five-year periods reported, the Fund underperformed, outperformed and underperformed, respectively, its total return target. The
Board noted that BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its total return target during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by
BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2021 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile, relative to the Fund’s Expense Peers. The Board also noted, however, that given the comparability limitations of the Expense Peers, BlackRock provided the Board a supplemental peer group consisting of funds that BlackRock believes are generally similar to the Fund. The Board noted that the Fund’s actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the supplemental peer group. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The
Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, as a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the
Board, including the Independent Board Members, approved, by unanimous vote of those present, the continuation of the Advisory Agreements between the Manager and the Trust, on behalf of the Trust, for a one-year term ending June 30, 2023, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to the Fund, for a one-year term ending June 30, 2023. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders.
In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Trustee and Officer Information
2022
BlackRock Annual Report to Shareholders

Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
R. Glenn Hubbard
1958
Chair of the Board
(Since 2022)
and Trustee
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
69 RICs consisting of 99 Portfolios ADP (data and information services) 2004-2020;
Metropolitan Life
Insurance Company
(insurance); KKR Financial
Corporation (finance) from
2004 until 2014
W. Carl Kester
(d)
1951
Vice Chair of the Board
(Since 2022)
Trustee
(Since 2019)
George Fisher Baker Jr. Professor of Business Administration,
Harvard Business School since 2008; Deputy Dean for Academic
Affairs from 2006 to 2010; Chairman of the Finance Unit, from
2005 to 2006; Senior Associate Dean and Chairman of the MBA
Program from 1999 to 2005; Member of the faculty of Harvard
Business School since 1981.
71 RICs consisting of 101 Portfolios None
Cynthia L. Egan
1955
Trustee
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
69 RICs consisting of 99 Portfolios Unum (insurance); The
Hanover
Insurance Group (Board
Chair) (insurance);
Huntsman Corporation
(Lead Independent
Director and non Executive
Vice Chair of the Board)
(chemical products);
Envestnet (investment
platform) from 2013 until
2016
Frank J. Fabozzi
(d)
1948
Trustee
(Since 2019)
Editor of The Journal of Portfolio Management since 1986;
Professor of Finance, EDHEC Business School (France) from
2011 to 2022; Professor of Practice, Johns Hopkins University
since 2021; Visiting Professor; Princeton University for the 2013
to 2014 academic year and Spring 2017 semester; Professor in the Practice of Finance, Yale University School of Management
from 1994 to 2011 and currently a Teaching Fellow in Yale's
Executive Programs; Board Member, BlackRock Equity-Liquidity
Funds from 2014 to 2016; affiliated professor Karlsruhe Institute of Technology from 2008 to 2011; Visiting Professor, Rutgers
University for the Spring 2019 semester; Visiting Professor, New
York University for the 2019 academic year; Adjunct Professor of
Finance, Carnegie Mellon University in fall 2020 semester.
71 RICs consisting of 101 Portfolios None
Lorenzo A. Flores
1964
Trustee
(Since 2021)
Vice Chairman, Kioxia, Inc. since 2019; Chief Financial Officer,
Xilinx, Inc. from 2016 to 2019; Corporate Controller, Xilinx, Inc.
from 2008 to 2016.
69 RICs consisting of 99 Portfolios None
Stayce D. Harris
1959
Trustee
(Since 2021)
Lieutenant General, Inspector General, Office of the Secretary
of the United States Air Force from 2017 to 2019; Lieutenant
General, Assistant Vice Chief of Staff and Director, Air Staff,
United States Air Force from 2016 to 2017; Major General,
Commander, 22nd Air Force, AFRC, Dobbins Air Reserve Base,
Georgia from 2014 to 2016; Pilot, United Airlines from 1990 to
2020.
69 RICs consisting of 99 Portfolios The Boeing Company
J. Phillip Holloman
1955
Trustee
(Since 2021)
President and Chief Operating Officer, Cintas Corporation from
2008 to 2018.
69 RICs consisting of 99 Portfolios PulteGroup, Inc. (home
construction); Rockwell
Automation Inc. (industrial
automation)
Catherine A. Lynch
(d)
1961
Trustee
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
71 RICs consisting of 101 Portfolios PennyMac Mortgage
Investment Trust

Trustee and Officer Information
(continued)

Trustee and Officer Information
Interested Trustees
(a)(e)
(a)
The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72.
The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; and W. Carl Kester, 1995. Certain other Independent Trustees became members of the boards of the closed-end funds in the Fixed-Income
Complex as follows: Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Dr. Fabozzi, Dr. Kester, Ms. Lynch and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex.
Robert Fairbairn
1965
Trustee
(Since 2018)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
97 RICs consisting of 261 Portfolios None
John M. Perlowski
(d)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
99 RICs consisting of 263 Portfolios None

Trustee and Officer Information
(continued)
2022
BlackRock Annual Report to Shareholders

Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective May 31, 2022, Karen P. Robards retired as a Trustee of the Trust.
Effective December 31, 2021, Richard E. Cavanagh and Michael J. Castellano retired as Trustees of the Trust.

Additional Information

Additional Information
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorp orate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

Additional Information
(continued)
2022
BlackRock Annual Report to Shareholders

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisors
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
DAC Designated Activity Company
EAFE Europe, Australasia and Far East
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
CSGLSCMT-7/22-AR

Item 2 – Code of Ethics --
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

               Frank J. Fabozzi
Lorenzo A. Flores
Catherine A. Lynch

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Pricewaterhouse Coopers (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Global Long/Short Credit Fund	$74,100	$74,100	$0	$0	$0	$0	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Global Long/Short Credit Fund	$0	$0

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached

section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds IV

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds IV

Date: September 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds IV

Date: September 23, 2022

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds IV

Date: September 23, 2022